Schedule of Investments (unaudited)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$100	$81,073
4.65%, 10/01/28 (Call 07/01/28)	125	120,640
4.75%, 03/30/30 (Call 12/30/29)	220	209,302
5.38%, 06/15/33 (Call 03/15/33)	105	102,231
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	160	134,103
2.60%, 08/01/31 (Call 05/01/31)	210	173,510
3.60%, 04/15/26 (Call 01/15/26)	403	388,671
4.20%, 06/01/30 (Call 03/01/30)	180	167,971
		1,377,501
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/24)	1,255	1,172,743
2.25%, 06/15/26 (Call 03/15/26)	100	92,480
2.60%, 10/30/25 (Call 07/30/25)	90	85,083
2.70%, 02/01/27 (Call 12/01/26)	335	309,508
2.75%, 02/01/26 (Call 01/01/26)	295	279,208
2.80%, 03/01/27 (Call 12/01/26)	150	138,483
2.95%, 02/01/30 (Call 11/01/29)	235	204,982
3.10%, 05/01/26 (Call 03/01/26)	185	175,767
3.20%, 03/01/29 (Call 12/01/28)	218	197,354
3.25%, 02/01/28 (Call 12/01/27)	90	83,548
3.25%, 03/01/28 (Call 12/01/27)	170	155,845
3.45%, 11/01/28 (Call 08/01/28)	135	123,675
3.63%, 02/01/31 (Call 11/01/30)	385	346,224
4.88%, 05/01/25 (Call 04/01/25)	759	751,281
5.04%, 05/01/27 (Call 03/01/27)	925	918,754
5.15%, 05/01/30 (Call 02/01/30)	988	979,497
6.13%, 02/15/33	230	239,416
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	135	123,239
2.13%, 08/15/26 (Call 05/15/26)	200	186,022
2.25%, 06/01/31 (Call 03/01/31)	90	75,115
2.63%, 11/15/27 (Call 08/15/27)	61	56,054
3.25%, 04/01/25 (Call 03/01/25)	241	235,111
3.50%, 05/15/25 (Call 03/15/25)	205	200,358
3.50%, 04/01/27 (Call 02/01/27)	260	249,095
3.63%, 04/01/30 (Call 01/01/30)	402	373,926
3.75%, 05/15/28 (Call 02/15/28)	320	306,582
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	15	14,975
5.35%, 08/01/33 (Call 05/01/33)	30	29,359
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	60	57,154
4.95%, 08/15/25 (Call 05/15/25)	70	69,151
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	150	118,156
2.90%, 12/15/29 (Call 09/15/29)	170	148,427
3.83%, 04/27/25 (Call 01/27/25)	275	268,495
3.85%, 12/15/26 (Call 09/15/26)	215	207,697
4.40%, 06/15/28 (Call 03/15/28)	328	317,339
5.40%, 01/15/27	255	257,054
5.40%, 07/31/33 (Call 04/30/33)	240	239,331
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	115	95,099
3.55%, 01/15/26 (Call 10/15/25)	404	393,868
3.90%, 06/15/32 (Call 03/15/32)	195	180,266
4.95%, 10/15/25 (Call 09/15/25)	110	110,009
Security	Par (000)	Value

Aerospace & Defense (continued)
5.10%, 11/15/27 (Call 10/15/27)	$330	$334,692
5.25%, 01/15/33 (Call 10/15/32)	405	413,373
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	307	298,386
3.20%, 02/01/27 (Call 11/01/26)	249	235,292
3.25%, 01/15/28 (Call 10/15/27)	395	369,339
4.40%, 05/01/30 (Call 02/01/30)	260	250,772
4.70%, 03/15/33 (Call 12/15/32)	310	300,325
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	245	191,654
2.25%, 07/01/30 (Call 04/01/30)	250	208,035
2.38%, 03/15/32 (Call 12/15/31)	235	188,514
2.65%, 11/01/26 (Call 08/01/26)	140	130,631
3.13%, 05/04/27 (Call 02/04/27)	283	264,333
3.50%, 03/15/27 (Call 12/15/26)	450	426,566
3.95%, 08/16/25 (Call 06/16/25)	572	557,654
4.13%, 11/16/28 (Call 08/16/28)	785	747,227
5.00%, 02/27/26 (Call 01/27/26)	125	124,221
5.15%, 02/27/33 (Call 11/27/32)	330	323,939
5.75%, 11/08/26 (Call 10/08/26)	225	228,160
5.75%, 01/15/29 (Call 12/15/28)	185	188,908
6.00%, 03/15/31 (Call 01/15/31)	450	466,065
6.10%, 03/15/34 (Call 12/15/33)	285	298,880
7.20%, 08/15/27	12	12,805
7.50%, 09/15/29	45	49,862
		17,175,363
Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	300	287,153
2.45%, 02/04/32 (Call 11/04/31)	390	306,268
2.63%, 09/16/26 (Call 06/16/26)	203	189,120
3.40%, 05/06/30 (Call 02/06/30)	140	124,418
4.40%, 02/14/26 (Call 12/14/25)	230	225,884
4.80%, 02/14/29 (Call 11/14/28)	216	210,688
6.20%, 11/01/28 (Call 10/01/28)	75	77,190
6.88%, 11/01/33 (Call 08/01/33)	155	164,610
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	433	408,341
2.90%, 03/01/32 (Call 12/01/31)	145	124,712
3.25%, 03/27/30 (Call 12/27/29)	220	199,507
4.50%, 08/15/33 (Call 05/15/33)	30	28,676
5.94%, 10/01/32	100	106,535
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	345	302,255
2.73%, 03/25/31 (Call 12/25/30)	260	211,342
3.22%, 09/06/26 (Call 07/06/26)	186	175,263
3.46%, 09/06/29 (Call 06/06/29)	170	151,461
3.56%, 08/15/27 (Call 05/15/27)	213	199,469
4.70%, 04/02/27 (Call 02/02/27)	575	561,204
4.74%, 03/16/32 (Call 12/16/31)	176	163,026
4.91%, 04/02/30 (Call 01/02/30)	525	501,087
6.34%, 08/02/30 (Call 06/02/30)	290	297,550
6.42%, 08/02/33 (Call 05/02/33)	290	295,321
7.75%, 10/19/32 (Call 07/19/32)	140	154,676
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	445	407,989
4.45%, 03/16/28 (Call 02/16/28)	240	230,287
5.93%, 02/02/29 (Call 01/02/29)	270	274,212
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	235	220,229
2.75%, 05/14/31 (Call 02/14/31)	240	202,830

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.25%, 08/15/26 (Call 05/15/26)	$105	$99,697
3.75%, 09/25/27 (Call 06/25/27)	157	149,360
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	210	189,612
1.50%, 05/01/25 (Call 04/01/25)	291	276,066
1.75%, 11/01/30 (Call 08/01/30)	210	166,472
2.10%, 05/01/30 (Call 02/01/30)	170	141,527
2.75%, 02/25/26 (Call 11/25/25)	240	227,683
3.13%, 08/17/27 (Call 05/17/27)	120	112,174
3.13%, 03/02/28 (Call 12/02/27)	120	111,499
3.38%, 08/11/25 (Call 05/11/25)	250	242,051
3.38%, 08/15/29 (Call 05/15/29)	236	214,016
4.88%, 02/13/26	360	357,641
4.88%, 02/15/28 (Call 01/15/28)	265	262,169
5.00%, 11/17/25	210	209,180
5.13%, 11/17/27 (Call 10/17/27)	475	475,524
5.13%, 02/15/30 (Call 12/15/29)	345	340,432
5.25%, 09/07/28 (Call 08/07/28)	90	90,442
5.38%, 02/15/33 (Call 11/15/32)	410	403,895
5.50%, 09/07/30 (Call 07/07/30)	80	80,329
5.63%, 11/17/29 (Call 09/17/29)	395	401,715
5.63%, 09/07/33 (Call 06/07/33)	485	486,984
5.75%, 11/17/32 (Call 08/17/32)	280	286,219
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	461	453,357
		12,579,347
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	39	34,964
Series 2016-1, Class AA, 3.58%, 07/15/29	47	42,607
Series 2016-2, Class AA, 3.20%, 12/15/29	206	184,152
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	50	44,525
Series 2017-1, Class AA, 3.65%, 08/15/30	34	30,913
Series 2017-2, Class AA, 3.35%, 04/15/31	116	102,462
Series 2019-1, Class AA, 3.15%, 08/15/33	20	17,030
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	129	113,877
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,327
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	175	147,995
3.00%, 11/15/26 (Call 08/15/26)	200	187,514
3.45%, 11/16/27 (Call 08/16/27)	30	27,726
5.13%, 06/15/27 (Call 04/15/27)	465	460,044
5.25%, 05/04/25 (Call 04/04/25)	330	328,058
United Airlines Pass Through Trust
5.80%, 07/15/37	226	216,784
Series 2013-1, Class A, 4.30%, 02/15/27	122	116,319
Series 2014-1, Class A, 4.00%, 10/11/27	33	31,212
Series 2014-2, Class A, 3.75%, 03/03/28	166	153,295
Series 2016-1, Class AA, 3.10%, 01/07/30	103	91,579
Series 2016-2, Class AA, 2.88%, 04/07/30	58	51,009
Series 2018-1, Class AA, 3.50%, 09/01/31	34	30,243
Series 2019, Class AA, 4.15%, 02/25/33	47	42,362
Series 2019-2, Class AA, 2.70%, 11/01/33	17	13,611
Series 2020-1, 5.88%, 04/15/29	460	457,755
Series 2020-1, Class B, 4.88%, 07/15/27	79	75,261
		3,004,624
Alternate Investments — 0.0%
FS KKR Capital Corp., 7.88%, 01/15/29 (Call 12/15/28)	100	101,774
Security	Par (000)	Value

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	$430	$403,155
2.40%, 03/27/25 (Call 02/27/25)	123	119,179
2.75%, 03/27/27 (Call 01/27/27)	398	374,083
2.85%, 03/27/30 (Call 12/27/29)	414	370,892
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	185	180,384
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	200	174,654
3.75%, 09/15/25 (Call 07/15/25)	185	179,826
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	155	115,911
4.13%, 07/15/27 (Call 04/15/27)	102	94,144
4.25%, 04/01/25 (Call 01/01/25)	20	19,522
7.00%, 11/27/26	325	328,602
7.05%, 11/27/25	95	96,200
7.35%, 11/27/28 (Call 10/27/28)	150	151,197
7.70%, 11/27/30 (Call 09/27/30)	125	126,744
7.85%, 11/27/33 (Call 08/27/33)	300	304,788
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	195	184,420
2.80%, 04/23/27 (Call 02/23/27)	180	161,541
2.95%, 04/23/30 (Call 01/23/30)	210	169,912
		3,555,154
Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.00%, 09/10/25	90	83,685
1.20%, 07/08/25	250	234,840
1.30%, 09/09/26	245	221,678
1.50%, 01/13/25	130	124,672
1.80%, 01/13/31	85	68,453
2.00%, 03/24/28	170	149,909
2.25%, 01/12/29	240	210,821
2.30%, 09/09/26	255	237,333
2.35%, 01/08/27	205	189,204
3.50%, 02/15/28	220	207,093
4.60%, 04/17/30	135	130,646
4.70%, 01/12/28	145	142,964
4.75%, 01/12/26	50	49,642
5.00%, 05/23/25	80	79,721
5.13%, 07/07/28	135	135,449
5.25%, 07/07/26	110	110,586
5.65%, 11/15/28	125	127,847
5.80%, 10/03/25	115	116,145
5.85%, 10/04/30	150	154,969
Series A, 4.60%, 04/17/25	150	148,639
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	170	157,748
1.50%, 09/01/30 (Call 06/01/30)	255	205,985
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	970	773,773
4.35%, 12/08/26 (Call 09/08/26)(a)	60	56,755
6.10%, 08/19/32 (Call 05/19/32)	545	531,337
6.63%, 10/01/28(a)	180	182,803
7.45%, 07/16/31(a)	225	236,523
9.63%, 04/22/30 (Call 01/22/30)	15	17,181
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	205	185,693
2.90%, 02/16/28 (Call 12/16/27)	200	174,729
2.90%, 02/10/29 (Call 12/10/28)	210	178,259
3.38%, 11/13/25 (Call 10/13/25)	410	386,276
3.63%, 06/17/31 (Call 03/17/31)	220	182,801

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.82%, 11/02/27 (Call 08/02/27)	$10	$9,091
4.00%, 11/13/30 (Call 08/13/30)	415	356,377
4.13%, 08/04/25	15	14,407
4.13%, 08/17/27 (Call 06/17/27)	370	341,929
4.27%, 01/09/27 (Call 11/09/26)	30	28,178
4.39%, 01/08/26	225	215,768
4.54%, 08/01/26 (Call 06/01/26)	25	23,781
4.95%, 05/28/27 (Call 04/28/27)	210	200,392
5.11%, 05/03/29 (Call 02/03/29)	455	427,131
5.13%, 06/16/25 (Call 05/16/25)	35	34,223
6.80%, 05/12/28 (Call 04/12/28)(a)	405	412,267
6.80%, 11/07/28 (Call 10/07/28)	400	407,849
6.95%, 03/06/26 (Call 02/06/26)	230	232,116
6.95%, 06/10/26 (Call 05/10/26)	10	10,111
7.12%, 11/07/33 (Call 08/07/33)	400	416,955
7.20%, 06/10/30 (Call 04/10/30)	180	186,191
7.35%, 11/04/27 (Call 10/04/27)	210	216,056
7.35%, 03/06/30 (Call 01/06/30)	470	488,221
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	195	186,389
5.00%, 10/01/28 (Call 07/01/28)	192	188,422
5.40%, 10/15/29 (Call 08/15/29)	270	266,359
5.60%, 10/15/32 (Call 07/15/32)	335	327,491
6.13%, 10/01/25 (Call 09/01/25)	718	721,638
6.80%, 10/01/27 (Call 08/01/27)	160	166,137
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	295	268,767
1.50%, 06/10/26 (Call 05/10/26)	180	162,247
2.35%, 02/26/27 (Call 01/26/27)	355	320,353
2.35%, 01/08/31 (Call 10/08/30)	198	157,548
2.40%, 04/10/28 (Call 02/10/28)	190	166,503
2.40%, 10/15/28 (Call 08/15/28)	255	218,591
2.70%, 08/20/27 (Call 06/20/27)	125	112,536
2.70%, 06/10/31 (Call 03/10/31)	270	217,519
2.75%, 06/20/25 (Call 05/20/25)	385	367,123
2.90%, 02/26/25 (Call 01/26/25)	413	397,878
3.10%, 01/12/32 (Call 10/12/31)	310	252,616
3.60%, 06/21/30 (Call 03/21/30)	291	254,643
3.80%, 04/07/25	170	165,260
3.85%, 01/05/28 (Call 10/05/27)	90	83,611
4.00%, 01/15/25 (Call 10/15/24)	306	299,425
4.00%, 10/06/26 (Call 07/06/26)	220	209,924
4.30%, 07/13/25 (Call 04/13/25)	20	19,518
4.30%, 04/06/29 (Call 02/06/29)	250	232,101
4.35%, 04/09/25 (Call 02/09/25)	350	342,815
4.35%, 01/17/27 (Call 10/17/26)	297	285,681
5.00%, 04/09/27 (Call 03/09/27)	295	289,704
5.25%, 03/01/26 (Call 12/01/25)	352	347,969
5.40%, 04/06/26	190	189,212
5.65%, 01/17/29 (Call 10/17/28)	85	84,624
5.80%, 06/23/28 (Call 05/23/28)	365	365,114
5.85%, 04/06/30 (Call 02/06/30)	245	244,294
6.00%, 01/09/28 (Call 12/09/27)	230	233,251
6.05%, 10/10/25	265	266,134
6.40%, 01/09/33 (Call 10/09/32)(a)	235	241,233
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	70	67,433
2.97%, 03/10/32 (Call 12/10/31)	260	225,448
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	370	446,980
Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
1.10%, 05/11/26	$115	$104,959
1.80%, 02/06/25	135	129,810
2.00%, 02/04/27	160	146,031
2.85%, 04/07/25	80	77,587
3.55%, 08/11/25	40	39,022
4.45%, 03/30/26	225	223,121
4.60%, 01/10/28	160	158,579
4.95%, 10/03/25	180	179,700
5.05%, 08/10/26	5	5,025
5.20%, 11/09/26	50	50,552
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	350	322,255
2.36%, 03/25/31 (Call 12/25/30)(a)	128	108,075
2.76%, 07/02/29	70	63,231
3.67%, 07/20/28	70	67,031
5.12%, 07/13/28 (Call 06/13/28)	80	81,185
5.12%, 07/13/33 (Call 04/13/33)(a)	85	86,614
5.28%, 07/13/26 (Call 06/13/26)(a)	60	60,538
Toyota Motor Credit Corp.
0.80%, 10/16/25	150	138,822
0.80%, 01/09/26	50	45,837
1.13%, 06/18/26	305	277,274
1.15%, 08/13/27	105	91,844
1.45%, 01/13/25	170	163,117
1.65%, 01/10/31	160	127,446
1.80%, 02/13/25	270	259,329
1.90%, 01/13/27	190	173,192
1.90%, 04/06/28	235	208,018
1.90%, 09/12/31	215	171,478
2.15%, 02/13/30	75	63,960
2.40%, 01/13/32(a)	30	24,713
3.00%, 04/01/25	427	414,943
3.05%, 03/22/27	420	395,922
3.05%, 01/11/28	180	168,082
3.20%, 01/11/27	260	246,727
3.38%, 04/01/30	390	355,560
3.40%, 04/14/25	205	199,982
3.65%, 08/18/25	205	199,878
3.65%, 01/08/29	50	47,290
3.95%, 06/30/25	165	161,930
4.45%, 05/18/26	185	182,769
4.45%, 06/29/29	210	205,065
4.55%, 09/20/27	125	123,651
4.55%, 05/17/30	165	160,386
4.63%, 01/12/28	365	361,560
4.70%, 01/12/33	120	117,351
4.80%, 01/10/25	80	79,670
5.00%, 08/14/26	290	289,609
5.25%, 09/11/28	100	101,231
5.40%, 11/10/25	150	151,054
5.40%, 11/20/26	125	126,300
5.45%, 11/10/27	250	254,982
5.55%, 11/20/30	300	306,813
5.60%, 09/11/25	75	75,646
		27,982,439
Auto Parts & Equipment — 0.0%
Aptiv PLC
2.40%, 02/18/25 (Call 02/18/24)	15	14,427
3.25%, 03/01/32 (Call 12/01/31)	245	208,145
4.35%, 03/15/29 (Call 12/15/28)	80	75,887

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	$333	$302,484
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	105	82,012
3.50%, 05/30/30 (Call 02/28/30)	100	86,454
3.80%, 09/15/27 (Call 06/15/27)	128	120,509
4.25%, 05/15/29 (Call 02/15/29)	110	102,192
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	75	63,415
4.15%, 10/01/25 (Call 07/01/25)	223	218,765
5.50%, 03/21/33 (Call 12/21/32)	100	101,410
		1,375,700
Banks — 9.5%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	110	106,851
5.09%, 12/08/25	250	249,586
5.38%, 07/03/25	310	310,803
5.67%, 10/03/25	495	498,487
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	385	354,922
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(b)	360	358,894
7.88%, 11/15/34 (Call 11/15/33),
(1-year CMT + 3.300%)(b)	200	207,230
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	225	199,486
1.85%, 03/25/26	425	387,382
2.75%, 05/28/25	260	247,384
2.75%, 12/03/30	315	246,613
2.96%, 03/25/31	220	180,391
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(b)	225	175,968
3.31%, 06/27/29	285	253,300
3.49%, 05/28/30	240	207,805
3.80%, 02/23/28	215	197,731
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)	285	268,834
4.25%, 04/11/27	235	222,963
4.38%, 04/12/28	275	257,762
5.15%, 08/18/25	405	399,609
5.18%, 11/19/25	585	571,768
5.29%, 08/18/27	265	259,745
5.59%, 08/08/28	410	407,397
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(b)	205	208,566
6.61%, 11/07/28	200	207,298
6.92%, 08/08/33	600	596,068
6.94%, 11/07/33	400	423,397
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(b)	573	525,076
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(b)	710	661,174
1.53%, 12/06/25 (Call 12/06/24),
(1-day SOFR + 0.650%)(b)	515	490,658
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(b)	1,240	1,119,653
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(b)	565	443,450
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(b)	535	418,536
Security	Par (000)	Value

Banks (continued)
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(b)	$310	$295,214
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(b)	665	571,431
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(b)	895	702,815
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(b)	565	426,911
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(b)	785	652,263
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	610	555,774
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(b)	767	610,639
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(b)	905	752,330
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(b)	1,060	861,727
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	493	423,492
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(b)	1,070	873,876
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	585	514,116
3.25%, 10/21/27 (Call 10/21/26)	711	663,683
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(b)	440	426,225
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(b)	720	695,910
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	1,468	1,348,940
3.50%, 04/19/26	653	628,129
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	643	611,480
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	480	448,178
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	466	438,074
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	530	501,641
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(b)	685	578,316
3.88%, 08/01/25	450	440,376
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	506	474,067
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	657	607,272
4.00%, 01/22/25	566	555,924
4.25%, 10/22/26	562	543,419
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	790	746,056
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(b)	470	452,220
4.45%, 03/03/26	462	451,026
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(b)	1,090	1,000,539
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(b)	490	483,464
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(b)	635	622,506

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(b)	$1,300	$1,235,281
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	865	855,500
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	815	802,405
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(b)	1,330	1,279,023
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(b)	520	525,109
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(b)	1,000	1,003,355
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(b)	255	256,898
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(b)	400	409,325
Series L, 3.95%, 04/21/25	605	589,883
Series L, 4.18%, 11/25/27 (Call 11/25/26)	572	545,952
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(b)	660	602,069
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(b)	445	361,709
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	270	272,177
5.65%, 08/18/25 (Call 07/18/25)	755	758,756
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(b)	270	245,600
1.25%, 09/15/26	470	420,324
1.50%, 01/10/25	415	397,230
1.85%, 05/01/25	345	327,592
2.65%, 03/08/27	450	415,964
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(b)	210	161,518
3.70%, 06/07/25	425	413,633
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(b)	290	259,456
5.20%, 12/12/24	265	263,787
5.20%, 02/01/28 (Call 01/01/28)	430	428,689
5.30%, 06/05/26	260	259,699
5.72%, 09/25/28 (Call 08/25/28)	350	354,121
5.92%, 09/25/25	130	130,983
Series H, 4.70%, 09/14/27 (Call 08/14/27)	275	269,702
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	105	95,551
1.05%, 10/15/26 (Call 09/15/26)	210	187,110
1.60%, 04/24/25 (Call 03/24/25)	254	241,269
1.65%, 07/14/28 (Call 05/14/28)	139	119,037
1.65%, 01/28/31 (Call 10/28/30)	205	162,766
1.80%, 07/28/31 (Call 04/28/31)	224	174,798
2.05%, 01/26/27 (Call 12/26/26)	245	222,849
2.45%, 08/17/26 (Call 05/17/26)	197	183,527
2.50%, 01/26/32 (Call 10/26/31)(a)	245	200,266
2.80%, 05/04/26 (Call 02/04/26)	302	285,598
3.00%, 10/30/28 (Call 07/30/28)	130	116,935
3.25%, 05/16/27 (Call 02/16/27)(a)	145	135,829
3.30%, 08/23/29 (Call 05/23/29)	369	331,624
3.40%, 01/29/28 (Call 10/29/27)	276	257,501
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(b)	246	231,803
3.85%, 04/28/28	195	186,131
Security	Par (000)	Value

Banks (continued)
3.85%, 04/26/29 (Call 02/26/29)	$230	$215,888
3.95%, 11/18/25 (Call 10/18/25)	162	157,884
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(b)	190	180,823
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(b)	80	73,184
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(b)	155	151,942
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(b)	135	131,101
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(b)	115	110,528
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(b)	225	210,870
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(b)	235	232,377
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(b)	180	171,218
5.15%, 05/22/26 (Call 05/22/25),
(1-day SOFR + 1.067%)(b)	30	29,799
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(b)	295	300,302
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(b)	660	672,353
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(b)	235	243,839
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(b)	175	185,633
Series G, 3.00%, 02/24/25 (Call 01/24/25)	195	189,139
Series J, 1.90%, 01/25/29 (Call 11/25/28)	120	102,720
Bank of Nova Scotia (The)
1.05%, 03/02/26	310	281,556
1.30%, 06/11/25	430	403,128
1.30%, 09/15/26 (Call 06/15/26)	265	237,362
1.35%, 06/24/26	270	244,252
1.45%, 01/10/25	280	267,916
1.95%, 02/02/27	680	615,210
2.15%, 08/01/31	121	96,026
2.20%, 02/03/25	390	375,313
2.45%, 02/02/32	185	147,440
2.70%, 08/03/26	280	261,567
2.95%, 03/11/27	295	274,098
3.45%, 04/11/25	375	364,252
4.50%, 12/16/25	339	330,470
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(b)	260	221,144
4.75%, 02/02/26	220	217,211
4.85%, 02/01/30	300	289,751
5.25%, 12/06/24	40	39,851
5.25%, 06/12/28	210	208,461
5.35%, 12/07/26	150	149,669
5.45%, 06/12/25	320	319,168
5.65%, 02/01/34	150	148,937
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(b)	110	82,613
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	170	164,227
5.13%, 06/11/30 (Call 03/11/30)	60	52,435
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(b)	455	408,359

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(b)	$225	$181,157
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(b)	270	212,955
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(b)	450	428,878
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(b)	335	263,383
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(b)	200	160,674
3.65%, 03/16/25	525	510,145
4.34%, 01/10/28 (Call 01/10/27)	360	339,317
4.38%, 01/12/26	555	539,020
4.84%, 05/09/28 (Call 05/07/27)	385	362,711
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(b)	355	338,589
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(b)	340	312,062
5.20%, 05/12/26	555	541,717
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(b)	260	256,024
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	490	480,557
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(b)	265	255,068
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(b)	605	601,268
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(b)	410	402,966
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(b)	245	247,890
6.50%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 1.880%)(b)	20	20,164
6.69%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.620%)(b)	400	407,623
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(b)	400	398,921
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(b)	415	424,277
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	390	406,377
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(b)	580	617,976
BPCE SA, 3.38%, 12/02/26	262	247,036
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	90	82,925
1.25%, 06/22/26 (Call 05/22/26)	383	345,246
2.25%, 01/28/25	310	298,092
3.30%, 04/07/25	410	397,287
3.45%, 04/07/27 (Call 03/07/27)	315	296,716
3.60%, 04/07/32 (Call 03/07/32)	210	184,107
3.95%, 08/04/25	260	253,351
5.00%, 04/28/28 (Call 03/28/28)	300	294,347
5.14%, 04/28/25	175	173,878
5.62%, 07/17/26	115	115,509
5.93%, 10/02/26	120	121,913
5.99%, 10/03/28 (Call 09/03/28)	145	147,847
6.09%, 10/03/33 (Call 07/03/33)	300	305,988
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(b)	60	56,988
Security	Par (000)	Value

Banks (continued)
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	$500	$502,900
5.80%, 09/29/28 (Call 08/29/28)	560	570,999
5.86%, 09/29/25 (Call 08/29/25)	370	373,438
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(b)	575	520,608
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(b)	650	585,063
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(b)	420	400,294
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(b)	795	629,517
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	780	627,650
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(b)	801	661,627
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(b)	535	448,696
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	738	637,799
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	740	606,890
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	460	426,549
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	1,103	1,063,527
3.20%, 10/21/26 (Call 07/21/26)	755	711,436
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(b)	255	246,710
3.30%, 04/27/25	424	411,465
3.40%, 05/01/26	528	503,852
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	495	460,313
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	651	609,789
3.70%, 01/12/26	538	520,037
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	870	753,147
3.88%, 03/26/25	260	253,231
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	685	651,946
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	650	599,834
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(b)	406	382,032
4.13%, 07/25/28	530	496,027
4.30%, 11/20/26	282	272,323
4.40%, 06/10/25	501	491,208
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	1,215	1,126,880
4.45%, 09/29/27	962	921,171
4.60%, 03/09/26	400	390,368
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(b)	310	302,846
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(b)	605	569,319
5.50%, 09/13/25	449	447,253
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(b)	575	574,456
5.88%, 02/22/33	365	369,410

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.00%, 10/31/33	$40	$40,662
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(b)	345	342,263
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(b)	845	871,790
6.63%, 01/15/28	45	47,875
6.63%, 06/15/32	350	368,952
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	265	250,193
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(b)	265	244,499
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	260	244,713
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	87	69,563
2.64%, 09/30/32 (Call 07/02/32)	120	86,578
2.85%, 07/27/26 (Call 04/25/26)	175	159,581
3.25%, 04/30/30 (Call 01/30/30)(a)	150	125,243
4.30%, 12/03/25 (Call 11/03/25)	145	139,124
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(b)	50	42,736
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	150	132,754
Commonwealth Bank of Australia/New York NY,
5.32%, 03/13/26	470	472,432
Cooperatieve Rabobank UA
3.75%, 07/21/26	355	336,032
4.38%, 08/04/25	300	291,101
5.50%, 07/18/25	55	55,108
5.50%, 10/05/26	250	252,372
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	295	282,676
3.38%, 05/21/25	30	29,170
Credit Suisse AG/New York NY
1.25%, 08/07/26	380	337,824
2.95%, 04/09/25	495	474,810
3.70%, 02/21/25	390	378,532
5.00%, 07/09/27	505	494,907
7.50%, 02/15/28	440	470,371
7.95%, 01/09/25	55	56,075
Deutsche Bank AG
4.10%, 01/13/26	241	232,760
4.50%, 04/01/25	200	193,950
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(b)	300	305,587
Deutsche Bank AG/New York NY
1.69%, 03/19/26	535	490,375
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(b)	595	545,779
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	385	344,471
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	280	250,071
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(b)	385	307,113
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(b)	430	360,393
3.73%, 01/14/32 (Call 01/14/31),
(1-day SOFR + 2.757%)(b)	230	180,498
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(b)	230	175,986
4.10%, 01/13/26	105	100,688
Security	Par (000)	Value

Banks (continued)
4.16%, 05/13/25	$175	$171,258
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(b)	230	202,099
5.37%, 09/09/27	85	84,476
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(b)	200	182,043
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(b)	20	19,875
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(b)	365	371,475
7.08%, 02/10/34 (Call 02/10/33),
(1-day SOFR + 3.650%)(b)	230	220,673
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(b)	195	198,920
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	255	202,994
3.45%, 07/27/26 (Call 04/27/26)	260	239,550
4.25%, 03/13/26	20	19,026
4.65%, 09/13/28 (Call 06/13/28)	55	50,129
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(b)	70	61,746
2.38%, 01/28/25 (Call 12/29/24)	105	100,914
2.55%, 05/05/27 (Call 04/05/27)	230	207,512
3.95%, 03/14/28 (Call 02/14/28)	190	177,713
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(b)	115	107,464
4.34%, 04/25/33 (Call 04/05/32),
(1-day SOFR + 1.660%)(b)	90	78,968
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(b)	390	364,417
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(b)	100	101,070
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(b)	260	261,657
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	250	224,800
3.85%, 03/15/26 (Call 02/15/26)	70	66,186
3.95%, 07/28/25 (Call 06/28/25)	225	217,998
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(b)	100	93,884
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	45	42,907
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	15	15,004
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	50	48,622
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(b)	290	272,323
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(b)	575	522,496
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(b)	725	657,451
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(b)	690	615,022
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	985	884,430
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(b)	617	478,408
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	975	768,201
2.60%, 02/07/30 (Call 11/07/29)	724	613,869

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	$885	$713,015
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	735	669,264
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(b)	700	558,441
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	1,175	969,360
3.50%, 01/23/25 (Call 10/23/24)	671	654,423
3.50%, 04/01/25 (Call 03/01/25)	827	803,016
3.50%, 11/16/26 (Call 11/16/25)	630	601,110
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	762	717,030
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(b)	590	553,966
3.75%, 05/22/25 (Call 02/22/25)	636	619,295
3.75%, 02/25/26 (Call 11/25/25)	507	489,309
3.80%, 03/15/30 (Call 12/15/29)	583	528,456
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	562	522,360
3.85%, 01/26/27 (Call 01/26/26)	923	886,391
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	1,006	950,140
4.25%, 10/21/25	596	580,717
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(b)	205	198,614
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	550	530,473
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(b)	500	500,594
5.95%, 01/15/27	310	315,856
6.13%, 02/15/33	255	268,502
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(b)	335	346,919
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(b)	300	317,049
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(b)	495	445,938
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(b)	555	522,127
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(b)	625	544,760
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(b)	210	197,998
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(b)	425	360,931
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	570	515,773
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(b)	365	292,325
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	790	633,863
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(b)	345	286,690
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(b)	530	422,324
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(b)	270	259,566
3.90%, 05/25/26	605	581,419
Security	Par (000)	Value

Banks (continued)
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(b)	$690	$627,633
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	550	520,670
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(b)	385	377,202
4.25%, 08/18/25	535	519,404
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. SOFR + 1.609%)(b)	615	596,098
4.30%, 03/08/26	750	731,398
4.38%, 11/23/26	405	390,888
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	560	532,799
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	495	478,933
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(b)	500	440,503
4.95%, 03/31/30	740	716,564
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(b)	540	530,592
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(b)	730	701,853
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(b)	525	525,957
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	460	465,743
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(b)	720	732,456
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(b)	440	436,002
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(b)	460	474,495
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	570	601,885
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(b)	385	400,624
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(b)	470	513,057
HSBC USA Inc., 5.63%, 03/17/25	200	199,895
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(b)	75	54,316
2.55%, 02/04/30 (Call 01/04/30)(a)	213	175,126
4.00%, 05/15/25 (Call 04/15/25)	140	135,673
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(b)	250	237,550
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)(b)	85	77,510
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(b)	155	155,044
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(b)	255	241,263
5.65%, 01/10/30 (Call 11/10/29)	40	38,848
Indonesia Government International Bond, 3.54%, 11/08/27	270	256,444
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(b)	205	166,943
3.95%, 03/29/27	810	769,223

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	$370	$351,216
4.05%, 04/09/29	210	195,988
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(b)	270	241,169
4.55%, 10/02/28	260	249,772
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(b)	205	206,390
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(b)	300	301,004
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(b)	420	380,990
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(b)	865	790,275
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	500	448,093
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(b)	875	835,433
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(b)	790	719,210
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(b)	355	277,991
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	665	522,401
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	365	347,676
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(b)	445	385,753
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	900	855,041
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	320	287,226
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(b)	640	536,744
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	930	747,820
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	785	641,803
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(b)	455	437,575
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	820	708,054
2.95%, 10/01/26 (Call 07/01/26)	713	674,030
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(b)	465	430,712
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(b)	590	501,588
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	830	685,989
3.13%, 01/23/25 (Call 10/23/24)	185	180,287
3.20%, 06/15/26 (Call 03/15/26)	520	496,567
3.30%, 04/01/26 (Call 01/01/26)	663	633,920
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(b)	533	494,617
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	545	512,872
3.63%, 12/01/27 (Call 12/01/26)	341	322,297
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	580	531,088
Security	Par (000)	Value

Banks (continued)
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	$640	$609,345
3.90%, 07/15/25 (Call 04/15/25)	720	704,513
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(b)	498	481,935
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	492	464,733
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	995	973,382
4.13%, 12/15/26	509	492,517
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(b)	572	544,038
4.25%, 10/01/27	353	343,507
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	535	517,419
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(b)	548	524,392
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(b)	825	780,095
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(b)	435	416,418
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	620	576,050
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	810	797,004
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(b)	1,245	1,182,753
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(b)	580	578,313
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(b)	1,200	1,172,655
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(b)	625	623,111
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(b)	920	915,475
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(b)	480	487,952
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(b)	525	540,378
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(b)	870	909,377
7.63%, 10/15/26	125	133,442
7.75%, 07/15/25	10	10,405
8.00%, 04/29/27	175	190,957
8.75%, 09/01/30	285	335,935
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	30	26,305
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	236,982
3.40%, 05/20/26	250	225,947
3.90%, 04/13/29 (Call 03/13/29)	250	207,205
4.15%, 08/08/25	250	238,536
4.90%, 08/08/32	250	203,665
5.85%, 11/15/27 (Call 10/16/27)	250	241,659
KeyCorp
2.25%, 04/06/27	225	195,734
2.55%, 10/01/29	213	171,251
4.10%, 04/30/28	135	123,182
4.15%, 10/29/25	238	228,905
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(b)	25	21,608

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Korea Development Bank (The)
0.75%, 01/25/25	$20	$19,005
0.80%, 07/19/26	90	80,475
1.00%, 09/09/26	10	8,944
2.00%, 02/24/25	220	211,537
2.00%, 09/12/26(a)	270	248,307
2.00%, 10/25/31	65	52,141
2.25%, 02/24/27	40	36,764
3.00%, 01/13/26	245	234,596
3.38%, 09/16/25	200	193,689
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	1,310	1,218,165
0.63%, 01/22/26	995	913,483
0.75%, 09/30/30	140	110,112
1.00%, 10/01/26	1,105	1,002,633
1.25%, 01/31/25	960	918,878
1.75%, 09/14/29	583	505,050
2.00%, 05/02/25	973	933,533
2.88%, 04/03/28	782	733,687
3.00%, 05/20/27	95	90,489
3.13%, 06/10/25	355	345,577
3.63%, 04/01/26	65	63,565
3.75%, 02/15/28	610	593,810
3.88%, 06/15/28	145	141,669
4.13%, 07/15/33	940	910,833
4.63%, 08/07/26	140	140,152
4.75%, 10/29/30	255	259,027
5.13%, 09/29/25	125	125,586
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	885	811,213
0.88%, 09/03/30	400	315,561
1.75%, 07/27/26	405	376,346
2.00%, 01/13/25	50	48,302
2.38%, 06/10/25	460	442,299
3.88%, 09/28/27	300	293,835
3.88%, 06/14/28	25	24,439
5.00%, 10/24/33	32	33,190
Series 37, 2.50%, 11/15/27	190	176,654
Series 40, 0.50%, 05/27/25	485	454,023
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	115	103,750
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)	220	210,607
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(b)	435	420,392
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	370	340,827
3.75%, 01/11/27	280	264,610
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	315	294,930
4.38%, 03/22/28	315	298,841
4.45%, 05/08/25	600	588,683
4.55%, 08/16/28	255	243,493
4.58%, 12/10/25	360	347,337
4.65%, 03/24/26	445	429,461
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(b)	385	376,572
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(b)	250	232,211
Security	Par (000)	Value

Banks (continued)
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(b)	$255	$255,407
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(b)	25	25,053
7.95%, 11/15/33 (Call 11/15/32),
(1-year CMT + 3.750%)(b)	200	216,017
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(b)	215	200,639
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(b)	180	160,926
7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(b)	180	187,499
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	411	395,719
4.65%, 01/27/26 (Call 12/27/25)	280	269,573
4.70%, 01/27/28 (Call 12/28/27)	110	103,363
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	370	345,915
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(b)	900	809,915
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(b)	295	264,132
2.05%, 07/17/30	25	20,293
2.19%, 02/25/25	650	623,267
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	540	431,257
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(b)	400	362,603
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(b)	65	52,230
2.56%, 02/25/30	300	254,113
2.76%, 09/13/26	385	358,384
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	220	180,691
3.20%, 07/18/29	420	374,890
3.29%, 07/25/27	240	224,260
3.68%, 02/22/27	270	256,878
3.74%, 03/07/29	425	395,925
3.78%, 03/02/25	259	253,109
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(b)	205	199,562
3.85%, 03/01/26	455	439,429
3.96%, 03/02/28	281	267,643
4.05%, 09/11/28	230	218,230
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	305	291,363
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(b)	150	137,581
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	430	423,107
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	715	695,007
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(b)	205	203,453
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(b)	50	49,502
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(b)	290	290,346
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(b)	215	213,825

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(b)	$245	$244,132
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(b)	200	199,206
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(b)	510	509,897
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(b)	255	228,873
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(b)	25	22,514
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(b)	70	55,078
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(b)	230	179,640
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(b)	310	249,111
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(b)	210	198,933
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(b)	245	191,771
2.56%, 09/13/31	315	246,459
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(b)	100	82,578
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(b)	255	242,919
2.84%, 09/13/26	218	202,875
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(b)	200	171,560
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(b)	125	109,340
3.17%, 09/11/27	285	262,879
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(b)	120	106,280
3.66%, 02/28/27	245	231,681
4.02%, 03/05/28	360	341,525
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(b)	335	316,129
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(b)	220	218,894
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(b)	10	10,052
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	255	253,427
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(b)	200	199,879
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(b)	410	408,440
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(b)	215	217,414
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(b)	730	661,282
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	780	700,391
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(b)	815	738,763
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	665	509,713
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	715	549,718
Security	Par (000)	Value

Banks (continued)
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(b)	$740	$703,704
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	845	661,262
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	480	437,414
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(b)	800	603,911
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	575	456,364
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(b)	470	451,493
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	840	709,586
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	670	546,688
3.13%, 07/27/26	689	651,321
3.59%, 07/22/28 (Call 07/22/27)(b)	761	712,138
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	805	714,742
3.63%, 01/20/27	698	666,655
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	836	779,973
3.88%, 01/27/26	689	669,513
3.95%, 04/23/27	909	862,866
4.00%, 07/23/25	700	684,378
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	465	446,597
4.35%, 09/08/26	523	507,468
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	714	677,782
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(b)	460	452,125
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(b)	420	393,158
5.00%, 11/24/25	470	464,897
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(b)	290	287,221
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	665	654,024
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	485	477,298
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(b)	895	857,654
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(b)	385	357,318
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(b)	585	567,024
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(b)	240	238,920
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(b)	545	528,767
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(b)	90	90,718
6.25%, 08/09/26	75	76,547
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	445	457,477
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	685	709,256
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(b)	285	295,225

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(b)	$475	$503,420
7.25%, 04/01/32	480	546,842
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	355	350,737
5.48%, 07/16/25 (Call 06/16/25)	265	265,627
5.88%, 10/30/26 (Call 09/30/26)	505	513,240
National Australia Bank Ltd./New York
2.50%, 07/12/26	380	355,941
3.38%, 01/14/26	310	298,979
3.50%, 06/09/25	1	976
3.91%, 06/09/27	50	48,067
4.90%, 06/13/28	345	341,999
4.94%, 01/12/28	265	262,586
4.97%, 01/12/26	80	79,684
5.20%, 05/13/25	370	369,468
National Bank of Canada, 5.25%, 01/17/25	255	253,945
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	370	332,221
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(b)	200	156,048
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	395	359,551
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	330	304,569
4.80%, 04/05/26	290	284,537
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	390	373,378
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	425	406,629
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(b)	220	216,619
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(b)	220	218,759
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(b)	55	54,837
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(b)	200	199,865
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(b)	305	312,852
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	300	247,993
3.15%, 05/03/29 (Call 02/03/29)	172	156,369
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(b)	137	124,672
3.65%, 08/03/28 (Call 05/03/28)	161	152,018
3.95%, 10/30/25	248	242,264
4.00%, 05/10/27 (Call 04/10/27)	270	262,232
6.13%, 11/02/32 (Call 08/02/32)	240	247,274
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	254	234,608
0.50%, 02/02/26	490	447,279
1.50%, 02/12/25	575	550,736
2.88%, 05/23/25	160	155,172
3.63%, 09/09/27	45	43,689
4.13%, 01/20/26	120	118,409
4.25%, 03/01/28	115	113,881
4.63%, 11/03/25	175	174,203
5.00%, 10/23/26	45	45,517
Security	Par (000)	Value

Banks (continued)
PNC Bank NA
2.70%, 10/22/29	$165	$138,608
2.95%, 02/23/25 (Call 01/23/25)	50	48,348
3.10%, 10/25/27 (Call 09/25/27)	340	311,388
3.25%, 06/01/25 (Call 05/02/25)	275	264,997
3.25%, 01/22/28 (Call 12/23/27)	290	266,548
3.88%, 04/10/25 (Call 03/10/25)	275	267,657
4.05%, 07/26/28	280	261,441
4.20%, 11/01/25 (Call 10/01/25)	67	64,952
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	265	237,275
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(b)	839	683,106
2.55%, 01/22/30 (Call 10/24/29)	500	422,744
2.60%, 07/23/26 (Call 05/24/26)	380	354,821
3.15%, 05/19/27 (Call 04/19/27)	258	240,617
3.45%, 04/23/29 (Call 01/23/29)	459	418,054
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(b)	60	53,513
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(b)	420	410,991
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(b)	285	267,116
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(b)	315	311,223
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	292	290,054
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(b)	182	181,868
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(b)	200	198,982
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	345	345,734
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(b)	240	245,569
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(b)	325	345,414
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	95	78,390
2.25%, 05/18/25 (Call 04/18/25)	230	216,263
Royal Bank of Canada
0.88%, 01/20/26	366	333,919
1.15%, 06/10/25	590	553,746
1.15%, 07/14/26	165	148,360
1.20%, 04/27/26	480	435,967
1.40%, 11/02/26	624	560,252
1.60%, 01/21/25	305	292,475
2.05%, 01/21/27	185	168,510
2.30%, 11/03/31	400	321,243
3.38%, 04/14/25	185	179,909
3.63%, 05/04/27	420	398,570
3.88%, 05/04/32	190	170,361
4.24%, 08/03/27	325	315,008
4.65%, 01/27/26	357	350,825
4.88%, 01/12/26	255	252,893
4.90%, 01/12/28	205	202,895
4.95%, 04/25/25	200	198,568
5.00%, 02/01/33	320	308,336
5.00%, 05/02/33	210	201,968
5.20%, 07/20/26	275	274,672
5.20%, 08/01/28	285	284,129

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.00%, 11/01/27	$405	$416,152
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	215	192,753
3.24%, 10/05/26 (Call 08/05/26)	293	270,523
3.45%, 06/02/25 (Call 05/02/25)	180	172,833
4.40%, 07/13/27 (Call 04/14/27)	229	218,041
4.50%, 07/17/25 (Call 04/17/25)	270	263,889
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(b)	175	173,493
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	150	151,644
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(b)	135	135,888
7.66%, 11/09/31 (Call 11/09/30),
(1-day SOFR + 3.280%)(b)	125	130,482
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(b)	330	303,299
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(b)	300	267,762
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	80	71,384
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(b)	200	161,973
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(b)	310	284,689
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(b)	230	231,795
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(b)	375	378,193
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(b)	340	307,120
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(b)	90	85,791
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(b)	165	150,341
2.20%, 03/03/31	235	187,576
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(b)	176	170,462
2.40%, 01/24/30	246	211,975
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(b)	175	141,674
2.65%, 05/19/26(a)	260	245,599
2.90%, 03/30/26 (Call 10/30/25),
(1-day SOFR + 2.600%)(b)	200	192,802
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(b)	200	174,811
3.30%, 12/16/24	291	284,875
3.55%, 08/18/25	310	301,540
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(b)	130	123,662
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(b)	249	224,612
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(b)	100	92,834
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(b)	110	103,376
4.86%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 0.604%)(b)	235	232,392
Security	Par (000)	Value

Banks (continued)
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(b)	$220	$218,391
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(b)	140	134,884
5.27%, 08/03/26 (Call 07/03/26)	50	49,973
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(b)	225	226,976
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(b)	95	95,327
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(b)	310	316,459
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(b)	125	126,288
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	242,484
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	300	273,127
1.40%, 09/17/26	540	484,232
1.47%, 07/08/25	75	70,283
1.71%, 01/12/31	200	154,679
1.90%, 09/17/28	350	298,906
2.13%, 07/08/30	80	65,033
2.14%, 09/23/30	210	167,813
2.17%, 01/14/27	40	36,261
2.22%, 09/17/31	285	225,353
2.35%, 01/15/25	305	294,174
2.47%, 01/14/29	200	173,272
2.63%, 07/14/26	453	422,468
2.72%, 09/27/29	200	172,169
2.75%, 01/15/30	350	299,063
3.01%, 10/19/26	410	383,899
3.04%, 07/16/29	585	516,009
3.20%, 09/17/29	190	167,757
3.35%, 10/18/27	330	306,725
3.36%, 07/12/27	485	453,185
3.45%, 01/11/27	312	294,509
3.54%, 01/17/28	240	223,350
3.78%, 03/09/26	320	308,562
3.94%, 07/19/28	90	84,718
4.31%, 10/16/28	255	242,602
5.46%, 01/13/26	495	494,497
5.71%, 01/13/30	295	297,082
5.72%, 09/14/28	400	405,312
5.77%, 01/13/33	395	401,556
5.78%, 07/13/33	230	233,070
5.80%, 07/13/28	235	238,367
5.81%, 09/14/33	310	315,289
5.85%, 07/13/30	210	213,869
5.88%, 07/13/26	215	216,968
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	310	293,625
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	255	233,348
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	95	92,241
Toronto-Dominion Bank (The)
0.75%, 09/11/25	300	276,377
0.75%, 01/06/26	405	368,497
1.15%, 06/12/25	305	285,951
1.20%, 06/03/26	394	355,870
1.25%, 12/13/24	60	57,411
1.25%, 09/10/26	360	323,618
1.45%, 01/10/25	170	162,784
1.95%, 01/12/27	165	149,765

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.00%, 09/10/31	$285	$225,521
2.45%, 01/12/32	240	192,250
2.80%, 03/10/27	340	314,739
3.20%, 03/10/32	355	299,483
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(b)	480	450,460
3.77%, 06/06/25	455	443,577
4.11%, 06/08/27	362	347,950
4.46%, 06/08/32	525	487,900
4.69%, 09/15/27	355	348,214
5.16%, 01/10/28	90	89,306
5.52%, 07/17/28	220	221,837
5.53%, 07/17/26	240	241,243
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	480	453,749
2.15%, 12/06/24 (Call 11/06/24)	25	24,078
2.25%, 03/11/30 (Call 12/11/29)	295	233,410
3.30%, 05/15/26 (Call 04/15/26)	330	308,334
3.80%, 10/30/26 (Call 09/30/26)	50	46,743
4.05%, 11/03/25 (Call 09/03/25)	65	63,202
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	329	280,916
1.20%, 08/05/25 (Call 07/03/25)	140	129,857
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(b)	570	512,907
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	435	364,123
1.95%, 06/05/30 (Call 03/05/30)	180	143,921
3.70%, 06/05/25 (Call 05/05/25)	255	247,653
3.88%, 03/19/29 (Call 02/19/29)	135	122,795
4.00%, 05/01/25 (Call 03/01/25)	234	228,306
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(b)	310	291,063
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(b)	330	319,153
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)	325	311,677
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(b)	240	212,425
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	240	220,606
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(b)	405	395,052
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(b)	385	383,437
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(b)	140	140,173
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(b)	400	394,515
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(b)	140	146,346
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	330	253,052
1.45%, 05/12/25 (Call 04/12/25)	440	414,785
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(b)	190	172,020
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(b)	125	92,521
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(b)	280	220,691
3.00%, 07/30/29 (Call 04/30/29)	285	246,919
Security	Par (000)	Value

Banks (continued)
3.10%, 04/27/26 (Call 03/27/26)	$478	$452,510
3.90%, 04/26/28 (Call 03/26/28)	262	247,409
3.95%, 11/17/25 (Call 10/17/25)	209	203,544
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(b)	445	428,220
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	520	499,061
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(b)	450	411,806
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(b)	515	461,139
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(b)	475	473,267
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(b)	185	184,931
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(b)	301	296,458
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(b)	240	236,480
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(b)	140	144,199
Series V, 2.38%, 07/22/26 (Call 06/22/26)	395	365,746
Series X, 3.15%, 04/27/27 (Call 03/27/27)	308	287,948
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	255	245,220
2.80%, 01/27/25 (Call 12/27/24)	425	411,008
UBS AG
1.25%, 06/01/26	200	181,409
5.65%, 09/11/28	365	368,976
5.80%, 09/11/25	235	235,922
UBS Group AG
3.75%, 03/26/25	435	422,005
4.55%, 04/17/26	575	560,300
Wachovia Corp., 7.57%, 08/01/26 (Call 02/01/24)(c)	135	141,341
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	95	83,356
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(b)	791	755,709
2.19%, 04/30/26 (Call 04/29/25),
(1-day SOFR + 2.000%)(b)	625	594,172
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	752	675,947
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(b)	690	576,663
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	855	735,632
3.00%, 02/19/25	600	582,178
3.00%, 04/22/26	834	788,866
3.00%, 10/23/26	1,111	1,040,280
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	590	556,138
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(b)	930	778,746
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	980	919,021
3.55%, 09/29/25	673	650,740
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	727	680,589
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	708	689,259

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 06/03/26	$591	$569,292
4.15%, 01/24/29 (Call 10/24/28)	687	650,741
4.30%, 07/22/27	798	766,021
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(b)	535	499,320
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(b)	405	397,165
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	655	638,720
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	1,125	1,053,807
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	955	918,947
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(b)	1,045	1,016,798
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(b)	900	899,144
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(b)	745	767,788
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(b)	785	820,847
Series B, 7.95%, 11/15/29	125	135,874
Wells Fargo Bank NA
5.45%, 08/07/26 (Call 07/07/26)	520	523,030
5.55%, 08/01/25 (Call 07/01/25)	525	526,720
Westpac Banking Corp.
1.15%, 06/03/26	495	449,426
1.95%, 11/20/28	806	694,097
2.15%, 06/03/31	315	256,947
2.35%, 02/19/25	72	69,540
2.65%, 01/16/30	325	282,296
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(b)	255	198,133
2.70%, 08/19/26	360	339,079
2.85%, 05/13/26	470	446,281
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(b)	1,071	1,023,358
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(b)	210	162,704
3.35%, 03/08/27	303	287,518
3.40%, 01/25/28	562	527,235
3.74%, 08/26/25	25	24,389
4.04%, 08/26/27	200	194,443
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(b)	200	176,947
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(b)	215	203,073
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(b)	185	173,964
5.46%, 11/18/27	420	425,197
5.51%, 11/17/25	225	226,388
5.54%, 11/17/28	225	228,821
6.82%, 11/17/33	175	182,437
Wintrust Financial Corp., 4.85%, 06/06/29	10	8,892
Zions Bancorp. NA, 3.25%, 10/29/29 (Call 07/29/29)	95	73,916
		319,615,451
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	420	388,221
3.65%, 02/01/26 (Call 11/01/25)	887	863,980
Security	Par (000)	Value

Beverages (continued)
4.00%, 04/13/28 (Call 01/13/28)	$350	$339,192
4.75%, 01/23/29 (Call 10/23/28)	908	906,036
4.90%, 01/23/31 (Call 10/23/30)	240	242,336
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	45	43,895
4.75%, 04/15/33 (Call 01/15/33)	80	78,826
Coca-Cola Co. (The)
1.00%, 03/15/28	220	190,150
1.38%, 03/15/31	368	293,614
1.45%, 06/01/27	345	309,731
1.50%, 03/05/28	105	92,627
1.65%, 06/01/30	220	182,827
2.00%, 03/05/31	205	171,224
2.13%, 09/06/29	300	263,037
2.25%, 01/05/32	455	384,064
2.90%, 05/25/27	230	216,607
3.38%, 03/25/27	403	388,718
3.45%, 03/25/30	443	413,258
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	240	233,403
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	75	57,120
2.75%, 01/22/30 (Call 10/22/29)	10	8,688
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	240	193,180
2.88%, 05/01/30 (Call 02/01/30)	135	117,010
3.15%, 08/01/29 (Call 05/01/29)	225	202,222
3.60%, 02/15/28 (Call 11/15/27)	225	211,386
3.70%, 12/06/26 (Call 09/06/26)	224	215,126
4.35%, 05/09/27 (Call 04/09/27)	190	185,380
4.40%, 11/15/25 (Call 09/15/25)	260	254,868
4.65%, 11/15/28 (Call 08/15/28)	180	175,957
4.75%, 12/01/25	30	29,658
4.75%, 05/09/32 (Call 02/09/32)	155	148,198
4.90%, 05/01/33 (Call 02/01/33)	160	154,323
5.00%, 02/02/26 (Call 02/02/24)	225	224,376
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	60	56,157
2.00%, 04/29/30 (Call 01/29/30)	235	195,634
2.13%, 04/29/32 (Call 01/29/32)	15	11,920
2.38%, 10/24/29 (Call 07/24/29)	220	191,204
3.88%, 05/18/28 (Call 02/18/28)	10	9,598
5.20%, 10/24/25	215	215,324
5.30%, 10/24/27 (Call 09/24/27)	10	10,138
5.38%, 10/05/26 (Call 09/05/26)	215	217,249
5.50%, 01/24/33 (Call 10/24/32)	10	10,234
5.63%, 10/05/33 (Call 07/05/33)	220	227,349
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	130	106,194
2.55%, 09/15/26 (Call 06/15/26)	145	135,081
3.20%, 05/01/30 (Call 02/01/30)	180	159,707
3.40%, 11/15/25 (Call 08/15/25)	140	134,792
3.43%, 06/15/27 (Call 03/15/27)	150	141,656
3.95%, 04/15/29 (Call 02/15/29)	225	212,795
4.05%, 04/15/32 (Call 01/15/32)	240	219,819
4.42%, 05/25/25 (Call 03/25/25)	144	141,675
4.60%, 05/25/28 (Call 02/25/28)	275	269,417
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	533	505,010
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	160	127,733

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
1.63%, 05/01/30 (Call 02/01/30)	$274	$226,574
1.95%, 10/21/31 (Call 07/21/31)	180	146,855
2.25%, 03/19/25 (Call 02/19/25)	438	422,484
2.38%, 10/06/26 (Call 07/06/26)	314	294,807
2.63%, 03/19/27 (Call 01/19/27)	125	117,121
2.63%, 07/29/29 (Call 04/29/29)	308	275,953
2.75%, 04/30/25 (Call 01/30/25)	297	287,746
2.75%, 03/19/30 (Call 12/19/29)	320	285,850
2.85%, 02/24/26 (Call 11/24/25)	280	268,241
3.00%, 10/15/27 (Call 07/15/27)	373	351,719
3.50%, 07/17/25 (Call 04/17/25)	180	175,909
3.60%, 02/18/28 (Call 01/18/28)	240	230,173
3.90%, 07/18/32 (Call 04/18/32)	400	376,217
4.45%, 05/15/28 (Call 04/15/28)	170	170,050
4.45%, 02/15/33 (Call 11/15/32)(a)	175	173,305
4.55%, 02/13/26 (Call 01/13/26)	375	373,398
5.13%, 11/10/26 (Call 10/10/26)	150	151,440
5.25%, 11/10/25	150	151,006
7.00%, 03/01/29	215	237,335
		16,194,107
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	305	263,091
1.90%, 02/21/25 (Call 01/21/25)	130	124,790
2.00%, 01/15/32 (Call 10/15/31)	345	271,274
2.20%, 02/21/27 (Call 12/21/26)	237	217,561
2.30%, 02/25/31 (Call 11/25/30)	245	202,981
2.45%, 02/21/30 (Call 11/21/29)	630	541,352
2.60%, 08/19/26 (Call 05/19/26)	450	421,721
3.00%, 02/22/29 (Call 12/22/28)	145	132,103
3.13%, 05/01/25 (Call 02/01/25)	378	366,117
3.20%, 11/02/27 (Call 08/02/27)	67	62,748
3.35%, 02/22/32 (Call 11/22/31)	175	153,622
4.05%, 08/18/29 (Call 06/18/29)	365	347,360
4.20%, 03/01/33 (Call 12/01/32)	280	258,164
5.15%, 03/02/28 (Call 02/02/28)	800	802,186
5.25%, 03/02/25	625	622,906
5.25%, 03/02/30 (Call 01/02/30)	700	703,706
5.25%, 03/02/33 (Call 12/02/32)	920	910,884
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	250	244,385
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	390	320,906
4.05%, 09/15/25 (Call 06/15/25)	695	677,575
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	135	125,411
3.70%, 03/15/32 (Call 12/15/31)	190	162,988
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	195	169,846
1.65%, 10/01/30 (Call 07/01/30)	315	254,667
2.95%, 03/01/27 (Call 12/01/26)	427	400,568
3.50%, 02/01/25 (Call 11/01/24)	500	489,312
3.65%, 03/01/26 (Call 12/01/25)	683	660,998
5.25%, 10/15/33 (Call 07/15/33)	160	160,704
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	145	114,980
5.75%, 12/13/27 (Call 11/13/27)	150	150,366
5.80%, 12/12/25 (Call 11/12/25)	205	204,103
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	343	272,707
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	160	147,766
Security	Par (000)	Value

Biotechnology (continued)
1.75%, 09/02/27 (Call 07/02/27)	$250	$218,899
2.15%, 09/02/31 (Call 06/02/31)	169	132,137
2.20%, 09/02/30 (Call 06/02/30)	290	234,177
		11,545,061
Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	314	301,533
2.49%, 02/15/27 (Call 12/15/26)	106	97,228
2.70%, 02/15/31 (Call 11/15/30)	125	104,724
2.72%, 02/15/30 (Call 11/15/29)	535	460,463
5.80%, 11/30/25(d)	300	301,783
5.90%, 03/15/34 (Call 12/15/33)(d)	45	46,309
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	205	166,084
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	180	160,228
4.00%, 06/15/25 (Call 03/15/25)	110	107,230
4.00%, 03/25/32 (Call 12/25/31)	100	88,466
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	125	124,680
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	196	189,954
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	170	136,433
2.00%, 09/16/31 (Call 06/16/31)	120	95,514
4.90%, 12/01/32 (Call 09/01/32)	25	24,513
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	170	158,579
1.70%, 08/01/27 (Call 06/01/27)	75	66,168
5.50%, 09/15/28 (Call 08/15/28)	115	115,406
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	265	215,354
3.50%, 12/15/27 (Call 09/15/27)	149	139,371
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	125	105,279
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	95	81,083
2.00%, 10/01/30 (Call 07/01/30)	135	106,627
2.00%, 02/15/31 (Call 11/15/30)	215	169,296
3.50%, 11/15/27 (Call 08/15/27)	60	55,744
Mohawk Industries Inc., 5.85%, 09/18/28 (Call 08/18/28)(a)	100	101,300
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	160	151,680
3.88%, 06/01/30 (Call 03/01/30)	95	86,069
3.95%, 08/15/29 (Call 05/15/29)	100	92,596
4.20%, 12/01/24 (Call 09/01/24)	115	113,061
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	50	49,667
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	130	123,502
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	205	197,560
3.80%, 03/21/29 (Call 12/21/28)	163	153,695
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	180	161,017
3.90%, 04/01/27 (Call 01/01/27)	100	95,492
5.80%, 03/01/26 (Call 03/01/24)	70	69,988
		5,013,676

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	$65	$60,917
1.85%, 05/15/27 (Call 03/15/27)	205	186,104
2.05%, 05/15/30 (Call 02/15/30)	272	229,448
4.80%, 03/03/33 (Call 12/03/32)	200	198,013
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	130	125,178
5.05%, 06/01/32 (Call 03/01/32)	200	185,244
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	78	72,056
5.00%, 06/30/32 (Call 03/30/32)	115	108,271
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	50	44,535
6.05%, 03/15/25	331	331,621
6.17%, 07/15/27 (Call 06/15/27)	450	454,419
6.33%, 07/15/29 (Call 05/15/29)	332	338,533
6.35%, 11/15/28 (Call 10/15/28)	215	219,747
6.38%, 07/15/32 (Call 04/15/32)(a)	275	280,188
6.55%, 11/15/30 (Call 09/15/30)	225	230,897
6.70%, 11/15/33 (Call 08/15/33)	120	124,453
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	260	214,348
4.80%, 11/30/28 (Call 08/30/28)	173	171,959
6.30%, 03/15/33 (Call 12/15/32)(a)	40	42,450
7.38%, 11/01/29	409	451,705
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	513	504,671
4.73%, 11/15/28 (Call 08/15/28)	605	597,951
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	287	279,642
4.50%, 12/01/28 (Call 09/01/28)	195	186,931
5.75%, 03/08/33 (Call 12/08/32)	165	163,900
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	243	189,246
1.65%, 02/01/27 (Call 01/01/27)	70	63,373
2.13%, 02/01/32 (Call 11/01/31)	112	90,741
2.70%, 11/01/26 (Call 08/01/26)	260	245,784
3.25%, 12/01/27 (Call 09/01/27)	49	46,204
4.80%, 03/24/30 (Call 12/24/29)	157	156,197
5.25%, 01/15/28 (Call 12/15/27)(a)	270	273,998
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	247	232,109
2.30%, 07/15/30 (Call 04/15/30)	206	173,595
4.50%, 05/15/26 (Call 04/15/26)	40	39,303
4.80%, 05/15/33 (Call 02/15/33)(a)	25	24,320
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	140	130,201
3.45%, 10/01/29 (Call 07/01/29)	163	140,860
5.15%, 05/18/26 (Call 04/18/26)	115	113,398
5.65%, 05/18/33 (Call 02/18/33)(a)	140	131,880
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	151	122,319
4.50%, 05/01/29 (Call 02/01/29)	223	206,729
International Flavors & Fragrances Inc., 4.45%,
09/26/28 (Call 06/26/28)	25	23,838
Linde Inc., 4.80%, 12/05/24	70	69,581
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	256	206,097
2.65%, 02/05/25 (Call 11/05/24)	110	106,664
3.20%, 01/30/26 (Call 10/30/25)	115	110,849
4.70%, 12/05/25 (Call 11/05/25)	130	129,221

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	$130	$122,753
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	220	203,414
2.25%, 10/01/30 (Call 07/01/30)	180	146,652
5.63%, 05/15/33 (Call 02/15/33)(a)	140	139,993
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	85	81,736
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	155	125,947
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	114	98,777
3.00%, 04/01/25 (Call 01/01/25)	135	130,242
4.00%, 12/15/26 (Call 09/15/26)	140	134,532
4.20%, 04/01/29 (Call 01/01/29)	215	204,548
4.90%, 03/27/28 (Call 02/27/28)	160	158,143
5.95%, 11/07/25	160	161,306
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	175	159,600
2.55%, 06/15/30 (Call 03/15/30)	155	130,564
2.80%, 08/15/29 (Call 05/15/29)	60	53,015
3.75%, 03/15/28 (Call 12/15/27)	105	99,507
Rohm & Haas Co., 7.85%, 07/15/29	5	5,531
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	100	80,579
3.75%, 03/15/27 (Call 12/15/26)	94	89,316
4.55%, 03/01/29 (Call 12/01/28)	112	106,924
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	125	99,226
2.30%, 05/15/30 (Call 02/15/30)	202	169,600
2.95%, 08/15/29 (Call 05/15/29)	165	147,557
3.45%, 08/01/25 (Call 05/01/25)	175	169,125
3.45%, 06/01/27 (Call 03/01/27)	560	530,624
3.95%, 01/15/26 (Call 10/15/25)	120	116,636
4.25%, 08/08/25	95	93,213
Westlake Corp.
3.38%, 06/15/30 (Call 03/15/30)	130	112,998
3.60%, 08/15/26 (Call 05/15/26)	204	194,655
		12,896,401
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	305	245,283
1.70%, 05/15/28 (Call 03/15/28)	400	353,660
3.38%, 09/15/25 (Call 06/15/25)	309	300,375
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	155	135,556
3.88%, 08/15/30 (Call 05/15/30)	340	303,520
5.25%, 10/01/25 (Call 07/01/25)	135	133,331
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	80	77,973
3.70%, 04/01/27 (Call 01/01/27)	273	263,733
4.00%, 05/01/32 (Call 02/01/32)	171	158,667
Emory University, Series 2020, 2.14%, 09/01/30
(Call 06/01/30)	100	83,380
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	220	175,181
2.60%, 12/01/24 (Call 11/01/24)	60	58,092
2.60%, 12/15/25 (Call 11/15/25)	179	169,159
3.10%, 05/15/30 (Call 02/15/30)	185	160,519
5.10%, 12/15/27 (Call 11/15/27)	220	217,884
5.10%, 06/01/28 (Call 05/01/28)	160	158,041
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	180	163,036

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.15%, 01/15/27 (Call 12/15/26)	$195	$176,087
2.65%, 02/15/25 (Call 01/15/24)	219	210,695
2.90%, 05/15/30 (Call 02/15/30)	215	183,294
2.90%, 11/15/31 (Call 08/15/31)	195	160,160
3.20%, 08/15/29 (Call 05/15/29)	322	283,935
4.45%, 06/01/28 (Call 03/01/28)	115	109,492
4.80%, 04/01/26 (Call 01/01/26)	88	86,307
4.95%, 08/15/27 (Call 07/15/27)	140	137,320
5.30%, 08/15/29 (Call 06/15/29)	160	156,999
5.40%, 08/15/32 (Call 05/15/32)(a)	190	186,036
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	175	156,559
2.65%, 07/15/31 (Call 04/15/31)	125	97,939
Johns Hopkins University, 4.71%, 07/01/32
(Call 04/01/32)	65	64,189
Leland Stanford Junior University (The), 1.29%,
06/01/27 (Call 04/01/27).	45	40,002
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	70	56,035
3.25%, 01/15/28 (Call 10/15/27)	210	196,841
3.75%, 03/24/25 (Call 02/24/25)	120	117,404
4.25%, 02/01/29 (Call 11/01/28)	255	246,366
4.25%, 08/08/32 (Call 05/08/32)	275	257,255
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	404	382,688
2.30%, 06/01/30 (Call 03/01/30)	300	253,857
2.65%, 10/01/26 (Call 08/01/26)	400	375,263
2.85%, 10/01/29 (Call 07/01/29)	331	293,956
3.90%, 06/01/27 (Call 05/01/27)	55	53,288
4.40%, 06/01/32 (Call 03/01/32)	200	190,889
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	195	152,865
2.90%, 10/01/30 (Call 07/01/30)	225	189,530
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	200	176,527
4.00%, 03/18/29 (Call 12/18/28)	283	270,129
4.75%, 05/20/32 (Call 02/20/32)	85	82,606
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	210	165,831
2.45%, 03/01/27 (Call 02/01/27)	185	171,450
2.50%, 12/01/29 (Call 09/01/29)	184	161,141
2.70%, 03/01/29 (Call 01/01/29)	210	189,469
2.90%, 03/01/32 (Call 12/01/31)	175	149,068
2.95%, 01/22/27 (Call 10/22/26)	314	296,028
4.25%, 05/01/29 (Call 02/01/29)	330	321,395
4.75%, 08/01/28 (Call 05/01/28)	220	219,730
5.25%, 09/15/33 (Call 06/15/33)(d)	5	5,036
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	133	101,281
UL Solutions Inc., 6.50%, 10/20/28
(Call 09/20/28)(d)	85	87,248
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	330	321,679
4.13%, 03/15/29 (Call 12/15/28)	160	151,094
5.75%, 04/01/33 (Call 01/01/33)	135	137,346
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	35	33,074
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	170	138,534
		11,151,307
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	195	161,656

Security	Par (000)	Value

Computers (continued)
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	$355	$330,183
0.70%, 02/08/26 (Call 01/08/26)	600	550,195
1.13%, 05/11/25 (Call 04/11/25)	500	473,225
1.20%, 02/08/28 (Call 12/08/27)	610	531,938
1.25%, 08/20/30 (Call 05/20/30)	325	261,982
1.40%, 08/05/28 (Call 06/05/28)	465	403,517
1.65%, 05/11/30 (Call 02/11/30)	438	365,321
1.65%, 02/08/31 (Call 11/08/30)	630	515,247
1.70%, 08/05/31 (Call 05/05/31)	280	227,066
2.05%, 09/11/26 (Call 07/11/26)	380	354,158
2.20%, 09/11/29 (Call 06/11/29)	369	324,742
2.45%, 08/04/26 (Call 05/04/26)	718	677,055
2.50%, 02/09/25	448	435,166
2.75%, 01/13/25 (Call 11/13/24)	386	376,622
2.90%, 09/12/27 (Call 06/12/27)	446	419,815
3.00%, 06/20/27 (Call 03/20/27)	152	143,956
3.00%, 11/13/27 (Call 08/13/27)	505	477,091
3.20%, 05/13/25	380	370,462
3.20%, 05/11/27 (Call 02/11/27)	410	391,383
3.25%, 02/23/26 (Call 11/23/25)	869	841,227
3.25%, 08/08/29 (Call 06/08/29)	295	275,535
3.35%, 02/09/27 (Call 11/09/26)	552	530,677
3.35%, 08/08/32 (Call 05/08/32)	400	363,474
4.00%, 05/10/28 (Call 04/10/28)	295	289,308
4.15%, 05/10/30 (Call 03/10/30)	160	156,913
4.30%, 05/10/33 (Call 02/10/33)(a)	305	301,071
Booz Allen Hamilton Inc., 5.95%, 08/04/33
(Call 05/04/33)	100	101,360
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	225	201,416
2.30%, 09/14/31 (Call 06/14/31)	95	74,522
Dell Inc., 7.10%, 04/15/28(a)	85	90,488
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	437	431,295
5.25%, 02/01/28 (Call 01/01/28)	100	100,266
5.30%, 10/01/29 (Call 07/01/29)	652	649,516
5.75%, 02/01/33 (Call 11/01/32)(a)	260	263,650
5.85%, 07/15/25 (Call 06/15/25)	205	206,060
6.02%, 06/15/26 (Call 03/15/26)	470	475,304
6.10%, 07/15/27 (Call 05/15/27)	130	132,715
6.20%, 07/15/30 (Call 04/15/30)	147	152,969
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	175	156,427
2.38%, 09/15/28 (Call 07/15/28)	170	143,830
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	210	189,823
2.20%, 03/15/31 (Call 12/15/30)	260	206,700
Genpact Luxembourg Sarl
1.75%, 04/10/26 (Call 03/10/26)	25	22,888
3.38%, 12/01/24 (Call 11/01/24)	75	72,694
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	256	235,609
4.90%, 10/15/25 (Call 07/15/25)	721	713,841
5.25%, 07/01/28 (Call 06/01/28)(a)	65	65,170
6.10%, 04/01/26 (Call 04/01/24)	50	50,033
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	60	54,498
2.20%, 06/17/25 (Call 05/17/25)	395	375,788
2.65%, 06/17/31 (Call 03/17/31)	235	192,423
3.00%, 06/17/27 (Call 04/17/27)	460	426,964

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.00%, 04/15/29 (Call 02/15/29)	$320	$302,409
4.20%, 04/15/32 (Call 01/15/32)	30	27,189
4.75%, 01/15/28 (Call 12/15/27)	220	216,212
5.50%, 01/15/33 (Call 10/15/32)(a)	175	173,827
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	370	331,459
1.95%, 05/15/30 (Call 02/15/30)	260	215,780
2.20%, 02/09/27 (Call 01/09/27)	285	261,551
2.72%, 02/09/32 (Call 11/09/31)	50	42,400
3.30%, 05/15/26	695	667,033
3.30%, 01/27/27	10	9,493
3.45%, 02/19/26	440	424,443
3.50%, 05/15/29	535	498,437
4.00%, 07/27/25	325	318,902
4.15%, 07/27/27 (Call 06/27/27)	195	189,572
4.40%, 07/27/32 (Call 04/27/32)	275	260,967
4.50%, 02/06/26	175	172,761
4.50%, 02/06/28 (Call 01/06/28)	305	300,012
4.75%, 02/06/33 (Call 11/06/32)	325	316,334
5.88%, 11/29/32	10	10,607
6.22%, 08/01/27 (Call 02/01/24)	70	73,100
6.50%, 01/15/28	45	48,185
7.00%, 10/30/25	196	202,974
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	203	181,155
2.70%, 10/15/28 (Call 08/15/28)	130	110,322
3.15%, 10/15/31 (Call 07/15/31)	193	153,260
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	205	164,344
3.63%, 05/15/25 (Call 04/15/25)	45	43,597
4.38%, 05/15/30 (Call 02/15/30)	140	129,405
5.75%, 03/15/33 (Call 12/15/32)	100	99,443
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	285	268,512
2.38%, 06/22/27 (Call 04/22/27)	240	217,924
2.70%, 06/22/30 (Call 03/22/30)	145	122,546
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	65	53,733
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	145	118,299
3.10%, 02/01/32 (Call 11/01/31)	130	96,882
4.75%, 02/15/26 (Call 11/15/25)	58	55,968
		23,214,271
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/25	70	68,092
3.10%, 08/15/27 (Call 07/15/27)	105	99,835
3.25%, 08/15/32 (Call 05/15/32)	155	138,402
4.60%, 03/01/28 (Call 02/01/28)	61	61,534
4.60%, 03/01/33 (Call 12/01/32)(a)	191	189,818
4.80%, 03/02/26	66	66,252
Conopco Inc., Series E, 7.25%, 12/15/26	70	74,396
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	195	156,725
2.00%, 12/01/24 (Call 11/01/24)	220	212,551
2.38%, 12/01/29 (Call 09/01/29)	230	198,375
2.60%, 04/15/30 (Call 01/15/30)	150	129,042
3.15%, 03/15/27 (Call 12/15/26)	115	108,846
4.38%, 05/15/28 (Call 04/15/28)	40	39,028
4.65%, 05/15/33 (Call 02/15/33)(a)	10	9,566
Haleon U.K. Capital PLC, 3.13%, 03/24/25	465	450,292

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	$595	$562,358
3.38%, 03/24/29 (Call 01/24/29)	300	274,875
3.63%, 03/24/32 (Call 12/24/31)	490	432,022
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	380	376,862
5.00%, 03/22/30 (Call 01/22/30)	240	241,017
5.05%, 03/22/28 (Call 02/22/28)	345	347,299
5.35%, 03/22/26 (Call 02/22/26)	210	211,655
5.50%, 03/22/25	230	230,587
Procter & Gamble Co. (The)
0.55%, 10/29/25	270	249,856
1.00%, 04/23/26	230	211,194
1.20%, 10/29/30	480	384,770
1.90%, 02/01/27	330	303,792
1.95%, 04/23/31	145	121,566
2.30%, 02/01/32	84	71,504
2.45%, 11/03/26	250	236,740
2.70%, 02/02/26	239	228,958
2.80%, 03/25/27	243	229,147
2.85%, 08/11/27	273	257,339
3.00%, 03/25/30	891	814,912
3.95%, 01/26/28	370	361,803
4.05%, 01/26/33	210	202,784
4.10%, 01/26/26	265	261,778
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	370	294,837
1.75%, 08/12/31 (Call 05/12/31)	130	103,898
2.00%, 07/28/26	350	325,328
2.90%, 05/05/27 (Call 02/05/27)	315	295,573
3.38%, 03/22/25 (Call 01/22/25)	35	34,197
3.50%, 03/22/28 (Call 12/22/27)	50	47,564
4.88%, 09/08/28 (Call 08/08/28)	100	100,572
5.00%, 12/08/33 (Call 09/08/33)	100	99,978
5.90%, 11/15/32	43	45,851
		9,963,370
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	105	104,268
6.25%, 06/15/33 (Call 03/15/33)	115	114,974
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	60	57,592
		276,834
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	290	265,282
2.45%, 10/29/26 (Call 09/29/26)	775	705,984
3.00%, 10/29/28 (Call 08/29/28)	937	826,446
3.30%, 01/30/32 (Call 10/30/31)	1,090	904,052
3.40%, 10/29/33 (Call 07/29/33)	115	93,133
3.50%, 01/15/25 (Call 11/15/24)	265	257,213
3.65%, 07/21/27 (Call 04/21/27)	395	367,637
3.88%, 01/23/28 (Call 10/23/27)	300	278,220
4.45%, 10/01/25 (Call 08/01/25)	190	184,651
4.45%, 04/03/26 (Call 02/03/26)	40	38,871
4.63%, 10/15/27 (Call 08/15/27)	155	148,684
5.75%, 06/06/28 (Call 05/06/28)	170	169,434
6.10%, 01/15/27 (Call 12/15/26)	225	226,226
6.15%, 09/30/30 (Call 07/30/30)	240	241,959
6.50%, 07/15/25 (Call 06/15/25)	320	321,794

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)(a)	$140	$120,223
3.50%, 08/01/25	130	124,447
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	325	294,002
2.10%, 09/01/28 (Call 07/01/28)	160	136,066
2.20%, 01/15/27 (Call 12/15/26)	125	112,202
2.30%, 02/01/25 (Call 01/01/25)	275	263,422
2.88%, 01/15/26 (Call 12/15/25)	290	272,850
2.88%, 01/15/32 (Call 10/15/31)	135	109,538
3.00%, 02/01/30 (Call 11/01/29)	175	149,152
3.13%, 12/01/30 (Call 09/01/30)	190	159,789
3.25%, 03/01/25 (Call 01/01/25)	285	275,106
3.25%, 10/01/29 (Call 07/01/29)	185	162,404
3.38%, 07/01/25 (Call 06/01/25)	196	188,135
3.63%, 04/01/27 (Call 01/01/27)	185	173,243
3.63%, 12/01/27 (Call 09/01/27)	175	161,929
3.75%, 06/01/26 (Call 04/01/26)	364	346,564
4.63%, 10/01/28 (Call 07/01/28)	175	166,607
5.30%, 02/01/28 (Call 01/01/28)	380	375,866
5.85%, 12/15/27 (Call 11/15/27)	50	50,222
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	180	170,885
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	245	200,630
4.63%, 03/30/25	310	303,083
4.75%, 06/09/27 (Call 05/09/27)	266	251,655
5.80%, 05/01/25 (Call 04/01/25)(a)	49	48,627
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(b)	35	35,160
7.10%, 11/15/27 (Call 10/15/27)(a)	270	275,376
8.00%, 11/01/31	530	559,748
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	350	317,260
2.25%, 03/04/25 (Call 02/01/25)	130	124,878
2.55%, 03/04/27 (Call 02/01/27)	493	453,698
3.13%, 05/20/26 (Call 04/20/26)	315	300,704
3.30%, 05/03/27 (Call 04/02/27)	430	403,906
3.63%, 12/05/24 (Call 11/04/24)	180	176,405
3.95%, 08/01/25 (Call 07/01/25)	575	561,604
4.05%, 05/03/29 (Call 03/03/29)	370	354,972
4.20%, 11/06/25 (Call 10/06/25)	309	302,923
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(b)	545	507,331
4.90%, 02/13/26 (Call 01/13/26)	445	442,164
4.99%, 05/01/26 (Call 05/01/25),
(1-day SOFR + 1.000%)(b)	405	401,084
4.99%, 05/26/33 (Call 05/26/32),
(1-day SOFR + 2.255%)(b)	220	211,867
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(b)	300	289,219
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(b)	295	293,671
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(b)	695	694,124
5.63%, 07/28/34 (Call 07/28/33),
(1-day SOFR + 1.930%)(b)	60	59,310
5.85%, 11/05/27 (Call 10/05/27)	400	411,049
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(b)	160	162,249
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(b)	165	173,728

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	$35	$32,758
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	232	219,037
3.00%, 04/02/25 (Call 03/02/25)	185	179,178
4.50%, 05/13/32 (Call 02/13/32)	255	242,872
5.15%, 05/15/33 (Call 02/15/33)	240	234,736
5.70%, 12/15/28 (Call 11/15/28)	75	76,755
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	2	1,736
Apollo Global Management Inc., 6.38%, 11/15/33
(Call 08/15/33)	50	51,443
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	20	20,340
Blue Owl Credit Income Corp., 7.95%, 06/13/28
(Call 05/13/28)(d)	25	25,074
Brookfield Capital Finance LLC, 6.09%, 06/14/33
(Call 03/14/33)	70	70,171
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	181	139,240
2.72%, 04/15/31 (Call 01/15/31)	125	102,009
3.90%, 01/25/28 (Call 10/25/27)	252	236,739
4.25%, 06/02/26 (Call 03/02/26)	180	174,218
4.35%, 04/15/30 (Call 01/15/30)	214	197,904
4.85%, 03/29/29 (Call 12/29/28)	305	294,126
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(b)	355	311,368
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(b)	277	197,297
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(b)	455	341,835
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(b)	280	264,891
3.20%, 02/05/25 (Call 01/05/25)	340	328,574
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(b)	320	275,093
3.65%, 05/11/27 (Call 04/11/27)	276	256,652
3.75%, 07/28/26 (Call 06/28/26)	374	351,378
3.75%, 03/09/27 (Call 02/09/27)	403	376,307
3.80%, 01/31/28 (Call 12/31/27)	360	331,524
4.20%, 10/29/25 (Call 09/29/25)	385	370,350
4.25%, 04/30/25 (Call 03/31/25)	275	267,928
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)	340	325,252
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(b)	720	703,257
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(b)	140	131,807
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(b)	210	192,850
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(b)	250	240,145
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(b)	255	239,157
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(b)	165	164,095
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(b)	370	360,343
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(b)	130	132,325

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(b)	$130	$135,986
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	170	135,180
3.00%, 03/16/32 (Call 12/16/31)(a)	100	84,975
3.65%, 01/12/27 (Call 10/12/26)	155	148,972
Charles Schwab Corp., 6.20%, 11/17/29
(Call 11/17/28), (1-day SOFR + 1.878%)(b)	225	228,474
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	365	328,932
1.15%, 05/13/26 (Call 04/13/26)	220	198,483
1.65%, 03/11/31 (Call 12/11/30)	230	176,345
1.95%, 12/01/31 (Call 09/01/31)	270	206,272
2.00%, 03/20/28 (Call 01/20/28)	330	285,288
2.30%, 05/13/31 (Call 02/13/31)	200	159,923
2.45%, 03/03/27 (Call 02/03/27)	455	413,793
2.75%, 10/01/29 (Call 07/01/29)	80	68,702
2.90%, 03/03/32 (Call 12/03/31)	315	257,650
3.00%, 03/10/25 (Call 12/10/24)	100	96,711
3.20%, 03/02/27 (Call 12/02/26)	234	218,870
3.20%, 01/25/28 (Call 10/25/27)	205	188,688
3.25%, 05/22/29 (Call 02/22/29)	165	147,725
3.30%, 04/01/27 (Call 01/01/27)	171	160,296
3.45%, 02/13/26 (Call 11/13/25)	90	86,303
3.63%, 04/01/25 (Call 01/01/25)	110	107,023
3.85%, 05/21/25 (Call 03/21/25)	200	194,895
4.00%, 02/01/29 (Call 11/01/28)	166	155,862
4.20%, 03/24/25 (Call 02/22/25)	85	83,529
4.63%, 03/22/30 (Call 12/22/29)	200	191,110
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(b)	105	104,657
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(b)	210	207,275
5.88%, 08/24/26 (Call 07/24/26)	65	65,626
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(b)	380	380,976
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	270	206,640
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	303	257,503
3.00%, 03/15/25 (Call 12/15/24)	455	443,260
3.75%, 06/15/28 (Call 03/15/28)	203	194,794
Credit Suisse USA Inc., 7.13%, 07/15/32	160	175,079
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	45	43,584
4.10%, 02/09/27 (Call 11/09/26)	139	129,286
4.50%, 01/30/26 (Call 11/30/25)	218	210,728
6.70%, 11/29/32 (Call 08/29/32)	135	133,797
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(b)	175	183,900
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	155	147,117
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	140	108,802
2.85%, 03/30/25	225	217,384
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	415	316,977
2.10%, 06/15/30 (Call 03/15/30)	276	228,799
3.10%, 09/15/27 (Call 06/15/27)	155	145,074
3.65%, 05/23/25	345	336,363
3.75%, 12/01/25 (Call 09/01/25)	440	428,329
3.75%, 09/21/28 (Call 06/21/28)(a)	170	160,678

Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 09/15/27 (Call 08/15/27)	$350	$337,721
4.35%, 06/15/29 (Call 04/15/29)	405	390,553
4.60%, 03/15/33 (Call 12/15/32)	410	390,944
Invesco Finance PLC, 3.75%, 01/15/26	215	207,589
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	170	167,096
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	255	200,821
4.15%, 01/23/30	345	313,030
4.85%, 01/15/27	215	210,044
5.88%, 07/21/28 (Call 06/21/28)	195	194,257
6.45%, 06/08/27	55	56,231
Jefferies Group LLC, 2.75%, 10/15/32
(Call 07/15/32)	120	93,579
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	80	73,952
3.75%, 02/13/25	165	160,394
4.38%, 03/11/29 (Call 12/11/28)	199	186,346
4.50%, 09/19/28 (Call 06/19/28)	130	123,424
Legg Mason Inc., 4.75%, 03/15/26	103	101,554
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	175	144,136
2.00%, 03/03/25 (Call 02/03/25)	167	160,806
2.00%, 11/18/31 (Call 08/18/31)	225	182,944
2.95%, 11/21/26 (Call 08/21/26)	283	268,519
2.95%, 06/01/29 (Call 03/01/29)	230	210,213
3.30%, 03/26/27 (Call 01/26/27)	195	186,173
3.35%, 03/26/30 (Call 12/26/29)	542	500,973
3.50%, 02/26/28 (Call 11/26/27)	225	214,899
4.85%, 03/09/33 (Call 12/09/32)	305	303,804
4.88%, 03/09/28 (Call 02/09/28)	255	258,330
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	210	164,890
3.85%, 06/30/26 (Call 03/30/26)	220	212,430
5.35%, 06/28/28 (Call 05/28/28)	305	306,342
5.65%, 06/28/25	165	165,515
Nomura Holdings Inc.
1.65%, 07/14/26	370	333,319
1.85%, 07/16/25	297	278,185
2.17%, 07/14/28	290	247,815
2.33%, 01/22/27	280	252,202
2.61%, 07/14/31	305	241,967
2.65%, 01/16/25	480	462,778
2.68%, 07/16/30	275	225,632
2.71%, 01/22/29	45	38,672
3.00%, 01/22/32	355	286,292
3.10%, 01/16/30	350	298,676
5.10%, 07/03/25	350	345,350
5.39%, 07/06/27	235	231,407
5.61%, 07/06/29	255	252,057
5.71%, 01/09/26	25	24,952
5.84%, 01/18/28	15	15,035
6.07%, 07/12/28	210	212,470
6.09%, 07/12/33	205	208,411
ORIX Corp.
2.25%, 03/09/31(a)	50	40,798
3.25%, 12/04/24	332	323,645
3.70%, 07/18/27	75	70,906
4.00%, 04/13/32	112	101,146
5.00%, 09/13/27	197	195,395
5.20%, 09/13/32	112	110,304

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Private Export Funding Corp.
1.75%, 11/15/24	$105	$101,360
Series GG, 2.45%, 07/15/24	40	39,302
Series PP, 1.40%, 07/15/28	133	115,363
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	165	156,263
6.63%, 03/15/25 (Call 09/15/24)	95	94,804
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	174	168,710
Stifel Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	150	131,134
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	345	255,627
3.70%, 08/04/26 (Call 05/04/26)	159	146,403
3.95%, 12/01/27 (Call 09/01/27)	270	242,552
4.50%, 07/23/25 (Call 04/24/25)	265	254,976
4.88%, 06/13/25 (Call 05/13/25)	240	232,047
5.15%, 03/19/29 (Call 12/19/28)	175	162,055
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	185	161,679
1.10%, 02/15/31 (Call 11/15/30)	405	317,938
1.90%, 04/15/27 (Call 02/15/27)	651	596,682
2.05%, 04/15/30 (Call 01/15/30)	499	425,709
2.75%, 09/15/27 (Call 06/15/27)	226	211,241
3.15%, 12/14/25 (Call 09/14/25)	1,074	1,037,561
Voya Financial Inc.
3.65%, 06/15/26	210	200,587
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(b)	75	60,539
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	205	185,052
2.75%, 03/15/31 (Call 12/15/30)	105	83,417
2.85%, 01/10/25 (Call 12/10/24)	190	183,431
		51,755,397
Electric — 2.0%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	110	103,699
4.70%, 05/15/32 (Call 02/15/32)	170	159,230
5.40%, 06/01/33 (Call 03/01/33)	50	48,834
Series I, 2.10%, 07/01/30 (Call 04/01/30)	202	163,509
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	40	37,845
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	200	182,445
2.45%, 01/15/31 (Call 10/15/30)	315	254,444
5.45%, 06/01/28 (Call 05/01/28)	175	173,461
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	15	12,798
3.75%, 09/01/27 (Call 08/01/27)	70	67,183
3.94%, 09/01/32 (Call 03/01/32)	120	108,806
5.85%, 11/15/33 (Call 08/15/33)	50	51,693
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	290	228,175
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	115	99,064
1.95%, 03/15/27 (Call 02/15/27)	105	94,802
3.50%, 01/15/31 (Call 10/15/30)	124	109,623
3.65%, 02/15/26 (Call 11/15/25)	115	110,693
5.70%, 12/01/26 (Call 11/01/26)	125	126,091
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	120	94,307
3.25%, 03/01/25 (Call 12/01/24)	76	74,127
Security	Par (000)	Value

Electric (continued)
3.80%, 05/15/28 (Call 02/15/28)	$233	$222,244
3.85%, 09/01/32 (Call 06/01/32)	125	112,468
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	118	97,634
3.20%, 11/13/27 (Call 08/13/27)	35	32,395
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(b)	150	123,365
5.63%, 03/01/33 (Call 12/01/32)	481	481,983
5.70%, 08/15/25	15	15,014
5.75%, 11/01/27 (Call 10/01/27)	335	340,525
5.95%, 11/01/32 (Call 08/01/32)	27	27,653
Series J, 4.30%, 12/01/28 (Call 09/01/28)	189	181,136
Series N, 1.00%, 11/01/25 (Call 10/01/25)	45	41,281
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	29,112
4.50%, 08/01/32 (Call 05/01/32)	165	151,672
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	100	82,300
Series X, 3.30%, 06/01/27 (Call 03/01/27)	5	4,675
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	185	144,161
2.60%, 08/15/29 (Call 05/15/29)	74	64,607
2.95%, 09/15/27 (Call 06/15/27)	105	97,415
3.15%, 05/15/25 (Call 02/15/25)	90	86,855
5.55%, 08/01/33 (Call 05/01/33)	25	24,786
6.35%, 12/15/32 (Call 09/15/32)	85	88,966
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	210	171,100
4.00%, 10/15/28 (Call 07/15/28)	105	99,967
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	193	187,577
3.20%, 04/15/25 (Call 03/15/25)	185	178,602
3.80%, 06/01/29 (Call 03/01/29)	207	188,904
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	252	206,304
2.40%, 08/15/26 (Call 05/15/26)	65	60,637
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	190	146,136
3.25%, 04/15/28 (Call 01/15/28)	245	226,664
3.50%, 02/01/25 (Call 11/01/24)	185	180,798
3.70%, 07/15/30 (Call 04/15/30)	460	417,261
4.05%, 04/15/25 (Call 03/15/25)	208	204,322
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	155	125,747
3.05%, 10/15/29 (Call 07/15/29)	172	148,477
3.15%, 01/15/27 (Call 07/15/26)	20	18,581
3.95%, 01/15/26 (Call 07/15/25)(a)	45	43,522
4.35%, 05/01/33 (Call 02/01/33)	10	8,795
5.95%, 03/15/28 (Call 02/15/28)	245	248,062
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	175	171,867
5.20%, 10/01/28 (Call 09/01/28)	65	65,658
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	140	131,652
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	15	12,407
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	5	4,255
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	154	145,269
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	135	125,620
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	170	154,821
2.65%, 06/01/31 (Call 03/01/31)	95	77,923
2.95%, 03/01/30 (Call 12/01/29)	65	55,809
5.25%, 08/10/26	75	74,836

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	$170	$162,160
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	110	103,830
3.45%, 08/15/27 (Call 05/15/27)	95	88,977
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(b)	100	86,748
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	70	58,589
2.55%, 06/15/26 (Call 03/15/26)	95	89,550
3.15%, 03/15/32 (Call 12/15/31)	110	94,454
3.70%, 08/15/28 (Call 05/15/28)	185	174,888
4.90%, 02/01/33 (Call 11/01/32)(a)	90	88,102
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	162,014
Connecticut Light & Power Co. (The)
4.90%, 07/01/33 (Call 04/01/33)	50	48,477
Series A, 0.75%, 12/01/25 (Call 11/01/25)	5	4,584
Series A, 2.05%, 07/01/31 (Call 04/01/31)	195	156,218
Series A, 3.20%, 03/15/27 (Call 12/15/26)	50	47,258
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	425	352,154
3.80%, 05/15/28 (Call 02/15/28)	185	176,271
5.20%, 03/01/33 (Call 12/01/32)	185	183,693
5.50%, 03/15/34 (Call 12/15/33)	150	151,266
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	135	121,754
Series B, 3.13%, 11/15/27 (Call 08/15/27)	70	65,330
Series D, 4.00%, 12/01/28 (Call 09/01/28)	136	129,646
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	215	207,479
5.60%, 03/01/28 (Call 02/01/28)	90	90,735
5.80%, 03/01/33 (Call 12/01/32)	90	90,390
6.13%, 01/15/34 (Call 10/15/33)	75	76,980
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	75	66,584
3.80%, 11/15/28 (Call 08/15/28)	128	120,771
4.63%, 05/15/33 (Call 11/15/32)	185	176,998
4.65%, 03/01/28 (Call 01/01/28)	210	206,991
4.90%, 02/15/29 (Call 12/15/28)	105	104,472
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	249	241,834
4.25%, 06/01/28 (Call 03/01/28)	164	156,754
4.35%, 08/15/32 (Call 05/15/32)	105	95,978
5.38%, 11/15/32 (Call 08/15/32)	260	256,857
Series A, 1.45%, 04/15/26 (Call 03/15/26)	205	187,509
Series A, 3.30%, 03/15/25 (Call 02/15/25)	75	72,861
Series B, 3.60%, 03/15/27 (Call 01/15/27)	50	47,347
Series C, 2.25%, 08/15/31 (Call 05/15/31)	155	123,269
Series C, 3.38%, 04/01/30 (Call 01/01/30)	555	493,914
Series D, 2.85%, 08/15/26 (Call 05/15/26)	102	94,977
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	20	19,812
6.63%, 02/01/32(a)	25	27,316
Series A, 2.30%, 12/01/31 (Call 09/01/31)	95	76,257
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	190	160,669
3.38%, 03/01/25 (Call 12/01/24)	15	14,645
5.20%, 04/01/33 (Call 01/01/33)	110	109,452
Series A, 1.90%, 04/01/28 (Call 02/01/28)	205	180,162
Series A, 3.00%, 03/01/32 (Call 12/01/31)	233	198,127
Series C, 2.63%, 03/01/31 (Call 12/01/30)	75	63,389
Security	Par (000)	Value

Electric (continued)
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	$235	$219,379
2.95%, 03/01/30 (Call 12/01/29)	184	157,077
4.88%, 06/01/28 (Call 05/01/28)	230	225,585
Series C, 3.40%, 06/15/29 (Call 03/15/29)	109	97,936
Series F, 1.05%, 06/01/25 (Call 05/01/25)	312	291,233
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	172	149,006
2.45%, 02/01/30 (Call 11/01/29)	130	111,019
2.55%, 04/15/31 (Call 01/15/31)	187	156,175
2.85%, 03/15/32 (Call 12/15/31)	130	108,775
2.95%, 12/01/26 (Call 09/01/26)	110	104,068
3.95%, 11/15/28 (Call 08/15/28)	200	190,904
4.95%, 01/15/33 (Call 10/15/32)	235	230,389
6.45%, 10/15/32	60	63,497
Series A, 6.00%, 12/01/28	40	41,255
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	237	218,580
2.45%, 06/01/30 (Call 03/01/30)	250	210,440
2.55%, 06/15/31 (Call 03/15/31)	300	245,058
2.65%, 09/01/26 (Call 06/01/26)	375	349,142
3.15%, 08/15/27 (Call 05/15/27)	180	167,314
3.40%, 06/15/29 (Call 03/15/29)	160	145,802
4.30%, 03/15/28 (Call 02/15/28)	235	226,499
4.50%, 08/15/32 (Call 05/15/32)	235	219,263
5.00%, 12/08/25	50	49,645
5.00%, 12/08/27 (Call 11/08/27)	225	222,843
5.75%, 09/15/33 (Call 06/15/33)	175	177,567
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	90	72,560
2.40%, 12/15/31 (Call 09/15/31)	185	150,004
2.50%, 12/01/29 (Call 09/01/29)	145	126,019
3.20%, 01/15/27 (Call 10/15/26)	10	9,487
3.80%, 07/15/28 (Call 04/15/28)	198	188,666
5.88%, 11/15/33 (Call 08/15/33)	70	72,480
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	145	119,656
3.65%, 02/01/29 (Call 11/01/28)	115	107,451
5.25%, 04/01/33 (Call 01/01/33)	75	74,442
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	160	126,930
3.25%, 08/15/25 (Call 05/15/25)	55	53,262
3.40%, 04/01/32 (Call 01/01/32)	125	109,135
3.45%, 03/15/29 (Call 12/15/28)	106	98,374
3.70%, 09/01/28 (Call 06/01/28)	165	156,394
5.25%, 03/15/33 (Call 12/15/32)	105	104,463
Edison International
4.13%, 03/15/28 (Call 12/15/27)	187	175,816
4.70%, 08/15/25	140	136,934
4.95%, 04/15/25 (Call 03/15/25)	100	98,626
5.25%, 11/15/28 (Call 10/15/28)	135	133,040
5.75%, 06/15/27 (Call 04/15/27)	187	188,283
6.95%, 11/15/29 (Call 09/15/29)	160	169,538
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	120	94,826
3.55%, 06/15/26 (Call 03/15/26)	185	176,990
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	125	119,471
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	225	215,247
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	236	227,298
4.00%, 06/01/28 (Call 03/01/28)	39	37,193

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.15%, 01/15/33 (Call 10/15/32)	$153	$149,606
5.30%, 09/15/33 (Call 06/15/33)	100	98,687
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	70	64,372
1.90%, 06/15/28 (Call 04/15/28)	30	25,863
2.40%, 06/15/31 (Call 03/05/31)	170	136,316
2.80%, 06/15/30 (Call 03/15/30)	150	127,642
2.95%, 09/01/26 (Call 06/01/26)	242	226,324
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	155	119,889
2.35%, 06/15/32 (Call 03/15/32)	285	225,682
2.40%, 10/01/26 (Call 07/01/26)	65	60,008
3.05%, 06/01/31 (Call 03/01/31)	97	82,413
3.12%, 09/01/27 (Call 06/01/27)	70	65,077
3.25%, 04/01/28 (Call 01/01/28)	125	115,126
4.00%, 03/15/33 (Call 12/15/32)	110	98,356
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	110	99,503
5.00%, 09/01/33 (Call 06/01/33)	40	38,609
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	155	120,804
4.00%, 03/30/29 (Call 12/30/28)	143	134,158
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	120	104,790
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	85	79,577
3.10%, 04/01/27 (Call 01/01/27)	165	154,847
5.90%, 11/15/33 (Call 08/15/33)	75	76,751
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	125	121,175
4.95%, 04/15/33 (Call 01/15/33)	110	105,810
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	70	57,799
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	55	44,935
2.90%, 03/01/27 (Call 02/01/27)	130	120,322
3.38%, 03/01/32 (Call 12/01/31)	90	76,868
4.60%, 07/01/27 (Call 06/01/27)	485	472,970
4.75%, 05/15/26	55	54,047
5.13%, 05/15/33 (Call 02/15/33)	185	178,642
5.45%, 03/01/28 (Call 02/01/28)	365	365,823
5.95%, 02/01/29 (Call 01/01/29)	150	152,939
Series H, 3.15%, 01/15/25 (Call 10/15/24)	125	121,617
Series M, 3.30%, 01/15/28 (Call 10/15/27)	120	111,081
Series O, 4.25%, 04/01/29 (Call 01/01/29)	105	99,329
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	180	165,882
Series R, 1.65%, 08/15/30 (Call 05/15/30)	179	140,460
Series U, 1.40%, 08/15/26 (Call 07/15/26)	200	179,864
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	70	64,999
3.35%, 03/15/32 (Call 12/15/31)	150	128,799
3.40%, 04/15/26 (Call 01/15/26)	347	332,699
3.95%, 06/15/25 (Call 03/15/25)	282	275,102
4.05%, 04/15/30 (Call 01/15/30)	329	305,431
5.15%, 03/15/28 (Call 02/15/28)	105	104,939
5.30%, 03/15/33 (Call 12/15/32)	165	162,793
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	360	296,492
2.85%, 04/01/25 (Call 03/01/25)	375	363,490
3.13%, 12/01/25 (Call 06/01/25)	160	153,988
4.40%, 05/15/28 (Call 03/15/28)	200	195,369
4.45%, 05/15/26 (Call 04/15/26)	70	69,276
4.63%, 05/15/30 (Call 03/15/30)	240	235,007
Security	Par (000)	Value

Electric (continued)
4.80%, 05/15/33 (Call 02/15/33)	$70	$67,961
5.05%, 04/01/28 (Call 03/01/28)	440	441,294
5.10%, 04/01/33 (Call 01/01/33)	210	208,769
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	285	266,516
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	10	9,541
3.25%, 03/30/27 (Call 12/30/26)	152	143,195
4.65%, 05/16/28 (Call 03/16/28)	260	255,419
4.70%, 05/15/32 (Call 02/15/32)	185	176,959
4.95%, 05/17/33 (Call 11/17/32)	365	353,471
Series B, 2.65%, 09/15/29 (Call 06/15/29)	289	253,069
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)	180	169,515
Iberdrola International BV, 5.81%, 03/15/25	95	95,289
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)	10	9,500
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	25	20,529
3.25%, 12/01/24 (Call 09/01/24)	185	180,356
3.60%, 04/01/29 (Call 01/01/29)	10	9,286
4.10%, 09/26/28 (Call 06/26/28)	165	157,030
5.70%, 10/15/33 (Call 07/15/33)	95	95,664
IPALCO Enterprises Inc., 4.25%, 05/01/30
(Call 02/01/30)	122	109,134
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	90	85,566
3.35%, 11/15/27 (Call 08/15/27)	185	172,179
Kentucky Utilities Co., 5.45%, 04/15/33
(Call 01/15/33)	45	45,073
Louisville Gas & Electric Co.
5.45%, 04/15/33 (Call 01/15/33)	60	60,090
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	50	48,350
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	133	124,994
3.65%, 04/15/29 (Call 01/15/29)	284	264,531
5.35%, 01/15/34 (Call 10/15/33)	75	75,979
6.75%, 12/30/31	15	16,507
Mississippi Power Co., 3.95%, 03/30/28
(Call 12/30/27)	82	77,875
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)	15	15,129
5.81%, 06/12/33 (Call 03/12/33)	50	50,270
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	30	27,079
1.35%, 03/15/31 (Call 12/15/30)	195	147,338
1.65%, 06/15/31 (Call 03/15/31)	110	84,050
1.88%, 02/07/25	160	153,395
2.40%, 03/15/30 (Call 12/15/29)	100	84,138
2.75%, 04/15/32 (Call 01/15/32)	40	32,799
2.85%, 01/27/25 (Call 10/27/24)	87	84,469
3.05%, 04/25/27 (Call 01/25/27)	93	86,814
3.25%, 11/01/25 (Call 08/01/25)	75	72,247
3.40%, 02/07/28 (Call 11/07/27)	70	65,545
3.45%, 06/15/25	175	170,097
3.70%, 03/15/29 (Call 12/15/28)	145	134,488
3.90%, 11/01/28 (Call 08/01/28)	85	80,307
4.02%, 11/01/32 (Call 05/01/32)	200	179,365
4.15%, 12/15/32 (Call 09/15/32)	100	91,085
4.45%, 03/13/26 (Call 02/13/26)	60	59,087
4.80%, 03/15/28 (Call 02/15/28)	340	336,744
5.05%, 09/15/28 (Call 08/15/28)	85	85,257

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.45%, 10/30/25	$150	$150,622
5.60%, 11/13/26 (Call 10/13/26)	80	81,088
5.80%, 01/15/33 (Call 07/15/32)	160	163,243
Series C, 8.00%, 03/01/32	10	11,545
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	177	164,408
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	127	106,360
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	365	329,116
1.90%, 06/15/28 (Call 04/15/28)	355	306,950
2.25%, 06/01/30 (Call 03/01/30)	596	491,892
2.44%, 01/15/32 (Call 10/15/31)	240	192,698
2.75%, 11/01/29 (Call 08/01/29)	289	251,905
3.50%, 04/01/29 (Call 01/01/29)	173	158,629
3.55%, 05/01/27 (Call 02/01/27)	361	342,063
4.45%, 06/20/25	595	585,405
4.63%, 07/15/27 (Call 06/15/27)	395	387,477
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(b)	105	89,522
4.90%, 02/28/28 (Call 01/28/28)	440	434,280
5.00%, 02/28/30 (Call 12/28/29)	330	323,402
5.00%, 07/15/32 (Call 04/15/32)	240	231,901
5.05%, 02/28/33 (Call 11/28/32)	345	333,700
5.75%, 09/01/25	30	30,019
6.05%, 03/01/25	15	15,057
Northern States Power Co./MN, 2.25%, 04/01/31
(Call 11/01/30)	177	145,275
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	40	31,599
3.20%, 05/15/27 (Call 02/15/27)	225	212,166
3.25%, 05/15/29 (Call 02/15/29)	170	155,101
3.95%, 04/01/30 (Call 01/01/30)	30	27,875
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)	35	33,872
Series P, 2.60%, 04/01/30 (Call 01/01/30)	100	84,679
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	125	97,662
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	180	158,464
3.30%, 03/15/30 (Call 09/15/29)	40	35,228
3.80%, 08/15/28 (Call 02/15/28)	150	141,529
5.40%, 01/15/33 (Call 07/15/32)	100	100,111
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	340	312,143
2.75%, 05/15/30 (Call 02/15/30)	205	177,744
2.95%, 04/01/25 (Call 01/01/25)	135	130,814
3.70%, 11/15/28 (Call 08/15/28)	105	98,611
4.15%, 06/01/32 (Call 03/01/32)	115	106,491
4.30%, 05/15/28 (Call 04/15/28)(d)	25	24,242
4.55%, 09/15/32 (Call 06/15/32)	140	132,310
5.65%, 11/15/33 (Call 08/15/33)(d)	125	128,478
5.75%, 03/15/29 (Call 12/15/28)	85	87,304
7.00%, 05/01/32	40	44,234
7.25%, 01/15/33	5	5,616
Pacific Gas & Electric Co., 6.95%, 03/15/34
(Call 12/15/33)	205	216,195
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	247	217,672
2.50%, 02/01/31 (Call 11/01/30)	363	289,259
2.95%, 03/01/26 (Call 12/01/25)	90	83,998
3.00%, 06/15/28 (Call 04/15/28)	160	141,396
3.15%, 01/01/26	478	450,371
Security	Par (000)	Value

Electric (continued)
3.25%, 06/01/31 (Call 03/01/31)	$257	$213,431
3.30%, 03/15/27 (Call 12/15/26)	81	74,156
3.30%, 12/01/27 (Call 09/01/27)	340	309,143
3.45%, 07/01/25	50	47,959
3.50%, 06/15/25 (Call 03/15/25)	205	196,878
3.75%, 07/01/28	225	204,495
4.20%, 03/01/29 (Call 01/01/29)	95	86,660
4.40%, 03/01/32 (Call 12/01/31)	145	127,808
4.55%, 07/01/30 (Call 01/01/30)	705	648,063
4.65%, 08/01/28 (Call 05/01/28)	100	93,606
4.95%, 06/08/25	300	295,488
5.45%, 06/15/27 (Call 05/15/27)	185	182,579
5.90%, 06/15/32 (Call 03/15/32)	128	125,033
6.10%, 01/15/29 (Call 12/15/28)	130	130,850
6.15%, 01/15/33 (Call 10/15/32)	175	173,994
6.40%, 06/15/33 (Call 03/15/33)	330	333,876
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	45	36,737
3.50%, 06/15/29 (Call 03/15/29)	83	75,008
7.70%, 11/15/31	25	28,216
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	15	14,480
4.90%, 06/15/33 (Call 03/15/33)	116	113,722
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	170	158,436
PPL Capital Funding Inc., 3.10%, 05/15/26
(Call 02/15/26)	257	243,856
PPL Electric Utilities Corp., 5.00%, 05/15/33
(Call 02/15/33)	310	303,795
Progress Energy Inc.
7.00%, 10/30/31	50	54,523
7.75%, 03/01/31	415	464,260
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	260	205,526
3.70%, 06/15/28 (Call 12/15/27)	167	157,402
4.10%, 06/01/32 (Call 12/01/31)	55	50,230
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	85	67,597
Public Service Co. of New Hampshire
5.35%, 10/01/33 (Call 07/01/33)	125	125,720
Series V, 2.20%, 06/15/31 (Call 03/15/31)	35	28,497
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	160	155,061
Series J, 2.20%, 08/15/31 (Call 05/15/31)	120	94,922
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	95	86,887
1.90%, 08/15/31 (Call 05/15/31)	245	193,863
2.25%, 09/15/26 (Call 06/15/26)	241	223,785
2.45%, 01/15/30 (Call 10/15/29)	120	102,650
3.00%, 05/15/25 (Call 02/15/25)	25	24,245
3.00%, 05/15/27 (Call 02/15/27)	120	112,543
3.10%, 03/15/32 (Call 12/15/31)	70	60,396
3.20%, 05/15/29 (Call 02/15/29)	245	223,388
3.65%, 09/01/28 (Call 06/01/28)	145	136,670
3.70%, 05/01/28 (Call 02/01/28)	172	163,491
4.65%, 03/15/33 (Call 12/15/32)	155	149,009
4.90%, 12/15/32 (Call 09/15/32)	100	97,951
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	225	208,147
1.60%, 08/15/30 (Call 05/15/30)	230	181,120
2.45%, 11/15/31 (Call 08/15/31)	50	40,370
5.85%, 11/15/27 (Call 10/15/27)	20	20,429

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.88%, 10/15/28 (Call 09/15/28)	$145	$147,915
6.13%, 10/15/33 (Call 07/15/33)	120	124,120
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	97,413
3.65%, 05/15/25 (Call 02/15/25)	205	198,469
4.10%, 06/15/30 (Call 03/15/30)	115	102,498
4.22%, 03/15/32 (Call 12/15/31)	150	131,424
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	185	174,075
4.95%, 08/15/28 (Call 07/15/28)	295	294,108
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	265	212,186
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	85	72,271
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	278	258,920
3.30%, 04/01/25 (Call 03/01/25)	155	150,022
3.40%, 02/01/28 (Call 10/01/27)	379	351,821
3.70%, 04/01/29 (Call 02/01/29)	215	198,214
5.40%, 08/01/26 (Call 07/01/26)	140	140,148
5.50%, 08/01/33 (Call 05/01/33)	230	228,219
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	175	164,846
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	90	74,579
2.75%, 02/01/32 (Call 11/01/31)	15	12,373
2.85%, 08/01/29 (Call 05/01/29)	199	175,526
4.90%, 06/01/26 (Call 05/01/26)	80	79,377
5.30%, 03/01/28 (Call 02/01/28)	35	35,311
5.65%, 10/01/28 (Call 09/01/28)	10	10,186
5.85%, 11/01/27 (Call 10/01/27)	430	441,467
5.95%, 11/01/32 (Call 08/01/32)	120	123,695
6.65%, 04/01/29	98	102,369
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	60	54,986
Series A, 4.20%, 03/01/29 (Call 12/01/28)	134	127,091
Series B, 3.65%, 03/01/28 (Call 12/01/27)	68	63,715
Series C, 4.20%, 06/01/25	395	387,032
Series D, 4.70%, 06/01/27 (Call 05/01/27)	135	132,843
Series E, 3.70%, 08/01/25 (Call 06/01/25)	260	252,010
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	110,894
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	590	560,956
4.85%, 06/15/28 (Call 04/15/28)	125	123,214
5.11%, 08/01/27	200	198,272
5.15%, 10/06/25	175	174,114
5.20%, 06/15/33 (Call 12/15/32)	290	284,691
5.50%, 03/15/29 (Call 01/15/29)	75	76,201
5.70%, 10/15/32 (Call 04/15/32)	140	142,129
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	100	86,874
Series A, 3.70%, 04/30/30 (Call 01/30/30)	374	342,024
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	171	155,546
4.15%, 12/01/25 (Call 09/01/25)	210	205,233
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	55	52,879
Series K, 2.75%, 10/01/26 (Call 07/01/26)	95	88,395
Series M, 4.10%, 09/15/28 (Call 06/15/28)	290	273,213
Series N, 1.65%, 03/15/26 (Call 02/15/26)	75	69,026
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	25	24,897
Tampa Electric Co., 2.40%, 03/15/31
(Call 12/15/30)	140	113,419
Security	Par (000)	Value

Electric (continued)
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	$65	$50,871
3.05%, 03/15/25 (Call 12/15/24)	132	128,005
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	155	123,010
2.95%, 06/15/27 (Call 03/15/27)	155	145,620
2.95%, 03/15/30 (Call 12/15/29)	116	101,749
3.50%, 03/15/29 (Call 12/15/28)	143	131,932
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	170	136,744
2.40%, 03/30/32 (Call 12/30/31)	120	96,254
5.00%, 04/01/33 (Call 01/01/33)	165	159,363
Series A, 2.88%, 07/15/29 (Call 04/15/29)	155	137,914
Series A, 3.10%, 05/15/25 (Call 02/15/25)	120	116,159
Series A, 3.15%, 01/15/26 (Call 10/15/25)	235	225,565
Series A, 3.50%, 03/15/27 (Call 12/15/26)	245	232,836
Series A, 3.80%, 04/01/28 (Call 01/01/28)	220	208,805
Series B, 2.95%, 11/15/26 (Call 08/15/26)	140	131,706
Series B, 3.75%, 05/15/27 (Call 04/15/27)	170	163,035
Virginia Electric and Power Co., 5.30%, 08/15/33
(Call 05/15/33)	115	113,433
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	55	47,599
1.80%, 10/15/30 (Call 07/15/30)	75	59,015
2.20%, 12/15/28 (Call 10/15/28)	125	108,127
4.75%, 01/09/26 (Call 12/09/25)	637	628,075
4.75%, 01/15/28 (Call 12/15/27)	215	210,860
5.00%, 09/27/25 (Call 08/27/25)	150	148,684
5.15%, 10/01/27 (Call 09/01/27)	170	170,224
5.60%, 09/12/26 (Call 08/12/26)	80	80,512
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	110	95,715
2.05%, 12/15/24 (Call 11/15/24)	151	145,634
4.75%, 09/30/32 (Call 06/30/32)	120	116,096
Wisconsin Power & Light Co., 4.95%, 04/01/33
(Call 01/01/33)	30	28,969
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	100	77,716
3.00%, 07/01/29 (Call 04/01/29)	35	31,447
3.05%, 10/15/27 (Call 07/15/27)	130	120,883
3.95%, 09/01/32 (Call 06/01/32)	185	167,444
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	100	100,194
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	190	169,786
2.35%, 11/15/31 (Call 05/15/31)	50	39,382
2.60%, 12/01/29 (Call 06/01/29)	190	163,381
3.30%, 06/01/25 (Call 12/01/24)	110	106,317
3.35%, 12/01/26 (Call 06/01/26)	102	96,591
3.40%, 06/01/30 (Call 12/01/29)	65	57,670
4.00%, 06/15/28 (Call 12/15/27)	245	233,570
4.60%, 06/01/32 (Call 12/01/31)	405	378,699
5.45%, 08/15/33 (Call 02/15/33)	235	232,815
		67,476,152
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	45	36,019
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	250	223,533
1.80%, 10/15/27 (Call 08/15/27)	75	67,179
1.95%, 10/15/30 (Call 07/15/30)	75	62,010

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
2.00%, 12/21/28 (Call 10/21/28)	$300	$263,131
2.20%, 12/21/31 (Call 09/21/31)	570	467,009
3.15%, 06/01/25 (Call 03/01/25)	210	204,262
		1,323,143
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	170	153,650
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	35	32,558
5.41%, 07/01/32 (Call 04/01/32)	165	160,965
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	55	52,767
2.20%, 09/15/31 (Call 06/15/31)	110	88,952
2.80%, 02/15/30 (Call 11/15/29)	370	323,992
4.35%, 06/01/29 (Call 03/01/29)	125	121,087
4.75%, 03/30/26	45	44,599
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	82	66,863
3.88%, 01/12/28 (Call 10/12/27)	170	158,509
4.00%, 04/01/25 (Call 01/01/25)	55	53,620
6.13%, 03/01/26 (Call 03/01/24)	35	34,941
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	75	60,668
4.63%, 04/15/26 (Call 01/15/26)	202	196,590
5.50%, 06/01/32 (Call 03/01/32)	90	85,273
6.25%, 03/15/28 (Call 02/15/28)	135	137,315
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	180	172,129
4.75%, 06/15/25 (Call 03/15/25)	195	191,411
4.88%, 06/15/29 (Call 03/15/29)	215	204,399
4.88%, 05/12/30 (Call 02/12/30)	145	137,477
6.00%, 01/15/28 (Call 12/15/27)	55	55,756
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	225	213,135
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	185	165,501
1.35%, 06/01/25 (Call 05/01/25)	425	402,367
1.75%, 09/01/31 (Call 06/01/31)	314	250,124
1.95%, 06/01/30 (Call 03/01/30)	245	205,214
2.50%, 11/01/26 (Call 08/01/26)	660	622,622
2.70%, 08/15/29 (Call 05/15/29)	245	219,182
4.25%, 01/15/29 (Call 12/15/28)	75	73,091
4.95%, 02/15/28 (Call 01/15/28)(a)	285	288,255
5.00%, 02/15/33 (Call 11/15/32)	380	381,450
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	30	24,265
3.15%, 08/15/27 (Call 05/15/27)	45	41,825
3.35%, 03/01/26 (Call 12/01/25)	215	206,055
3.50%, 02/15/28 (Call 11/15/27)	175	164,268
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	45	41,207
3.00%, 01/15/31 (Call 10/15/30)	135	113,598
3.60%, 01/15/30 (Call 10/15/29)	116	102,613
3.95%, 01/12/28 (Call 10/12/27)	130	121,665
4.25%, 05/15/27 (Call 04/15/27)	160	153,397
5.45%, 02/01/29 (Call 01/01/29)	50	49,497
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	272	236,193
4.60%, 04/06/27 (Call 01/06/27)	229	222,311
Legrand France SA, 8.50%, 02/15/25	169	175,907
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	130	115,970
2.38%, 08/09/28 (Call 06/09/28)	135	113,677
Security	Par (000)	Value

Electronics (continued)
2.65%, 08/09/31 (Call 05/09/31)	$160	$123,717
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	25	24,679
4.90%, 06/15/28 (Call 03/15/28)	185	180,715
6.10%, 03/15/33 (Call 12/15/32)	130	131,884
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	125	103,346
3.13%, 08/15/27 (Call 05/15/27)	160	150,018
3.70%, 02/15/26 (Call 11/15/25)	170	164,708
4.50%, 02/13/26	190	187,362
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	185	167,860
2.40%, 04/01/28 (Call 02/01/28)	145	123,799
2.95%, 04/01/31 (Call 01/01/31)	175	139,410
		8,734,408
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	195	190,184
6.35%, 08/18/28 (Call 07/18/28)	200	203,913
		394,097
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	405	394,130
3.76%, 03/15/27 (Call 02/15/27)	830	783,108
3.79%, 03/15/25 (Call 03/15/24)	45	43,851
4.05%, 03/15/29 (Call 01/15/29)	330	304,909
4.28%, 03/15/32 (Call 12/15/31)	1,040	917,875
		2,443,873
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	240	219,849
1.45%, 02/15/31 (Call 11/15/30)	180	140,487
2.30%, 03/01/30 (Call 12/01/29)	174	147,790
2.38%, 03/15/33 (Call 12/15/32)	130	104,040
2.90%, 07/01/26 (Call 04/01/26)	265	251,832
3.20%, 03/15/25 (Call 12/15/24)	145	140,793
3.38%, 11/15/27 (Call 08/15/27)	155	146,330
3.95%, 05/15/28 (Call 02/15/28)	486	465,622
4.88%, 04/01/29 (Call 03/01/29)	180	179,450
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(d)	180	179,414
5.45%, 09/18/33 (Call 06/18/33)(d)	160	159,116
5.50%, 09/18/26 (Call 08/18/26)(d)	190	190,630
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	50	40,036
2.60%, 02/01/30 (Call 11/01/29)	134	115,869
3.20%, 06/01/32 (Call 03/01/32)	180	154,856
3.50%, 05/01/29 (Call 02/01/29)	192	177,916
4.20%, 01/15/33 (Call 10/15/32)	190	175,298
4.25%, 12/01/28 (Call 09/01/28)	185	178,309
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	10	9,198
1.15%, 03/15/28 (Call 01/15/28)	110	94,510
1.50%, 03/15/31 (Call 12/15/30)	25	19,706
2.00%, 06/01/29 (Call 04/01/29)	145	124,799
3.13%, 03/01/25 (Call 12/01/24)	100	97,307
3.15%, 11/15/27 (Call 08/15/27)	210	197,023
4.15%, 04/15/32 (Call 01/15/32)	374	352,001
4.63%, 02/15/30 (Call 12/15/29)	210	205,925
4.63%, 02/15/33 (Call 11/15/32)	225	217,628

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.88%, 02/15/29 (Call 01/15/29)	$315	$315,023
		4,800,757
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34 (Call 10/05/33)	125	126,005

Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	55	59,464
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	90	75,598
3.30%, 03/19/25 (Call 12/19/24)	143	138,682
3.95%, 03/15/25 (Call 01/15/25)	265	259,304
4.15%, 03/15/28 (Call 12/15/27)	301	289,326
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	370	318,004
4.60%, 11/01/25 (Call 09/01/25)	324	317,845
4.85%, 11/01/28 (Call 08/01/28)	413	401,898
5.30%, 10/01/26	110	109,646
7.00%, 10/01/28	50	53,061
8.25%, 09/15/30	40	45,570
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	165	132,711
3.50%, 10/01/26 (Call 07/01/26)	45	42,690
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	140	112,499
2.88%, 04/15/30 (Call 01/15/30)	185	161,007
3.20%, 02/10/27 (Call 11/10/26)	277	261,451
4.00%, 04/17/25 (Call 02/17/25)	358	351,200
4.20%, 04/17/28 (Call 01/17/28)	790	764,548
4.95%, 03/29/33 (Call 12/29/32)(a)	280	271,699
5.24%, 11/18/25 (Call 05/18/24)	25	24,946
5.50%, 10/17/28 (Call 09/17/28)	115	116,896
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	215	201,949
1.70%, 06/01/30 (Call 03/01/30)	70	57,672
2.30%, 08/15/26 (Call 05/15/26)	316	296,841
2.45%, 11/15/29 (Call 08/15/29)	105	92,262
3.20%, 08/21/25 (Call 05/21/25)	20	19,436
4.25%, 05/04/28 (Call 04/04/28)	20	19,696
4.50%, 05/04/33 (Call 02/04/33)	60	58,121
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	305	268,280
1.80%, 06/11/30 (Call 03/11/30)	320	263,692
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	90	77,359
3.20%, 10/01/26 (Call 07/01/26)	150	142,191
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)	205	209,975
6.20%, 11/15/33 (Call 08/15/33)	175	182,765
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)	55	46,854
3.00%, 05/15/32 (Call 02/15/32)	335	260,028
3.63%, 01/15/32 (Call 01/15/27)	230	188,344
3.75%, 12/01/31 (Call 12/01/26)	40	33,102
5.13%, 02/01/28 (Call 01/01/28)	375	364,025
5.50%, 01/15/30 (Call 01/15/25)	590	558,093
5.75%, 04/01/33 (Call 01/01/33)	250	236,416
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	120	93,124
2.38%, 03/15/30 (Call 12/15/29)	125	104,171
Security	Par (000)	Value

Food (continued)
3.38%, 12/15/27 (Call 09/15/27)	$125	$116,827
3.50%, 03/15/25	410	399,872
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	135	110,494
3.25%, 04/01/26	253	242,068
3.40%, 11/15/27 (Call 08/15/27)	398	372,335
4.30%, 05/15/28 (Call 02/15/28)	165	159,255
5.25%, 03/01/33 (Call 12/01/32)	150	145,974
Series B, 7.45%, 04/01/31	50	55,063
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	470	446,254
3.75%, 04/01/30 (Call 01/01/30)	430	395,646
3.88%, 05/15/27 (Call 02/15/27)	360	345,941
4.25%, 03/01/31 (Call 12/01/30)	175	163,382
4.63%, 01/30/29 (Call 10/30/28)	75	73,247
6.75%, 03/15/32	200	216,463
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	170	132,380
2.20%, 05/01/30 (Call 02/01/30)	165	135,840
2.65%, 10/15/26 (Call 07/15/26)	245	228,342
3.50%, 02/01/26 (Call 11/01/25)	179	172,386
3.70%, 08/01/27 (Call 05/01/27)	170	161,512
4.50%, 01/15/29 (Call 10/15/28)	280	271,792
7.50%, 04/01/31	80	89,586
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	155	141,056
1.85%, 02/15/31 (Call 11/15/30)	120	95,096
2.50%, 04/15/30 (Call 01/15/30)	195	165,430
3.40%, 08/15/27 (Call 05/15/27)	192	180,900
4.95%, 04/15/33 (Call 01/15/33)	195	186,933
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	218	206,239
1.50%, 02/04/31 (Call 11/04/30)	315	247,418
1.88%, 10/15/32 (Call 07/15/32)	15	11,560
2.63%, 03/17/27 (Call 01/17/27)	60	55,717
2.75%, 04/13/30 (Call 01/13/30)	237	206,267
3.00%, 03/17/32 (Call 12/17/31)	214	182,521
4.13%, 05/07/28 (Call 02/07/28)	30	29,032
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	255	206,473
4.25%, 04/15/31 (Call 04/15/26)	285	246,819
6.25%, 07/01/33 (Call 04/01/33)	170	167,574
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	65	55,154
2.45%, 12/14/31 (Call 09/14/31)	185	150,036
3.25%, 07/15/27 (Call 04/15/27)	216	201,569
3.30%, 07/15/26 (Call 04/15/26)	361	343,483
3.75%, 10/01/25 (Call 07/01/25)	260	252,281
5.75%, 01/17/29 (Call 12/17/28)	100	101,939
5.95%, 04/01/30 (Call 01/01/30)	215	222,584
6.00%, 01/17/34 (Call 10/17/33)	100	104,156
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	343	323,045
4.00%, 03/01/26 (Call 01/01/26)	288	279,801
4.35%, 03/01/29 (Call 12/01/28)	302	286,940
Walmart Inc., 3.90%, 09/09/25	205	201,735
		17,368,858
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	5	4,566

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Georgia-Pacific LLC
7.75%, 11/15/29	$115	$129,970
8.88%, 05/15/31	5	6,025
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	135	115,414
3.13%, 01/15/32 (Call 10/15/31)	230	182,640
3.75%, 01/15/31 (Call 10/15/30)	235	198,476
5.00%, 01/15/30 (Call 10/15/29)	295	276,318
6.00%, 01/15/29 (Call 10/15/28)	295	291,857
Suzano International Finance BV
4.00%, 01/14/25	15	14,674
5.50%, 01/17/27	185	182,848
		1,402,788
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	277	216,227
2.63%, 09/15/29 (Call 06/15/29)	177	156,303
3.00%, 06/15/27 (Call 03/15/27)	190	178,298
5.45%, 10/15/32 (Call 07/15/32)	10	10,140
5.90%, 11/15/33 (Call 08/15/33)	100	103,846
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	197	157,770
4.00%, 04/01/28 (Call 01/01/28)	215	205,904
4.40%, 07/01/32 (Call 04/01/32)	35	32,543
5.25%, 03/01/28 (Call 02/01/28)	405	407,287
5.40%, 03/01/33 (Call 12/01/32)	350	347,265
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	140	112,050
3.95%, 09/15/27 (Call 06/15/27)	65	60,385
4.75%, 09/01/28 (Call 06/01/28)	80	76,121
5.20%, 07/15/25 (Call 04/15/25)	110	108,884
5.50%, 01/15/26 (Call 12/15/25)	110	109,611
5.50%, 10/01/26	70	69,532
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	333	307,856
1.70%, 02/15/31 (Call 11/15/30)	344	267,453
2.95%, 09/01/29 (Call 06/01/29)	369	326,740
3.49%, 05/15/27 (Call 02/15/27)	375	354,467
3.60%, 05/01/30 (Call 02/01/30)	150	134,764
5.25%, 03/30/28 (Call 02/29/28)	290	289,899
5.40%, 06/30/33 (Call 03/30/33)	50	49,567
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	55	45,051
4.25%, 09/01/32 (Call 06/01/32)(a)	35	32,462
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	40	32,630
3.50%, 06/01/29 (Call 03/01/29)	237	214,583
5.40%, 06/15/33 (Call 03/15/33)	130	128,384
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	405	376,882
3.20%, 06/15/25 (Call 03/15/25)	60	58,148
5.20%, 06/01/33 (Call 03/01/33)	175	172,387
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	205	193,625
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	300	255,807
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	125	118,965
5.15%, 09/15/32 (Call 03/15/32)	75	73,121
5.75%, 09/15/33 (Call 03/15/33)	180	182,378
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	228	178,023
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	107	87,079
Security	Par (000)	Value

Gas (continued)
3.70%, 04/01/28 (Call 01/01/28)	$85	$79,275
4.05%, 03/15/32 (Call 12/15/31)	195	174,289
5.45%, 03/23/28 (Call 02/23/28)	125	124,998
5.80%, 12/01/27 (Call 11/01/27)	110	111,659
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)	10	9,602
		6,732,260
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	55	44,279
4.63%, 06/15/28 (Call 03/15/28)	115	109,967
Regal Rexnord Corp.
6.05%, 02/15/26(d)	100	99,775
6.05%, 04/15/28 (Call 03/15/28)(d)	225	221,412
6.30%, 02/15/30 (Call 12/15/29)(d)	335	330,805
6.40%, 04/15/33 (Call 01/15/33)(d)	265	260,962
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	10	9,514
Stanley Black & Decker Inc.
3.00%, 05/15/32 (Call 02/15/32)(a)	115	95,722
6.27%, 03/06/26 (Call 03/06/24)	25	25,051
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/24)	115	110,256
2.30%, 03/15/30 (Call 12/15/29)	300	246,750
3.40%, 03/01/26 (Call 01/01/26)	225	215,032
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(b)	125	101,298
4.25%, 11/15/28 (Call 08/15/28)	145	137,740
6.00%, 03/06/28 (Call 02/06/28)(a)	180	184,629
		2,193,192
Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	143	125,077
1.40%, 06/30/30 (Call 03/30/30)	246	201,743
2.95%, 03/15/25 (Call 12/15/24)	300	292,099
3.75%, 11/30/26 (Call 08/30/26)	535	521,705
3.88%, 09/15/25 (Call 06/15/25)	80	78,715
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	130	107,235
2.30%, 03/12/31 (Call 12/12/30)	285	235,303
2.75%, 09/15/29 (Call 06/15/29)	120	104,755
3.05%, 09/22/26 (Call 06/22/26)	115	108,269
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	205	157,686
1.92%, 02/01/27 (Call 01/01/27)	335	301,511
2.27%, 12/01/28 (Call 10/01/28)	225	194,532
2.54%, 02/01/32 (Call 11/01/31)(a)	540	432,824
2.60%, 08/15/26 (Call 05/15/26)	180	167,292
3.95%, 04/01/30 (Call 01/01/30)	140	128,027
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	305	289,562
2.65%, 06/01/30 (Call 03/01/30)	280	241,426
4.00%, 03/01/28 (Call 12/01/27)	50	47,988
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	79	76,507
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	218	186,911
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	205	179,511
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	219	209,959
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	200	200,257

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
5.65%, 11/15/27 (Call 10/15/27)	$480	$486,211
5.86%, 03/15/30 (Call 01/15/30)	320	326,060
5.91%, 11/22/32 (Call 08/22/32)	440	449,087
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	205	190,068
3.63%, 03/15/32 (Call 12/15/31)	472	406,858
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	273	267,506
4.50%, 03/30/33 (Call 12/30/32)	305	293,613
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	160	135,173
2.25%, 09/15/31 (Call 06/15/31)	175	137,066
2.55%, 03/15/31 (Call 12/15/30)	140	113,552
3.30%, 09/15/29 (Call 06/15/29)	226	198,989
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	255	202,152
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	200	165,896
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	115	107,878
1.95%, 06/15/30 (Call 03/15/30)	275	227,091
3.38%, 11/01/25 (Call 08/01/25)	197	190,054
3.50%, 03/15/26 (Call 12/15/25)	378	364,153
3.65%, 03/07/28 (Call 12/07/27)	130	123,471
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	140	121,760
2.00%, 10/15/31 (Call 07/15/31)	520	421,160
2.60%, 10/01/29 (Call 07/01/29)	220	194,686
4.80%, 11/21/27 (Call 10/21/27)	215	215,750
4.95%, 08/10/26 (Call 07/10/26)	270	270,814
4.95%, 11/21/32 (Call 08/21/32)	185	183,439
4.98%, 08/10/30 (Call 06/10/30)	200	199,875
5.00%, 12/05/26 (Call 11/05/26)	125	125,333
5.00%, 01/31/29 (Call 12/31/28)	250	250,378
5.09%, 08/10/33 (Call 05/10/33)	235	234,587
5.20%, 01/31/34 (Call 10/31/33)	125	125,897
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	175	142,451
3.05%, 01/15/26 (Call 12/15/25)	175	166,822
3.55%, 04/01/25 (Call 01/01/25)	150	145,937
5.35%, 12/01/28 (Call 11/01/28)	125	125,285
		11,897,946
Health Care - Services — 0.7%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	60	52,849
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	155	147,143
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	115	105,338
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	256	222,985
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	90	71,404
2.34%, 01/01/30 (Call 10/01/29)	155	130,583
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	125	99,023
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	75	66,963
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	50	39,772
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	165	132,289
Security	Par (000)	Value

Health Care - Services (continued)
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	$470	$407,277
2.50%, 03/01/31 (Call 12/01/30)	490	391,194
2.63%, 08/01/31 (Call 05/01/31)	375	297,837
3.00%, 10/15/30 (Call 07/15/30)	460	382,758
3.38%, 02/15/30 (Call 02/15/25)	500	432,049
4.25%, 12/15/27 (Call 12/15/23)	575	542,525
4.63%, 12/15/29 (Call 12/15/24)	850	789,521
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	5	4,816
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	40	37,084
2.78%, 10/01/30 (Call 04/01/30)	87	72,510
3.35%, 10/01/29 (Call 04/01/29)	172	152,332
6.07%, 11/01/27 (Call 08/01/27)	110	111,986
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	200	184,010
2.25%, 05/15/30 (Call 02/15/30)	304	254,817
2.38%, 01/15/25 (Call 12/15/24)	195	188,247
2.55%, 03/15/31 (Call 12/15/30)	240	200,135
2.88%, 09/15/29 (Call 06/15/29)	219	194,646
3.35%, 12/01/24 (Call 10/01/24)	220	214,935
3.65%, 12/01/27 (Call 09/01/27)	595	565,789
4.10%, 03/01/28 (Call 12/01/27)	360	347,260
4.75%, 02/15/33 (Call 11/15/32)	235	226,288
4.90%, 02/08/26 (Call 02/08/24)	270	267,270
5.35%, 10/15/25 (Call 09/15/25)	150	149,865
5.50%, 10/15/32 (Call 07/15/32)	215	217,090
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	210	167,138
3.38%, 03/15/29 (Call 01/15/29)	5	4,485
3.50%, 09/01/30 (Call 03/01/30)	585	514,584
4.13%, 06/15/29 (Call 03/15/29)	377	349,565
4.50%, 02/15/27 (Call 08/15/26)	392	380,072
5.20%, 06/01/28 (Call 05/01/28)	245	241,518
5.25%, 04/15/25	347	344,296
5.25%, 06/15/26 (Call 12/15/25)	385	381,657
5.38%, 02/01/25	540	536,816
5.38%, 09/01/26 (Call 03/01/26)	285	283,630
5.50%, 06/01/33 (Call 03/01/33)	315	309,556
5.63%, 09/01/28 (Call 03/01/28)	315	315,555
5.88%, 02/15/26 (Call 08/15/25)	405	405,922
5.88%, 02/01/29 (Call 08/01/28)	145	146,320
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	420	372,876
2.15%, 02/03/32 (Call 11/03/31)	230	180,509
3.13%, 08/15/29 (Call 05/15/29)	170	153,401
3.70%, 03/23/29 (Call 02/23/29)	260	243,296
3.95%, 03/15/27 (Call 12/15/26)	105	101,032
4.50%, 04/01/25 (Call 03/01/25)	140	138,109
4.88%, 04/01/30 (Call 01/01/30)	445	434,359
5.70%, 03/13/26 (Call 03/13/24)	50	50,010
5.75%, 03/01/28 (Call 02/01/28)	130	132,640
5.75%, 12/01/28 (Call 11/01/28)	50	51,012
5.88%, 03/01/33 (Call 12/01/32)	190	194,676
5.95%, 03/15/34 (Call 12/15/33)	50	51,473
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(d)	30	29,897
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	166	156,824
Laboratory Corp. of America Holdings 1.55%, 06/01/26 (Call 05/01/26)	160	145,698

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.30%, 12/01/24 (Call 11/01/24)	$180	$173,738
2.70%, 06/01/31 (Call 03/01/31)	120	99,297
2.95%, 12/01/29 (Call 09/01/29)	161	140,623
3.60%, 02/01/25 (Call 11/01/24)	255	249,148
3.60%, 09/01/27 (Call 06/01/27)	178	169,385
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	10	9,581
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	120	96,912
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	105	96,262
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	50	39,118
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	20	19,575
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	55	46,682
Series H, 2.75%, 10/01/26 (Call 07/01/26)	95	88,416
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	85	71,376
2.95%, 06/30/30 (Call 03/30/30)	220	189,192
3.45%, 06/01/26 (Call 03/01/26)	177	169,499
3.50%, 03/30/25 (Call 12/30/24)	5	4,869
4.20%, 06/30/29 (Call 03/30/29)	155	147,671
6.40%, 11/30/33 (Call 08/30/33)	40	42,385
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	66	60,980
SSM Health Care Corp.
4.89%, 06/01/28	100	98,915
Series A, 3.82%, 06/01/27 (Call 03/01/27)	435	415,783
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	30	26,739
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	40	37,066
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	8,219
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	160	154,279
1.15%, 05/15/26 (Call 04/15/26)	265	242,823
1.25%, 01/15/26	125	115,908
2.00%, 05/15/30	545	455,722
2.30%, 05/15/31 (Call 02/15/31)	455	379,524
2.88%, 08/15/29	254	229,106
2.95%, 10/15/27	158	147,415
3.10%, 03/15/26	380	365,106
3.38%, 04/15/27	160	152,524
3.45%, 01/15/27	280	268,368
3.70%, 12/15/25	65	63,336
3.75%, 07/15/25	731	715,773
3.85%, 06/15/28	270	259,200
3.88%, 12/15/28	223	213,484
4.00%, 05/15/29 (Call 03/15/29)	243	232,925
4.20%, 05/15/32 (Call 02/15/32)	405	381,687
4.25%, 01/15/29 (Call 12/15/28)	365	355,719
4.50%, 04/15/33 (Call 01/15/33)	315	302,112
5.15%, 10/15/25	155	155,788
5.25%, 02/15/28 (Call 01/15/28)	310	316,296
5.30%, 02/15/30 (Call 12/15/29)	280	285,871
5.35%, 02/15/33 (Call 11/15/32)	175	178,647
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	232	208,281
2.65%, 10/15/30 (Call 07/15/30)	100	81,288
2.65%, 01/15/32 (Call 10/15/31)	180	141,772
		23,421,901
Security	Par (000)	Value

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	$175	$156,739
2.88%, 06/15/27 (Call 05/15/27)	110	98,109
2.88%, 06/15/28 (Call 04/15/28)	360	307,255
3.20%, 11/15/31 (Call 08/15/31)	135	106,806
3.25%, 07/15/25 (Call 06/15/25)	323	305,819
3.88%, 01/15/26 (Call 12/15/25)	335	317,419
4.25%, 03/01/25 (Call 01/01/25)	187	181,216
7.00%, 01/15/27	25	25,271
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	135	118,784
2.95%, 03/10/26 (Call 02/10/26)	20	18,097
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	15	13,434
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	314	276,460
2.70%, 01/15/25 (Call 01/15/24)	175	167,539
3.25%, 03/15/27 (Call 02/15/27)	115	102,206
4.00%, 01/15/29 (Call 11/15/28)	185	162,389
4.70%, 03/24/25	130	126,764
7.05%, 09/29/25	95	95,944
7.30%, 11/27/28 (Call 10/27/28)(d)	125	124,680
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	130	112,492
2.75%, 09/16/26 (Call 08/16/26)	165	147,488
2.85%, 09/30/28 (Call 07/30/28)	218	182,436
3.63%, 01/15/26 (Call 12/15/25)	125	117,139
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	135	118,799
2.88%, 06/11/28 (Call 04/11/28)	215	183,347
3.40%, 07/15/26 (Call 06/15/26)	195	177,739
3.75%, 07/22/25 (Call 06/22/25)	175	165,820
4.00%, 03/30/25 (Call 02/28/25)	150	143,952
4.25%, 01/15/26 (Call 12/15/25)	150	141,732
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	135	120,537
4.70%, 02/08/27 (Call 02/08/24)	145	133,402
5.50%, 03/21/25	60	58,572
7.75%, 09/16/27 (Call 08/16/27)	35	34,977
Blue Owl Technology Finance Corp., 2.50%,
01/15/27 (Call 12/15/26)	95	81,001
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	105	91,601
3.13%, 10/12/28 (Call 08/12/28)	205	172,792
3.40%, 01/15/26 (Call 12/15/25)	155	144,294
4.13%, 02/01/25 (Call 01/01/25)(a)	90	87,257
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	110	102,913
3.75%, 02/10/25 (Call 01/10/25)	136	132,199
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	215	185,702
2.50%, 08/24/26 (Call 07/24/26)	25	22,227
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	130	117,088
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	25	23,624
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	140	122,270
3.50%, 02/25/25 (Call 01/25/25)	25	23,923
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	110	95,361

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	$110	$96,332
3.44%, 10/15/28 (Call 08/15/28)	55	44,460
3.71%, 01/22/26 (Call 12/22/25)	145	132,228
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)	55	49,361
		6,267,996
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	180	160,733
1.40%, 10/15/27 (Call 08/15/27)	65	56,661
2.60%, 10/15/25 (Call 09/15/25)	142	134,579
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	100	98,628
4.75%, 11/29/27 (Call 05/29/27)	340	332,971
5.00%, 06/15/27 (Call 12/15/26)	155	152,625
5.25%, 06/01/26 (Call 12/01/25)	90	89,376
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	217	167,694
3.85%, 01/15/30 (Call 07/15/29)	60	52,309
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	230	198,341
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	196	194,622
5.50%, 03/01/26 (Call 12/01/25)	115	115,157
6.38%, 05/15/33	30	31,087
7.88%, 06/15/32	35	39,521
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	92	82,773
4.35%, 02/15/28 (Call 11/15/27)	120	114,139
4.88%, 11/15/25 (Call 08/15/25)	545	536,865
4.88%, 03/15/27 (Call 12/15/26)	170	166,781
		2,724,862
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%,
05/15/25 (Call 02/15/25)	180	175,963
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	110	101,684
4.40%, 03/15/29 (Call 12/15/28)	143	133,923
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	140	112,489
3.70%, 05/01/25	5	4,871
4.70%, 05/14/32 (Call 02/14/32)	115	106,761
4.75%, 02/26/29 (Call 11/26/28)(a)	248	241,243
5.50%, 03/01/33 (Call 12/01/32)	90	86,909
		963,843
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	60	47,123
2.65%, 04/30/30 (Call 01/30/30)	65	55,404
4.88%, 12/06/28 (Call 09/06/28)	100	98,943
5.75%, 03/15/33 (Call 12/15/32)	180	182,283
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	125	102,874
3.15%, 08/01/27 (Call 05/01/27)	130	121,960
5.60%, 11/15/32 (Call 08/15/32)	190	196,979
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	115	93,231
3.10%, 10/01/27 (Call 07/01/27)	130	120,585
3.90%, 05/15/28 (Call 02/15/28)	165	156,760
4.40%, 05/01/29 (Call 03/01/29)	60	57,952
Security	Par (000)	Value

Household Products & Wares (continued)
4.60%, 05/01/32 (Call 02/01/32)	$175	$168,812
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	155	135,108
2.00%, 11/02/31 (Call 08/02/31)(a)	170	138,137
2.75%, 02/15/26	110	105,149
3.05%, 08/15/25	180	173,936
3.10%, 03/26/30 (Call 12/26/29)	190	171,019
3.20%, 04/25/29 (Call 01/25/29)	180	166,169
3.95%, 11/01/28 (Call 08/01/28)	115	111,027
4.50%, 02/16/33 (Call 11/16/32)	160	154,661
		2,558,112
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	30	34,684
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(b)	200	185,965
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	75	68,333
2.88%, 10/15/26 (Call 07/15/26)	244	229,135
3.60%, 04/01/30 (Call 01/01/30)	310	285,049
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	135	123,470
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	140	135,183
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	200	182,367
1.45%, 12/15/30 (Call 09/15/30)	180	138,792
3.28%, 12/15/26 (Call 09/15/26)	232	219,944
5.25%, 03/30/33 (Call 12/30/32)	245	241,452
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	170	160,438
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	195	173,258
4.20%, 04/01/28 (Call 01/01/28)	104	99,182
5.13%, 03/27/33 (Call 12/27/32)	175	170,351
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	60	56,258
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	369	318,097
3.75%, 05/02/29 (Call 02/02/29)	211	197,011
4.50%, 12/15/28 (Call 09/15/28)	77	74,470
8.21%, 01/01/27	5	5,297
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)	105	82,597
2.60%, 12/02/31 (Call 09/02/31)	165	134,785
2.85%, 05/28/27 (Call 04/28/27)	105	97,314
3.88%, 12/15/25 (Call 09/15/25)	297	288,713
5.00%, 09/12/32 (Call 06/12/32)	132	127,775
5.35%, 02/28/33 (Call 11/28/32)	155	153,841
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	196	187,911
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	155	123,497
5.50%, 03/02/33 (Call 12/02/32)	10	9,833
6.50%, 02/15/34 (Call 11/15/33)	35	36,959
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	70	54,007
3.70%, 02/22/30 (Call 11/22/29)	125	108,937
4.90%, 03/27/28 (Call 12/27/27)	125	121,313
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	160	134,891
6.13%, 09/15/28 (Call 08/15/28)	5	5,130

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	$165	$139,930
4.13%, 01/12/28 (Call 10/12/27)	255	238,453
6.15%, 04/03/30 (Call 01/03/30)	64	64,926
6.65%, 02/01/33 (Call 11/01/32)	65	67,321
AXA SA, 8.60%, 12/15/30	185	218,324
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	174	159,180
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	185	174,324
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	311	252,386
1.85%, 03/12/30 (Call 12/12/29)	50	42,279
2.30%, 03/15/27 (Call 02/15/27)	445	414,912
2.88%, 03/15/32 (Call 12/15/31)	470	406,810
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	597	576,767
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	70	64,736
5.63%, 05/15/30 (Call 02/15/30)(a)	180	176,526
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	290	230,661
4.20%, 03/17/32 (Call 12/17/31)	95	84,249
4.50%, 03/15/29 (Call 12/15/28)	50	47,210
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	285	224,841
3.15%, 03/15/25	115	111,781
3.35%, 05/03/26 (Call 02/03/26)	260	250,718
Cincinnati Financial Corp., 6.92%, 05/15/28	94	99,400
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	120	96,561
3.45%, 08/15/27 (Call 05/10/27)	185	173,456
3.90%, 05/01/29 (Call 02/01/29)	136	126,394
4.50%, 03/01/26 (Call 12/01/25)	185	180,992
5.50%, 06/15/33 (Call 03/15/33)	50	49,342
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	175	172,629
5.25%, 05/30/29 (Call 02/28/29)	145	139,005
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	165	159,876
3.65%, 04/05/27 (Call 03/05/27)	205	192,923
3.85%, 04/05/29 (Call 02/05/29)	345	316,101
3.90%, 04/05/32 (Call 01/05/32)	370	324,474
6.05%, 09/15/33 (Call 06/15/33)(d)	185	187,208
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	275	217,491
4.95%, 06/01/29 (Call 03/01/29)	108	102,366
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	545	517,841
5.59%, 01/11/33 (Call 10/11/32)	175	172,046
7.00%, 04/01/28	65	68,378
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	55	55,656
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	65	55,071
4.63%, 04/29/30 (Call 01/29/30)	125	116,324
4.85%, 04/17/28 (Call 01/17/28)	229	222,701
5.63%, 08/16/32 (Call 05/16/32)	170	165,079
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	160	126,863
3.40%, 06/15/30 (Call 03/15/30)	185	159,965
Security	Par (000)	Value

Insurance (continued)
4.50%, 08/15/28 (Call 05/15/28)	$165	$156,005
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	140	106,230
4.00%, 05/15/30 (Call 02/15/30)	50	43,500
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	205	164,621
4.55%, 09/15/28 (Call 06/15/28)	165	158,589
4.80%, 06/15/32 (Call 03/15/32)	20	18,757
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	89	69,679
4.50%, 04/15/26 (Call 01/15/26)	150	145,790
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	260	229,047
Horace Mann Educators Corp., 7.25%, 09/15/28 (Call 08/15/28)	70	72,860
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	140	111,364
5.17%, 06/08/27 (Call 05/08/27)(a)	110	106,942
5.67%, 06/08/32 (Call 03/08/32)	90	87,484
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	185	137,460
3.80%, 02/23/32 (Call 11/23/31)	110	86,382
4.35%, 02/15/25 (Call 11/15/24)	45	43,727
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	115	96,299
3.35%, 03/09/25	107	103,634
3.40%, 01/15/31 (Call 10/15/30)	115	95,997
3.40%, 03/01/32 (Call 12/01/31)	10	8,077
3.63%, 12/12/26 (Call 09/15/26)(a)	15	14,144
3.80%, 03/01/28 (Call 12/01/27)(a)	140	130,500
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	180	159,529
3.75%, 04/01/26 (Call 01/01/26)	135	130,544
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	95	86,481
3.70%, 03/16/32 (Call 12/16/31)	275	247,978
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(b)	215	196,520
4.15%, 03/04/26	437	427,426
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	138	123,659
3.50%, 11/01/27 (Call 08/01/27)	140	130,786
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	210	174,802
2.38%, 12/15/31 (Call 09/15/31)	100	81,538
3.50%, 03/10/25 (Call 12/10/24)	207	202,195
3.75%, 03/14/26 (Call 12/14/25)	255	247,835
4.38%, 03/15/29 (Call 12/15/28)	525	511,104
5.75%, 11/01/32 (Call 08/01/32)	172	179,079
Marsh & McLennan Cos. Inc., 5.40%, 09/15/33 (Call 06/15/33)(a)	155	157,767
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	130	122,175
MetLife Inc.
3.00%, 03/01/25	133	129,270
3.60%, 11/13/25 (Call 08/13/25)	284	276,144
4.55%, 03/23/30 (Call 12/23/29)	374	365,318
5.38%, 07/15/33 (Call 04/15/33)	263	262,067
6.50%, 12/15/32	50	54,412
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	232	221,802

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	$160	$146,690
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	145	117,262
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	135	110,481
3.10%, 11/15/26 (Call 08/15/26)	100	93,920
3.40%, 05/15/25 (Call 02/15/25)	80	77,430
3.70%, 05/15/29 (Call 02/15/29)	246	226,298
5.38%, 03/15/33 (Call 12/15/32)	90	88,609
Progressive Corp. (The)
2.45%, 01/15/27	115	106,499
2.50%, 03/15/27 (Call 02/15/27)	115	106,637
3.00%, 03/15/32 (Call 12/15/31)	345	296,742
3.20%, 03/26/30 (Call 12/26/29)	225	200,176
4.00%, 03/01/29 (Call 12/01/28)	143	137,244
4.95%, 06/15/33 (Call 03/15/33)	85	83,532
6.25%, 12/01/32	40	42,657
6.63%, 03/01/29	65	69,766
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	247	227,249
2.10%, 03/10/30 (Call 12/10/29)(a)	180	151,585
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(b)	25	20,630
3.88%, 03/27/28 (Call 12/27/27)	212	202,621
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(b)	50	45,020
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(b)	190	168,666
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(b)	200	186,012
5.75%, 07/15/33	20	20,869
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(b)	215	203,458
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(b)	120	119,328
Prudential Funding Asia PLC
3.13%, 04/14/30	196	170,406
3.63%, 03/24/32 (Call 12/24/31)	110	95,281
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	155	133,563
3.90%, 05/15/29 (Call 02/15/29)	155	142,261
3.95%, 09/15/26 (Call 06/15/26)	150	144,080
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	25	23,329
3.70%, 04/01/25 (Call 01/01/25)	10	9,709
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	185	167,646
5.75%, 06/05/33 (Call 03/05/33)	215	210,642
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	105	78,263
Travelers Property Casualty Corp., 6.38%, 03/15/33	15	16,462
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	190	184,968
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	40	36,846
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	158	138,262
4.50%, 09/15/28 (Call 06/15/28)	195	186,891
4.65%, 06/15/27 (Call 05/15/27)	195	189,896
5.35%, 05/15/33 (Call 02/15/33)	70	68,395
		24,832,515
Security	Par (000)	Value

Internet — 0.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	$340	$272,751
3.40%, 12/06/27 (Call 09/06/27)	620	577,584
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	643	597,727
0.80%, 08/15/27 (Call 06/15/27)	355	311,202
1.10%, 08/15/30 (Call 05/15/30)	765	615,200
2.00%, 08/15/26 (Call 05/15/26)	543	506,625
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	290	272,806
1.00%, 05/12/26 (Call 04/12/26)	695	634,357
1.20%, 06/03/27 (Call 04/03/27)	290	257,356
1.50%, 06/03/30 (Call 03/03/30)	579	475,535
1.65%, 05/12/28 (Call 03/12/28)	697	615,990
2.10%, 05/12/31 (Call 02/12/31)	580	483,786
3.00%, 04/13/25	220	214,320
3.15%, 08/22/27 (Call 05/22/27)	707	670,017
3.30%, 04/13/27 (Call 03/13/27)	580	555,438
3.45%, 04/13/29 (Call 02/13/29)	273	258,143
3.60%, 04/13/32 (Call 01/13/32)	465	427,788
3.80%, 12/05/24 (Call 09/05/24)	294	289,904
4.55%, 12/01/27 (Call 11/01/27)	260	259,766
4.60%, 12/01/25	205	203,940
4.65%, 12/01/29 (Call 10/01/29)	420	421,120
4.70%, 12/01/32 (Call 09/01/32)	825	821,456
5.20%, 12/03/25 (Call 09/03/25)	356	357,791
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	50	44,181
3.63%, 07/06/27	265	250,282
4.13%, 06/30/25	225	219,941
4.38%, 03/29/28 (Call 12/29/27)	55	53,024
4.88%, 11/14/28 (Call 08/14/28)	50	49,022
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	225	213,858
3.60%, 06/01/26 (Call 03/01/26)	543	524,800
3.65%, 03/15/25 (Call 12/15/24)	125	122,421
4.63%, 04/13/30 (Call 01/13/30)	504	491,990
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	170	155,041
1.90%, 03/11/25 (Call 02/11/25)	232	221,458
2.60%, 05/10/31 (Call 02/10/31)	250	208,792
2.70%, 03/11/30 (Call 12/11/29)	430	369,029
3.60%, 06/05/27 (Call 03/05/27)	336	320,440
5.90%, 11/22/25 (Call 10/22/25)	90	90,837
5.95%, 11/22/27 (Call 10/22/27)	25	25,748
6.30%, 11/22/32 (Call 08/22/32)	120	126,858
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	103	87,070
3.25%, 02/15/30 (Call 11/15/29)	350	309,110
3.80%, 02/15/28 (Call 11/15/27)	140	131,497
4.63%, 08/01/27 (Call 05/01/27)	100	97,536
5.00%, 02/15/26 (Call 11/15/25)	230	228,685
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	200	176,392
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	575	550,780
3.85%, 08/15/32 (Call 05/15/32)	790	724,633
4.60%, 05/15/28 (Call 04/15/28)	315	313,230
4.80%, 05/15/30 (Call 03/15/30)	485	485,896
4.95%, 05/15/33 (Call 02/15/33)	485	482,314
Netflix Inc.
4.38%, 11/15/26	25	24,631

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.88%, 04/15/28	$125	$123,889
5.88%, 02/15/25	90	90,429
5.88%, 11/15/28	405	418,246
6.38%, 05/15/29	398	423,884
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	30	27,906
2.00%, 09/03/30 (Call 06/03/30)	165	129,528
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	215	176,422
4.75%, 07/15/27 (Call 07/15/24)	175	169,797
5.25%, 04/01/25 (Call 01/01/25)	45	44,711
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	230	191,292
		18,996,202
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(a)	200	188,231
4.55%, 03/11/26	160	156,374
6.55%, 11/29/27 (Call 10/29/27)	320	330,594
6.80%, 11/29/32 (Call 08/29/32)	235	242,073
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	200	189,991
2.70%, 06/01/30 (Call 03/01/30)	110	96,244
3.13%, 04/01/32 (Call 01/01/32)	65	55,702
3.95%, 05/23/25	150	147,021
3.95%, 05/01/28 (Call 02/01/28)	177	169,375
4.30%, 05/23/27 (Call 04/23/27)	350	341,138
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	140	130,026
2.15%, 08/15/30 (Call 05/15/30)	30	24,354
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	25	21,792
2.40%, 06/15/25 (Call 05/15/25)	104	98,883
2.80%, 12/15/24 (Call 11/15/24)	125	121,136
3.25%, 01/15/31 (Call 10/15/30)	80	69,523
3.45%, 04/15/30 (Call 01/15/30)	207	183,878
5.00%, 12/15/26 (Call 12/15/23)	400	398,634
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	320	282,868
6.13%, 06/12/33 (Call 03/12/33)	305	302,429
6.25%, 08/10/26	10	10,162
		3,560,428
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	205	156,373
4.40%, 09/15/32 (Call 06/15/32)(a)	90	77,530
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	75	72,044
		305,947
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	115	98,155
3.70%, 01/15/31 (Call 10/15/30)	90	74,576
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	200	190,146
4.85%, 03/15/26 (Call 12/15/25)	150	147,467
5.38%, 04/23/25 (Call 03/23/25)	195	194,000
5.75%, 01/30/27 (Call 12/30/26)	15	15,188
5.75%, 04/23/30 (Call 01/23/30)	105	105,556
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	120	117,206
Security	Par (000)	Value

Lodging (continued)
3.75%, 10/01/25 (Call 07/01/25)	$63	$60,938
4.90%, 04/15/29 (Call 03/15/29)	325	317,924
5.00%, 10/15/27 (Call 09/15/27)	225	223,815
5.45%, 09/15/26 (Call 08/15/26)	30	30,188
5.55%, 10/15/28 (Call 09/15/28)	290	292,182
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	10	9,702
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	187	187,274
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	340	323,934
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	110	93,484
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	245	204,342
Series II, 2.75%, 10/15/33 (Call 07/15/33)	10	7,862
Series R, 3.13%, 06/15/26 (Call 03/15/26)	230	217,545
Series X, 4.00%, 04/15/28 (Call 01/15/28)	60	56,588
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	5	4,390
3.10%, 03/08/29 (Call 01/08/29)	200	167,103
3.50%, 08/08/31 (Call 05/08/31)	110	87,842
4.88%, 06/18/30 (Call 03/18/30)	15	13,179
5.38%, 08/08/25 (Call 06/08/25)	55	53,737
5.65%, 08/08/28 (Call 05/08/28)	455	435,555
		3,729,878
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	85	78,455
0.90%, 03/02/26	205	187,522
1.10%, 09/14/27	35	30,610
1.15%, 09/14/26	260	235,155
1.45%, 05/15/25	10	9,485
1.70%, 01/08/27	195	177,405
3.25%, 12/01/24	40	39,188
3.40%, 05/13/25	180	175,716
3.60%, 08/12/27	260	249,951
3.65%, 08/12/25	380	371,115
4.35%, 05/15/26	280	276,384
4.80%, 01/06/26	150	149,751
4.90%, 01/17/25	90	89,803
5.15%, 08/11/25	320	320,261
5.40%, 03/10/25	180	180,753
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	70	57,975
2.60%, 09/19/29 (Call 06/19/29)	154	137,393
2.60%, 04/09/30 (Call 01/09/30)	235	206,792
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	175	158,575
1.88%, 01/15/26 (Call 12/15/25)	65	60,311
3.95%, 05/23/25	120	117,072
4.55%, 04/10/28 (Call 03/10/28)	100	96,376
5.45%, 10/14/25	160	159,615
5.50%, 01/12/29 (Call 12/12/28)	155	154,788
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	117	110,582
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	149	144,274
3.10%, 04/15/30 (Call 01/15/30)	80	71,926
5.38%, 10/16/29	105	108,184
7.13%, 03/03/31	90	101,981
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	100	88,137
3.15%, 11/15/25 (Call 08/15/25)	168	161,252
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	140	110,121
3.50%, 10/01/30 (Call 07/01/30)	125	106,136

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	$150	$122,963
3.00%, 05/01/30 (Call 02/01/30)	55	47,490
John Deere Capital Corp.
0.70%, 01/15/26	170	155,860
1.05%, 06/17/26	40	36,321
1.25%, 01/10/25	115	110,205
1.30%, 10/13/26	130	117,803
1.45%, 01/15/31	170	134,239
1.50%, 03/06/28	100	87,153
1.70%, 01/11/27	170	154,466
1.75%, 03/09/27	45	40,724
2.00%, 06/17/31	225	182,751
2.05%, 01/09/25	295	285,352
2.13%, 03/07/25	55	52,945
2.25%, 09/14/26	190	177,343
2.35%, 03/08/27(a)	110	101,732
2.45%, 01/09/30	210	182,269
2.65%, 06/10/26	200	189,274
2.80%, 09/08/27	175	162,545
2.80%, 07/18/29	135	120,865
3.05%, 01/06/28	110	102,635
3.35%, 04/18/29	140	130,747
3.40%, 06/06/25	175	170,733
3.40%, 09/11/25	10	9,726
3.45%, 03/13/25	290	284,164
3.45%, 03/07/29	133	124,190
3.90%, 06/07/32	170	156,900
4.05%, 09/08/25	140	137,785
4.15%, 09/15/27	160	156,482
4.35%, 09/15/32	175	166,760
4.70%, 06/10/30	150	148,208
4.75%, 06/08/26	130	129,625
4.75%, 01/20/28	240	238,988
4.80%, 01/09/26	300	299,418
4.85%, 10/11/29	80	80,361
4.90%, 03/03/28	45	45,077
4.95%, 06/06/25	90	89,893
4.95%, 07/14/28	120	120,274
5.05%, 03/03/26	40	40,211
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	75	58,627
4.55%, 04/15/28 (Call 01/15/28)	138	131,484
5.65%, 05/15/33 (Call 02/15/33)	80	77,055
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	75	66,141
4.60%, 05/15/28 (Call 02/15/28)	135	130,764
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	135	129,092
2.29%, 04/05/27 (Call 02/05/27)	165	151,254
2.57%, 02/15/30 (Call 11/15/29)	414	354,297
5.25%, 08/16/28 (Call 07/16/28)	105	105,522
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	65	51,634
2.88%, 03/01/25 (Call 12/01/24)	155	150,592
3.50%, 03/01/29 (Call 12/01/28)	185	173,461
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	165	158,337
3.45%, 11/15/26 (Call 08/15/26)	250	236,028
4.70%, 09/15/28 (Call 06/15/28)	288	278,133
Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	$140	$123,164
2.25%, 01/30/31 (Call 10/30/30)	125	102,161
3.25%, 11/01/26 (Call 08/01/26)	160	151,606
		12,446,873
Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	30	30,116
5.70%, 08/14/33 (Call 05/14/33)	170	172,064
John Deere Capital Corp.
5.15%, 09/08/26	50	50,367
5.15%, 09/08/33	40	40,358
5.30%, 09/08/25	75	75,383
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	35	35,768
5.80%, 09/15/33 (Call 06/15/33)	70	71,257
		475,313
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	128	122,666
2.25%, 09/19/26 (Call 06/19/26)(a)	193	178,162
2.38%, 08/26/29 (Call 05/26/29)(a)	403	344,524
2.65%, 04/15/25 (Call 03/15/25)(a)	160	154,068
2.88%, 10/15/27 (Call 07/15/27)(a)	206	190,607
3.00%, 08/07/25	195	187,609
3.05%, 04/15/30 (Call 01/15/30)(a)	227	199,391
3.38%, 03/01/29 (Call 12/01/28)	166	151,775
3.63%, 09/14/28 (Call 06/14/28)	173	162,018
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	142	109,602
2.75%, 03/01/30 (Call 12/01/29)	245	207,156
3.50%, 12/01/24 (Call 10/01/24)	40	38,995
3.75%, 12/01/27 (Call 09/01/27)	225	211,524
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	235	221,258
4.00%, 11/02/32	60	55,601
4.15%, 03/15/33 (Call 12/15/32)	30	27,999
4.35%, 05/18/28 (Call 04/18/28)	45	44,251
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	240	225,587
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	15	14,395
General Electric Co., 6.75%, 03/15/32	270	299,464
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	295	279,287
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	157	148,665
3.25%, 06/14/29 (Call 03/14/29)	374	341,781
4.25%, 09/15/27 (Call 08/15/27)	265	258,083
4.50%, 09/15/29 (Call 07/15/29)	285	276,993
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	120	112,605
5.90%, 07/15/32 (Call 04/15/32)	140	139,577
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	30	27,484
2.25%, 04/01/28 (Call 02/01/28)	165	145,027
2.75%, 04/01/31 (Call 01/01/31)	273	227,702
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	160	131,196
3.00%, 06/01/30 (Call 03/01/30)	105	90,759

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.38%, 03/01/28 (Call 12/01/27)	$100	$92,178
3.65%, 03/15/27 (Call 12/15/26)	100	94,587
3.88%, 03/01/25 (Call 12/01/24)	30	29,357
3.90%, 09/17/29 (Call 06/17/29)	133	123,012
4.00%, 03/15/26 (Call 12/15/25)	193	186,877
6.10%, 11/15/33 (Call 08/15/33)	50	51,456
		5,903,278
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	260	219,091
2.30%, 02/01/32 (Call 11/01/31)	240	183,607
2.80%, 04/01/31 (Call 01/01/31)	515	418,637
3.75%, 02/15/28 (Call 11/15/27)	316	293,269
4.20%, 03/15/28 (Call 12/15/27)	350	329,375
4.40%, 04/01/33 (Call 01/01/33)(a)	95	84,171
4.91%, 07/23/25 (Call 04/23/25)	1,141	1,122,032
5.05%, 03/30/29 (Call 12/30/28)	383	369,140
6.15%, 11/10/26 (Call 10/10/26)	240	242,895
6.65%, 02/01/34 (Call 11/01/33)	325	332,588
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	475	374,378
1.95%, 01/15/31 (Call 10/15/30)	380	309,417
2.35%, 01/15/27 (Call 10/15/26)	279	258,408
2.65%, 02/01/30 (Call 11/01/29)	305	266,796
3.15%, 03/01/26 (Call 12/01/25)	651	626,406
3.15%, 02/15/28 (Call 11/15/27)	597	557,286
3.30%, 02/01/27 (Call 11/01/26)	355	338,052
3.30%, 04/01/27 (Call 02/01/27)	230	218,480
3.38%, 08/15/25 (Call 05/15/25)	457	443,725
3.40%, 04/01/30 (Call 01/01/30)	338	308,149
3.55%, 05/01/28 (Call 02/01/28)	298	282,056
3.95%, 10/15/25 (Call 08/15/25)	711	696,381
4.15%, 10/15/28 (Call 07/15/28)	861	832,356
4.25%, 10/15/30 (Call 07/15/30)	290	276,545
4.25%, 01/15/33	137	127,727
4.55%, 01/15/29 (Call 12/15/28)	235	230,756
4.65%, 02/15/33 (Call 11/15/32)	500	483,212
4.80%, 05/15/33 (Call 02/15/33)	267	260,161
5.25%, 11/07/25	90	90,243
5.35%, 11/15/27 (Call 10/15/27)	215	219,216
5.50%, 11/15/32 (Call 08/15/32)	180	184,311
7.05%, 03/15/33	85	95,883
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	220	213,165
3.63%, 05/15/30 (Call 02/15/30)	219	193,444
3.95%, 06/15/25 (Call 05/15/25)	113	109,876
3.95%, 03/20/28 (Call 12/20/27)	387	362,007
4.13%, 05/15/29 (Call 02/15/29)	257	237,194
4.90%, 03/11/26 (Call 12/11/25)	160	158,092
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	105	96,946
3.45%, 03/01/32 (Call 12/01/31)	85	72,439
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	205	198,354
3.50%, 04/08/30 (Call 01/08/30)	160	142,190
4.71%, 01/25/29 (Call 10/25/28)	350	341,138
6.50%, 10/13/33 (Call 07/13/33)	160	166,519
Grupo Televisa SAB, 8.50%, 03/11/32	80	90,888
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	110	99,712
Security	Par (000)	Value

Media (continued)
3.38%, 02/15/28 (Call 12/15/27)	$115	$102,601
3.70%, 06/01/28 (Call 03/01/28)	50	44,800
4.20%, 06/01/29 (Call 03/01/29)	140	126,266
4.20%, 05/19/32 (Call 02/19/32)(a)	225	190,333
4.95%, 01/15/31 (Call 11/15/30)	336	304,432
7.88%, 07/30/30	185	195,529
TCI Communications Inc.
7.13%, 02/15/28	80	86,124
7.88%, 02/15/26	75	79,104
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	113	107,774
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	25	28,003
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	243	225,172
2.95%, 06/15/27	220	208,261
3.00%, 02/13/26	331	316,895
3.15%, 09/17/25	259	250,634
Series B, 7.00%, 03/01/32	100	112,842
Walt Disney Co. (The)
1.75%, 01/13/26	315	295,563
2.00%, 09/01/29 (Call 06/01/29)	456	393,826
2.20%, 01/13/28	291	264,044
2.65%, 01/13/31	680	584,630
3.35%, 03/24/25	530	517,150
3.38%, 11/15/26 (Call 08/15/26)	180	172,582
3.70%, 10/15/25 (Call 07/15/25)	212	206,920
3.70%, 03/23/27	105	101,570
3.80%, 03/22/30	302	283,983
6.55%, 03/15/33	235	258,452
		19,014,203
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	335	325,645
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	90	79,105
4.50%, 12/15/28 (Call 09/15/28)	115	108,896
		513,646
Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	25	21,884
3.75%, 10/01/30 (Call 07/01/30)	215	181,129
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	410	405,897
4.88%, 02/27/26	245	243,831
4.90%, 02/28/33 (Call 11/28/32)	275	270,814
5.10%, 09/08/28 (Call 08/08/28)	235	235,717
5.25%, 09/08/26	280	281,699
5.25%, 09/08/30 (Call 07/08/30)	280	282,790
5.25%, 09/08/33 (Call 06/08/33)	280	280,498
6.42%, 03/01/26 (Call 03/01/24)	60	61,516
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	95	88,964
4.25%, 03/01/30 (Call 03/01/25)	165	150,311
4.38%, 08/01/28 (Call 02/01/24)	130	121,827
4.63%, 08/01/30 (Call 08/01/25)	83	77,118
5.00%, 09/01/27 (Call 09/01/24)	133	129,887
5.25%, 09/01/29 (Call 09/01/24)	165	163,600

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	$166	$160,331
6.25%, 07/15/33 (Call 04/15/33)(d)	70	70,830
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	254	210,563
2.60%, 07/15/32 (Call 04/15/32)	245	199,762
2.80%, 10/01/29 (Call 07/01/29)	296	259,882
Rio Tinto Alcan Inc., 7.25%, 03/15/31	115	127,717
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	180	195,270
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	265	263,831
Southern Copper Corp., 3.88%, 04/23/25	210	204,793
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	144	116,437
		4,806,898
Multi-National — 0.3%
African Development Bank, 4.38%, 03/14/28	540	537,712
Asian Development Bank
3.75%, 04/25/28	930	903,858
3.88%, 06/14/33(a)	1,005	955,028
4.00%, 01/12/33	235	225,995
4.25%, 01/09/26	80	79,291
4.50%, 08/25/28	75	75,168
4.63%, 06/13/25	50	49,775
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	175	170,199
4.00%, 01/18/28	115	112,596
4.88%, 09/14/26	35	35,242
Corp. Andina de Fomento, 2.25%, 02/08/27	15	13,634
European Investment Bank
3.63%, 07/15/30	515	490,442
3.88%, 03/15/28	1,995	1,952,898
Inter-American Development Bank
3.50%, 04/12/33	610	562,590
4.00%, 01/12/28	105	103,179
4.50%, 05/15/26(a)	80	79,779
4.50%, 09/13/33	260	259,089
Inter-American Investment Corp., 4.75%, 09/19/28	30	30,218
International Bank for Reconstruction & Development
3.50%, 07/12/28	1,235	1,186,804
3.88%, 02/14/30	755	730,458
4.00%, 07/25/30(a)	700	680,227
4.63%, 08/01/28	810	816,476
4.75%, 11/14/33	500	509,155
International Finance Corp., 4.50%, 07/13/28	20	20,066
Nordic Investment Bank, 5.00%, 10/15/25	40	40,139
		10,620,018
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	332	304,266
3.25%, 02/15/29 (Call 08/15/24)	230	202,353
3.28%, 12/01/28 (Call 10/01/28)	135	119,709
3.57%, 12/01/31 (Call 09/01/31)	135	115,626
4.13%, 05/01/25 (Call 05/01/24)	195	190,219
4.25%, 04/01/28 (Call 10/01/24)	185	174,290
5.50%, 12/01/24 (Call 06/01/24)	205	203,621
		1,310,084
Security	Par (000)	Value

Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	$60	$54,504
4.38%, 10/15/28 (Call 07/15/28)	10	9,222
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	260	213,182
2.72%, 01/12/32 (Call 10/12/31)	560	472,671
3.02%, 01/16/27 (Call 10/16/26)	265	250,625
3.12%, 05/04/26 (Call 02/04/26)	365	349,473
3.41%, 02/11/26 (Call 12/11/25)	228	220,599
3.54%, 04/06/27 (Call 02/06/27)	130	124,511
3.59%, 04/14/27 (Call 01/14/27)	233	223,411
3.63%, 04/06/30 (Call 01/06/30)	309	287,194
3.80%, 09/21/25 (Call 07/21/25)	273	267,753
3.94%, 09/21/28 (Call 06/21/28)	280	269,255
4.23%, 11/06/28 (Call 08/06/28)	211	205,128
4.81%, 02/13/33 (Call 11/13/32)	580	563,305
4.89%, 09/11/33 (Call 06/11/33)	220	214,816
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	280	265,645
3.72%, 11/28/28 (Call 08/28/28)	263	249,582
Burlington Resources LLC, 7.20%, 08/15/31	45	50,375
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	152	143,511
2.95%, 07/15/30 (Call 04/15/30)	125	106,610
3.85%, 06/01/27 (Call 03/01/27)	308	293,063
3.90%, 02/01/25 (Call 11/01/24)	176	172,213
6.45%, 06/30/33	5	5,147
7.20%, 01/15/32	70	75,185
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	155	123,829
4.25%, 04/15/27 (Call 01/15/27)	70	67,263
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	515	490,104
2.00%, 05/11/27 (Call 03/11/27)	305	279,231
2.24%, 05/11/30 (Call 02/11/30)	388	333,699
2.95%, 05/16/26 (Call 02/16/26)	540	517,348
3.33%, 11/17/25 (Call 08/17/25)	234	227,034
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	185	172,263
1.02%, 08/12/27 (Call 06/12/27)	190	166,588
3.25%, 10/15/29 (Call 07/15/29)	190	175,787
3.85%, 01/15/28 (Call 10/15/27)	222	215,665
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	250	223,612
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	389,741
4.38%, 05/02/28	200	195,212
Conoco Funding Co., 7.25%, 10/15/31	130	146,144
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/24)	32	30,887
5.05%, 09/15/33 (Call 06/15/33)	180	178,007
5.90%, 10/15/32	120	126,974
6.95%, 04/15/29	272	298,647
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	355	336,078
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	230	219,172
4.38%, 03/15/29 (Call 12/15/28)	198	187,206
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	172	160,204
5.25%, 10/15/27 (Call 10/15/24)	165	163,543

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.85%, 12/15/25 (Call 09/15/25)	$198	$198,521
5.88%, 06/15/28 (Call 06/15/24)	130	130,442
7.88%, 09/30/31	126	140,648
7.95%, 04/15/32	115	129,585
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	267	230,160
3.25%, 12/01/26 (Call 10/01/26)	166	157,615
3.50%, 12/01/29 (Call 09/01/29)	252	228,093
6.25%, 03/15/33 (Call 12/15/32)	125	129,447
Eni USA Inc., 7.30%, 11/15/27	119	126,645
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	80	77,756
4.15%, 01/15/26 (Call 10/15/25)	310	303,855
4.38%, 04/15/30 (Call 01/15/30)	222	215,042
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	260	245,454
5.00%, 01/15/29 (Call 07/15/28)	107	103,532
5.70%, 04/01/28 (Call 03/01/28)	125	125,400
6.13%, 02/01/25 (Call 01/01/25)	142	142,182
7.00%, 02/01/30 (Call 11/01/29)	175	183,575
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	213	184,024
2.88%, 04/06/25 (Call 03/06/25)	130	126,216
3.00%, 04/06/27 (Call 02/06/27)	173	163,036
3.13%, 04/06/30 (Call 01/06/30)	365	332,583
3.63%, 09/10/28 (Call 06/10/28)	255	243,588
7.25%, 09/23/27	150	162,159
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	285	267,972
2.44%, 08/16/29 (Call 05/16/29)	379	334,853
2.61%, 10/15/30 (Call 07/15/30)	620	540,314
2.71%, 03/06/25 (Call 12/06/24)	445	432,065
2.99%, 03/19/25 (Call 02/19/25)	540	525,673
3.04%, 03/01/26 (Call 12/01/25)	505	485,899
3.29%, 03/19/27 (Call 01/19/27)	282	270,381
3.48%, 03/19/30 (Call 12/19/29)	562	520,383
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	160	130,015
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	397	386,889
7.13%, 03/15/33	60	67,986
7.30%, 08/15/31	165	186,341
7.88%, 10/01/29	110	123,942
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	110	99,106
5.88%, 04/01/26 (Call 01/01/26)	190	190,896
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	262	251,037
6.80%, 03/15/32	145	151,927
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	135	126,312
4.70%, 05/01/25 (Call 04/01/25)	421	416,094
5.13%, 12/15/26 (Call 09/15/26)	237	236,668
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	60	59,857
5.55%, 03/15/26 (Call 12/15/25)	115	114,842
5.88%, 09/01/25 (Call 06/01/25)	30	30,103
6.13%, 01/01/31 (Call 07/01/30)	370	374,105
6.38%, 09/01/28 (Call 03/01/28)	30	30,931
6.63%, 09/01/30 (Call 03/01/30)	350	362,006
7.50%, 05/01/31	470	510,697
Security	Par (000)	Value

Oil & Gas (continued)
7.88%, 09/15/31	$50	$55,304
8.88%, 07/15/30 (Call 01/15/30)	20	22,844
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	190	188,952
5.65%, 05/15/25	185	184,945
5.65%, 05/15/28 (Call 04/15/28)	140	139,653
6.25%, 07/15/33 (Call 04/15/33)	135	134,781
7.20%, 11/01/31	105	110,686
7.38%, 11/01/31	155	166,149
8.13%, 09/15/30	85	94,384
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	50	45,736
5.15%, 11/15/29 (Call 08/15/29)	25	23,163
7.15%, 10/01/33 (Call 07/01/33)	30	30,606
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	160	147,053
2.15%, 12/15/30 (Call 09/15/30)	190	154,757
3.85%, 04/09/25 (Call 03/09/25)	350	342,572
3.90%, 03/15/28 (Call 12/15/27)	170	161,165
5.30%, 06/30/33 (Call 03/30/33)	160	158,366
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	160	141,471
3.55%, 10/01/26 (Call 07/01/26)	115	109,834
3.61%, 02/15/25 (Call 11/15/24)	70	68,438
3.75%, 03/01/28 (Call 12/01/27)	170	160,205
4.95%, 12/01/27 (Call 11/01/27)	190	188,783
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	15	13,779
1.90%, 08/15/30 (Call 05/15/30)	295	242,080
2.15%, 01/15/31 (Call 10/15/30)	230	189,560
5.10%, 03/29/26	160	159,558
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	543	474,727
2.50%, 09/12/26	347	326,732
2.75%, 04/06/30 (Call 01/06/30)	435	386,202
2.88%, 05/10/26	452	431,468
3.25%, 05/11/25	528	514,308
3.88%, 11/13/28 (Call 08/23/28)	352	338,180
Suncor Energy Inc., 7.15%, 02/01/32	180	195,030
Tosco Corp., 8.13%, 02/15/30	60	68,543
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	272	264,096
2.83%, 01/10/30 (Call 10/10/29)	335	298,680
3.45%, 02/19/29 (Call 11/19/28)	480	450,311
TotalEnergies Capital SA, 3.88%, 10/11/28	367	352,971
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	60	53,661
2.80%, 12/01/31 (Call 09/01/31)	215	176,004
3.40%, 09/15/26 (Call 06/15/26)	20	18,987
4.00%, 04/01/29 (Call 01/01/29)	35	32,989
4.35%, 06/01/28 (Call 03/01/28)	36	34,659
7.50%, 04/15/32	270	302,676
		29,973,118
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	171	156,476
3.14%, 11/07/29 (Call 08/07/29)	165	147,723
3.34%, 12/15/27 (Call 09/15/27)	344	322,630
4.49%, 05/01/30 (Call 02/01/30)	100	96,579

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	$215	$188,452
3.80%, 11/15/25 (Call 08/15/25)	208	202,963
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	172	154,063
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	155	145,300
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	295	257,073
4.50%, 05/15/28 (Call 04/15/28)	80	79,148
4.85%, 05/15/33 (Call 02/15/33)	80	78,211
		1,828,618
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	160	152,968
4.50%, 05/15/28 (Call 02/15/28)	60	57,576
5.63%, 05/26/33 (Call 02/26/33)	115	114,966
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	202	167,993
2.69%, 05/25/31 (Call 02/25/31)	185	152,279
4.00%, 05/17/25 (Call 04/17/25)	395	385,450
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	43	36,695
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	372	341,339
1.65%, 01/15/27 (Call 12/15/26)	165	145,684
5.50%, 04/15/28 (Call 03/15/28)(d)	10	9,854
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	167	146,745
3.40%, 12/15/27 (Call 09/15/27)	130	121,601
5.70%, 12/01/33 (Call 09/01/33)	60	60,828
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/24)	115	110,072
2.25%, 02/01/27 (Call 01/01/27)	50	45,017
2.85%, 02/01/32 (Call 11/01/31)	130	106,189
3.13%, 05/01/30 (Call 02/01/30)	60	51,994
WestRock MWV LLC
7.95%, 02/15/31	5	5,650
8.20%, 01/15/30	44	49,973
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	115	94,572
3.38%, 09/15/27 (Call 06/15/27)	100	92,841
3.75%, 03/15/25 (Call 01/15/25)	218	212,283
3.90%, 06/01/28 (Call 03/01/28)	122	114,224
4.00%, 03/15/28 (Call 12/15/27)	200	188,216
4.20%, 06/01/32 (Call 03/01/32)	10	9,182
4.65%, 03/15/26 (Call 01/15/26)	209	204,882
4.90%, 03/15/29 (Call 12/15/28)	237	232,213
		3,411,286
Pharmaceuticals — 1.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	935	885,471
3.20%, 05/14/26 (Call 02/14/26)	655	628,259
3.20%, 11/21/29 (Call 08/21/29)	1,011	918,154
3.60%, 05/14/25 (Call 02/14/25)	1,030	1,005,462
3.80%, 03/15/25 (Call 12/15/24)	940	921,944
4.25%, 11/14/28 (Call 08/14/28)	513	498,494
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	330	301,653
1.75%, 05/28/28 (Call 03/28/28)	350	308,049
2.25%, 05/28/31 (Call 02/28/31)	240	199,830
4.88%, 03/03/28 (Call 02/03/28)	315	315,368
Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 03/03/33 (Call 12/03/32)	$185	$183,983
4.90%, 03/03/30 (Call 01/03/30)	180	180,513
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	160	145,613
1.38%, 08/06/30 (Call 05/06/30)	287	230,995
3.13%, 06/12/27 (Call 03/12/27)	229	216,895
3.38%, 11/16/25	487	471,942
4.00%, 01/17/29 (Call 10/17/28)	268	258,746
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	305	244,898
2.82%, 05/20/30 (Call 02/20/30)	233	201,451
3.70%, 06/06/27 (Call 03/06/27)	444	422,594
3.73%, 12/15/24 (Call 09/15/24)	106	103,927
4.30%, 08/22/32 (Call 05/22/32)	125	116,123
4.69%, 02/13/28 (Call 01/13/28)	215	211,894
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	335	310,110
1.13%, 11/13/27 (Call 09/13/27)	255	222,257
1.45%, 11/13/30 (Call 08/13/30)	295	234,330
2.95%, 03/15/32 (Call 12/15/31)	370	318,934
3.20%, 06/15/26 (Call 04/15/26)	234	225,164
3.25%, 02/27/27	85	81,313
3.40%, 07/26/29 (Call 04/26/29)	565	524,681
3.45%, 11/15/27 (Call 08/15/27)	90	85,741
3.90%, 02/20/28 (Call 11/20/27)	465	449,170
5.75%, 02/01/31 (Call 12/01/30)	245	255,129
5.90%, 11/15/33 (Call 08/15/33)	170	178,969
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	295	278,806
3.75%, 09/15/25 (Call 06/15/25)	230	222,996
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	315	264,254
2.80%, 05/15/30 (Call 02/15/30)	25	21,529
3.25%, 03/01/25 (Call 12/01/24)	307	298,730
3.45%, 12/15/27 (Call 09/15/27)	190	179,843
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	135	123,483
2.38%, 03/15/31 (Call 12/15/30)	350	286,945
2.40%, 03/15/30 (Call 12/15/29)	384	325,705
3.05%, 10/15/27 (Call 07/15/27)	140	129,676
3.25%, 04/15/25 (Call 01/15/25)	320	310,447
3.40%, 03/01/27 (Call 12/01/26)	350	332,376
4.13%, 11/15/25 (Call 09/15/25)	559	546,042
4.38%, 10/15/28 (Call 07/15/28)	800	772,349
4.50%, 02/25/26 (Call 11/27/25)	370	363,842
5.40%, 03/15/33 (Call 12/15/32)	155	154,765
5.69%, 03/15/26 (Call 03/15/24)	25	24,971
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	577	501,482
1.75%, 08/21/30 (Call 05/21/30)	195	155,758
1.88%, 02/28/31 (Call 11/28/30)	290	229,371
2.13%, 09/15/31 (Call 06/15/31)	310	245,913
2.88%, 06/01/26 (Call 03/01/26)	430	406,249
3.00%, 08/15/26 (Call 06/15/26)	190	179,245
3.25%, 08/15/29 (Call 05/15/29)	397	357,314
3.63%, 04/01/27 (Call 02/01/27)	245	233,018
3.75%, 04/01/30 (Call 01/01/30)	388	355,221
3.88%, 07/20/25 (Call 04/20/25)	300	292,600
4.10%, 03/25/25 (Call 01/25/25)	325	319,988
4.30%, 03/25/28 (Call 12/25/27)	1,125	1,088,810
5.00%, 02/20/26 (Call 01/20/26)	360	358,124

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 01/30/29 (Call 12/30/28)	$245	$243,707
5.13%, 02/21/30 (Call 12/21/29)	280	276,012
5.25%, 01/30/31 (Call 11/30/30)	210	208,804
5.25%, 02/21/33 (Call 11/21/32)	740	727,981
5.30%, 06/01/33 (Call 03/01/33)	290	285,607
6.25%, 06/01/27	90	93,636
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	90	87,171
3.10%, 05/15/27 (Call 02/15/27)	224	212,266
3.38%, 03/15/29 (Call 12/15/28)	295	278,482
4.70%, 02/27/33 (Call 11/27/32)	185	183,559
5.50%, 03/15/27	135	139,201
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	138	135,045
3.88%, 05/15/28	400	384,830
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	200	187,255
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	385	357,877
0.95%, 09/01/27 (Call 07/01/27)	570	500,548
1.30%, 09/01/30 (Call 06/01/30)	740	602,801
2.45%, 03/01/26 (Call 12/01/25)	502	477,483
2.63%, 01/15/25 (Call 11/15/24)	175	170,598
2.90%, 01/15/28 (Call 10/15/27)	352	331,292
2.95%, 03/03/27 (Call 12/03/26)	335	318,415
4.95%, 05/15/33(a)	210	219,037
6.95%, 09/01/29	35	39,225
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	105	96,299
1.30%, 08/15/26 (Call 07/15/26)	290	262,205
3.95%, 02/16/28 (Call 11/16/27)	184	177,021
5.10%, 07/15/33 (Call 04/15/33)	150	147,741
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	197	193,404
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	345	315,896
1.45%, 06/24/30 (Call 03/24/30)	255	206,057
1.70%, 06/10/27 (Call 05/10/27)	450	405,648
1.90%, 12/10/28 (Call 10/10/28)	335	293,016
2.15%, 12/10/31 (Call 09/10/31)	470	386,268
2.75%, 02/10/25 (Call 11/10/24)	440	428,038
3.40%, 03/07/29 (Call 12/07/28)	445	417,004
4.05%, 05/17/28 (Call 04/17/28)	135	131,939
4.30%, 05/17/30 (Call 03/17/30)	235	227,536
4.50%, 05/17/33 (Call 02/17/33)	115	111,281
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	70	73,543
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	245	231,185
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	190	182,706
2.00%, 02/14/27 (Call 12/14/26)	441	406,196
2.20%, 08/14/30 (Call 05/14/30)	265	226,345
3.00%, 11/20/25 (Call 08/20/25)	244	235,428
3.10%, 05/17/27 (Call 02/17/27)	373	353,969
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	415	389,828
1.70%, 05/28/30 (Call 02/28/30)	347	288,323
1.75%, 08/18/31 (Call 05/18/31)	240	191,689
2.63%, 04/01/30 (Call 01/01/30)	326	286,397
2.75%, 06/03/26	500	476,142
3.00%, 12/15/26	483	458,650
3.45%, 03/15/29 (Call 12/15/28)	587	553,348
Security	Par (000)	Value

Pharmaceuticals (continued)
3.60%, 09/15/28 (Call 06/15/28)	$315	$301,651
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	775	766,634
4.45%, 05/19/28 (Call 04/19/28)	840	824,847
4.65%, 05/19/30 (Call 03/19/30)	55	53,970
4.75%, 05/19/33 (Call 02/19/33)	1,125	1,093,949
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	800	794,696
Pharmacia LLC, 6.60%, 12/01/28	205	219,062
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	225	215,489
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	710	674,926
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	585	484,313
5.00%, 11/26/28 (Call 08/26/28)	492	488,256
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	514	489,974
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	250	234,467
2.30%, 06/22/27 (Call 04/22/27)	270	238,615
2.70%, 06/22/30 (Call 03/22/30)	340	275,849
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	145	120,075
3.00%, 09/12/27 (Call 06/15/27)	235	218,843
3.90%, 08/20/28 (Call 05/20/28)	203	193,399
4.50%, 11/13/25 (Call 08/13/25)	231	226,948
5.40%, 11/14/25 (Call 10/14/25)	45	44,958
5.60%, 11/16/32 (Call 08/16/32)	280	286,395
		44,079,158
Pipelines — 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	115	99,198
3.60%, 09/01/32 (Call 06/01/32)	159	135,069
4.45%, 07/15/27 (Call 04/15/27)	70	67,170
4.80%, 05/03/29 (Call 02/03/29)	155	148,325
4.95%, 12/15/24 (Call 09/15/24)	155	153,337
5.95%, 06/01/26 (Call 03/01/26)	365	366,761
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	380	346,308
5.13%, 06/30/27 (Call 01/01/27)	422	418,331
5.88%, 03/31/25 (Call 10/02/24)	399	399,009
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/24)	275	261,805
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	315	259,337
4.00%, 03/01/31 (Call 03/01/26)	325	286,250
4.50%, 10/01/29 (Call 10/01/24)	110	102,586
5.95%, 06/30/33 (Call 12/30/32)(d)	367	364,405
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	462	453,987
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	60	50,067
5.13%, 05/15/29 (Call 02/15/29)	315	308,794
5.38%, 07/15/25 (Call 04/15/25)	340	339,393
5.63%, 07/15/27 (Call 04/15/27)	145	146,320
8.13%, 08/16/30	105	118,981
Eastern Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)	101	98,734
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	184	160,313

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	$90	$90,318
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	140	126,513
2.50%, 01/15/25 (Call 12/15/24)	85	82,111
2.50%, 02/14/25	165	158,896
2.50%, 08/01/33 (Call 05/01/33)	250	195,228
3.13%, 11/15/29 (Call 08/15/29)	280	248,772
3.70%, 07/15/27 (Call 04/15/27)	200	190,229
4.25%, 12/01/26 (Call 09/01/26)	2	1,946
5.70%, 03/08/33 (Call 12/08/32)	540	540,167
5.90%, 11/15/26 (Call 10/15/26)	190	193,307
5.97%, 03/08/26 (Call 03/08/24)	40	39,923
6.00%, 11/15/28 (Call 10/15/28)	140	143,938
6.20%, 11/15/30 (Call 09/15/30)(a)	80	83,160
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	290	278,863
3.75%, 05/15/30 (Call 02/15/30)	310	278,361
3.90%, 07/15/26 (Call 04/15/26)	60	57,632
4.00%, 10/01/27 (Call 07/01/27)	170	160,648
4.05%, 03/15/25 (Call 12/15/24)	256	251,120
4.15%, 09/15/29 (Call 06/15/29)	130	120,545
4.20%, 04/15/27 (Call 01/15/27)	107	102,367
4.40%, 03/15/27 (Call 12/15/26)	197	189,527
4.75%, 01/15/26 (Call 10/15/25)	235	231,054
4.95%, 05/15/28 (Call 02/15/28)	67	65,286
4.95%, 06/15/28 (Call 03/15/28)	179	174,849
5.25%, 04/15/29 (Call 01/15/29)	381	374,568
5.50%, 06/01/27 (Call 03/01/27)	298	297,725
5.55%, 02/15/28 (Call 01/15/28)	235	236,025
5.75%, 02/15/33 (Call 11/15/32)	390	387,989
5.95%, 12/01/25 (Call 09/01/25)	99	99,321
6.05%, 12/01/26 (Call 11/01/26)	200	202,727
6.10%, 12/01/28 (Call 11/01/28)	85	87,036
6.40%, 12/01/30 (Call 10/01/30)	135	140,235
6.55%, 12/01/33 (Call 09/01/33)	60	62,831
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	315	276,602
3.13%, 07/31/29 (Call 04/30/29)	343	310,583
3.70%, 02/15/26 (Call 11/15/25)	210	204,203
3.75%, 02/15/25 (Call 11/15/24)	404	396,419
3.95%, 02/15/27 (Call 11/15/26)	215	208,438
4.15%, 10/16/28 (Call 07/16/28)	250	241,468
5.05%, 01/10/26	185	185,165
5.35%, 01/31/33 (Call 10/31/32)	370	373,578
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(b)	132	114,560
Series D, 6.88%, 03/01/33	140	156,507
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(b)	100	91,692
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	5	5,454
7.40%, 03/15/31	60	64,428
7.75%, 03/15/32	80	87,723
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	113,410
2.00%, 02/15/31 (Call 11/15/30)	202	160,616
4.30%, 06/01/25 (Call 03/01/25)	709	696,391
4.30%, 03/01/28 (Call 12/01/27)	330	317,878
4.80%, 02/01/33 (Call 11/01/32)	180	167,501
5.20%, 06/01/33 (Call 03/01/33)	350	335,309
Security	Par (000)	Value

Pipelines (continued)
7.75%, 01/15/32	$330	$367,040
7.80%, 08/01/31	70	77,410
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	185	162,746
5.00%, 03/01/26 (Call 12/01/25)	215	212,180
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	366	337,445
2.65%, 08/15/30 (Call 05/15/30)	480	401,367
4.00%, 02/15/25 (Call 11/15/24)	145	142,049
4.00%, 03/15/28 (Call 12/15/27)	310	292,819
4.13%, 03/01/27 (Call 12/01/26)	575	552,416
4.25%, 12/01/27 (Call 09/01/27)	45	43,150
4.80%, 02/15/29 (Call 11/15/28)	60	58,178
4.88%, 12/01/24 (Call 09/01/24)	319	315,810
4.88%, 06/01/25 (Call 03/01/25)	295	291,890
4.95%, 09/01/32 (Call 06/01/32)	297	281,196
5.00%, 03/01/33 (Call 12/01/32)	345	325,657
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	25	24,172
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	110	103,542
3.10%, 03/15/30 (Call 12/15/29)	185	160,554
3.40%, 09/01/29 (Call 06/01/29)	166	148,244
4.00%, 07/13/27 (Call 04/13/27)	126	119,923
4.35%, 03/15/29 (Call 12/15/28)	160	151,048
4.55%, 07/15/28 (Call 04/15/28)	135	129,775
4.90%, 03/15/25 (Call 12/15/24)	156	154,379
5.55%, 11/01/26 (Call 10/01/26)	210	211,599
5.65%, 11/01/28 (Call 10/01/28)	235	236,735
5.80%, 11/01/30 (Call 09/01/30)	200	201,355
5.85%, 01/15/26 (Call 12/15/25)	195	196,463
6.05%, 09/01/33 (Call 06/01/33)	265	269,728
6.10%, 11/15/32 (Call 08/15/32)	220	224,366
6.35%, 01/15/31 (Call 10/15/30)	115	118,852
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	265	236,657
3.80%, 09/15/30 (Call 06/15/30)	170	151,607
4.50%, 12/15/26 (Call 09/15/26)	221	215,038
4.65%, 10/15/25 (Call 07/15/25)	356	348,960
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	269	257,078
4.50%, 05/15/30 (Call 11/15/29)	452	426,808
5.00%, 03/15/27 (Call 09/15/26)	439	435,119
5.63%, 03/01/25 (Call 12/01/24)	520	519,551
5.88%, 06/30/26 (Call 12/31/25)	420	424,040
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	161	152,277
3.50%, 03/15/25 (Call 12/15/24)	205	199,223
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	290	252,288
4.20%, 02/01/33 (Call 12/01/32)	120	105,932
4.88%, 02/01/31 (Call 02/01/26)	280	260,675
5.00%, 01/15/28 (Call 01/15/24)	205	199,020
5.20%, 07/01/27 (Call 06/01/27)	273	271,106
5.50%, 03/01/30 (Call 03/01/25)	305	294,991
6.13%, 03/15/33 (Call 12/15/32)	185	188,208
6.15%, 03/01/29 (Call 02/01/29)	85	86,877
6.50%, 07/15/27 (Call 07/15/24)	255	257,756
6.50%, 03/30/34 (Call 12/30/33)	125	130,654
6.88%, 01/15/29 (Call 01/15/24)	130	132,198

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	$180	$170,378
4.38%, 03/13/25 (Call 12/13/24)	185	181,677
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27 (Call 03/15/24)	35	36,425
7.00%, 10/15/28	95	100,011
Texas Eastern Transmission LP, 7.00%, 07/15/32	115	124,974
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	333	267,956
4.10%, 04/15/30 (Call 01/15/30)	315	290,218
4.25%, 05/15/28 (Call 02/15/28)	343	326,807
4.88%, 01/15/26 (Call 10/15/25)	195	192,430
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	200	176,604
4.00%, 03/15/28 (Call 12/15/27)	130	123,153
7.85%, 02/01/26 (Call 11/01/25)	430	447,996
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	50	48,098
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	260	252,016
3.95%, 06/01/25 (Call 03/01/25)	55	53,406
4.05%, 02/01/30 (Call 11/01/29)	385	349,271
4.50%, 03/01/28 (Call 12/01/27)	45	42,805
4.65%, 07/01/26 (Call 04/01/26)	105	102,116
4.75%, 08/15/28 (Call 05/15/28)	60	57,655
6.15%, 04/01/33 (Call 01/01/33)	45	45,352
6.35%, 01/15/29 (Call 12/15/28)	25	25,686
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	379	312,436
3.50%, 11/15/30 (Call 08/15/30)	367	326,231
3.75%, 06/15/27 (Call 03/15/27)	359	340,345
3.90%, 01/15/25 (Call 10/15/24)	283	277,208
4.00%, 09/15/25 (Call 06/15/25)	240	233,722
4.65%, 08/15/32 (Call 05/15/32)	375	351,790
5.30%, 08/15/28 (Call 07/15/28)	215	214,758
5.40%, 03/02/26	155	154,943
5.65%, 03/15/33 (Call 12/15/32)	210	210,822
8.75%, 03/15/32	30	35,114
Series A, 7.50%, 01/15/31	125	136,280
		33,352,456
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	180	176,574
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	149	119,224
4.88%, 03/01/26 (Call 12/01/25)	330	323,152
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	80	60,089
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	25	25,627
		704,666
Real Estate Investment Trusts — 1.6%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	55	46,572
2.60%, 06/15/33 (Call 03/15/33)	20	15,141
2.90%, 10/01/30 (Call 07/01/30)	171	142,056
4.80%, 10/01/32 (Call 07/01/32)	20	18,179
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	200	146,919
2.00%, 05/18/32 (Call 02/18/32)	195	147,218
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 12/15/29 (Call 09/15/29)	$100	$84,789
3.38%, 08/15/31 (Call 05/15/31)	230	198,310
3.45%, 04/30/25 (Call 02/28/25)	215	208,634
3.80%, 04/15/26 (Call 02/15/26)	204	196,276
3.95%, 01/15/27 (Call 10/15/26)	155	147,590
3.95%, 01/15/28 (Call 10/15/27)	145	136,189
4.30%, 01/15/26 (Call 10/15/25)	50	48,635
4.50%, 07/30/29 (Call 04/30/29)	85	80,243
4.70%, 07/01/30 (Call 04/01/30)	130	121,658
4.90%, 12/15/30 (Call 09/15/30)	264	253,008
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	125	95,721
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	95	74,434
3.63%, 04/15/32 (Call 01/15/32)	54	46,324
4.25%, 02/15/28 (Call 11/15/27)	185	175,203
4.90%, 02/15/29 (Call 11/15/28)	90	86,515
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	245	226,717
1.45%, 09/15/26 (Call 08/15/26)	195	174,665
1.50%, 01/31/28 (Call 11/30/27)	120	102,295
1.60%, 04/15/26 (Call 03/15/26)	190	173,319
1.88%, 10/15/30 (Call 07/15/30)	257	201,938
2.10%, 06/15/30 (Call 03/15/30)	160	129,241
2.30%, 09/15/31 (Call 06/15/31)	172	136,393
2.40%, 03/15/25 (Call 02/15/25)	185	177,425
2.70%, 04/15/31 (Call 01/15/31)	195	160,581
2.75%, 01/15/27 (Call 11/15/26)	220	202,584
2.90%, 01/15/30 (Call 10/15/29)	183	157,382
2.95%, 01/15/25 (Call 12/15/24)	222	214,904
3.13%, 01/15/27 (Call 10/15/26)	238	221,218
3.38%, 10/15/26 (Call 07/15/26)	286	269,943
3.55%, 07/15/27 (Call 04/15/27)	470	441,738
3.60%, 01/15/28 (Call 10/15/27)	185	172,149
3.65%, 03/15/27 (Call 02/15/27)	130	122,650
3.80%, 08/15/29 (Call 05/15/29)	294	269,862
3.95%, 03/15/29 (Call 12/15/28)	164	152,086
4.00%, 06/01/25 (Call 03/01/25)	170	165,697
4.05%, 03/15/32 (Call 12/15/31)	205	183,473
4.40%, 02/15/26 (Call 11/15/25)	191	186,506
5.25%, 07/15/28 (Call 06/15/28)	210	208,350
5.50%, 03/15/28 (Call 02/15/28)	200	199,961
5.55%, 07/15/33 (Call 04/15/33)	125	123,671
5.65%, 03/15/33 (Call 12/15/32)	190	189,417
5.80%, 11/15/28 (Call 10/15/28)	210	212,855
5.90%, 11/15/33 (Call 08/15/33)	225	228,842
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	265	228,304
2.05%, 01/15/32 (Call 10/15/31)	165	132,364
2.30%, 03/01/30 (Call 12/01/29)	170	142,859
2.45%, 01/15/31 (Call 10/15/30)	160	132,374
2.90%, 10/15/26 (Call 07/15/26)	20	18,816
2.95%, 05/11/26 (Call 02/11/26)	80	75,771
3.20%, 01/15/28 (Call 10/15/27)	5	4,641
3.30%, 06/01/29 (Call 03/01/29)	130	117,450
3.35%, 05/15/27 (Call 02/15/27)	207	194,913
3.45%, 06/01/25 (Call 03/03/25)	196	190,461
3.50%, 11/15/25 (Call 08/15/25)	91	87,526
5.00%, 02/15/33 (Call 11/15/32)	55	53,722
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	215	150,797

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.55%, 04/01/32 (Call 01/01/32)	$250	$186,343
2.75%, 10/01/26 (Call 07/01/26)	467	423,172
2.90%, 03/15/30 (Call 12/15/29)	207	166,103
3.20%, 01/15/25 (Call 10/15/24)	266	256,811
3.25%, 01/30/31 (Call 10/30/30)	165	133,769
3.40%, 06/21/29 (Call 03/21/29)	270	230,406
3.65%, 02/01/26 (Call 11/03/25)	195	184,444
4.50%, 12/01/28 (Call 09/01/28)	155	142,505
6.75%, 12/01/27 (Call 11/01/27)	105	106,760
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	55	47,444
2.50%, 08/16/31 (Call 05/16/31)	150	118,455
3.85%, 02/01/25 (Call 11/01/24)	105	102,114
3.90%, 03/15/27 (Call 12/15/26)	175	164,051
4.05%, 07/01/30 (Call 04/01/30)	75	67,377
4.13%, 06/15/26 (Call 03/15/26)	215	205,580
4.13%, 05/15/29 (Call 02/15/29)	180	164,678
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	130	95,626
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	245	211,249
3.15%, 07/01/29 (Call 04/01/29)	50	44,910
4.10%, 10/15/28 (Call 07/15/28)	153	145,318
5.85%, 11/03/26 (Call 10/03/26)	70	71,139
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	155	123,410
2.25%, 03/15/26 (Call 02/15/26)	145	133,134
2.75%, 04/15/31 (Call 01/15/31)	45	34,514
Crown Castle Inc.
4.80%, 09/01/28 (Call 08/01/28)	130	125,708
5.00%, 01/11/28 (Call 12/11/27)	185	180,631
5.10%, 05/01/33 (Call 02/01/33)	190	181,839
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	263	233,856
1.35%, 07/15/25 (Call 06/15/25)	190	177,292
2.10%, 04/01/31 (Call 01/01/31)	250	196,504
2.25%, 01/15/31 (Call 10/15/30)	300	239,731
2.50%, 07/15/31 (Call 04/15/31)	196	157,579
2.90%, 03/15/27 (Call 02/15/27)	285	261,931
3.10%, 11/15/29 (Call 08/15/29)	165	143,363
3.30%, 07/01/30 (Call 04/01/30)	175	151,822
3.65%, 09/01/27 (Call 06/01/27)	533	498,033
3.70%, 06/15/26 (Call 03/15/26)	258	246,394
3.80%, 02/15/28 (Call 11/15/27)	264	245,854
4.00%, 03/01/27 (Call 12/01/26)	169	160,707
4.30%, 02/15/29 (Call 11/15/28)	195	182,834
4.45%, 02/15/26 (Call 11/15/25)	419	408,671
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	40	30,991
2.25%, 12/15/28 (Call 10/15/28)	155	132,651
2.50%, 02/15/32 (Call 11/15/31)	60	47,189
3.00%, 02/15/30 (Call 11/15/29)	105	89,393
3.13%, 09/01/26 (Call 06/01/26)	190	177,697
4.00%, 11/15/25 (Call 08/15/25)	130	125,657
4.38%, 02/15/29 (Call 11/15/28)	140	131,571
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	311	280,811
3.70%, 08/15/27 (Call 05/15/27)	266	250,795
4.45%, 07/15/28 (Call 04/15/28)	206	196,544
5.55%, 01/15/28 (Call 12/15/27)	287	286,702
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	$100	$77,563
3.75%, 08/15/29 (Call 05/15/29)	100	83,706
4.50%, 04/01/25 (Call 01/01/25)	100	97,068
4.50%, 06/01/27 (Call 03/01/27)	100	91,718
4.75%, 12/15/26 (Call 09/15/26)	100	94,206
4.95%, 04/15/28 (Call 01/15/28)	100	91,425
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	170	156,874
1.25%, 07/15/25 (Call 06/15/25)	135	125,786
1.45%, 05/15/26 (Call 04/15/26)	200	182,100
1.55%, 03/15/28 (Call 01/15/28)	135	115,403
1.80%, 07/15/27 (Call 05/15/27)	130	114,870
2.00%, 05/15/28 (Call 03/15/28)	160	138,986
2.15%, 07/15/30 (Call 04/15/30)	205	166,689
2.50%, 05/15/31 (Call 02/15/31)	190	154,591
2.90%, 11/18/26 (Call 09/18/26)	121	112,995
3.20%, 11/18/29 (Call 08/18/29)	328	289,912
3.90%, 04/15/32 (Call 01/15/32)	394	349,411
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	110	86,420
2.50%, 02/15/30 (Call 11/15/29)	170	145,070
2.85%, 11/01/26 (Call 08/01/26)	163	152,587
3.00%, 07/01/29 (Call 04/01/29)	148	132,067
3.25%, 08/01/27 (Call 05/01/27)	155	144,348
3.38%, 06/01/25 (Call 03/01/25)	215	208,253
3.50%, 03/01/28 (Call 12/01/27)	70	65,575
4.15%, 12/01/28 (Call 09/01/28)	114	108,567
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	109	82,877
1.70%, 03/01/28 (Call 01/01/28)	40	34,131
2.55%, 06/15/31 (Call 03/15/31)	175	140,105
2.65%, 03/15/32 (Call 12/15/31)(a)	25	19,932
3.00%, 01/15/30 (Call 10/15/29)	90	77,175
3.38%, 04/15/26 (Call 01/15/26)	200	190,701
3.50%, 04/01/25 (Call 01/01/25)	190	184,197
3.63%, 05/01/27 (Call 02/01/27)	55	51,592
4.00%, 03/01/29 (Call 12/01/28)	175	162,418
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	95	75,673
2.35%, 03/15/32 (Call 12/15/31)	110	85,299
2.40%, 10/15/31 (Call 07/15/31)	105	82,701
2.55%, 06/01/31 (Call 03/01/31)	165	131,774
3.50%, 07/01/26 (Call 04/01/26)	220	208,761
3.88%, 12/15/27 (Call 09/15/27)	50	46,829
3.90%, 04/01/29 (Call 02/01/29)	80	73,456
4.00%, 06/15/29 (Call 03/15/29)	170	156,404
5.50%, 07/01/30 (Call 05/01/30)	100	98,537
5.70%, 04/01/28 (Call 03/01/28)	55	55,170
5.90%, 01/15/31 (Call 11/15/30)	55	55,154
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	140	127,519
3.20%, 06/15/29 (Call 03/15/29)	90	79,095
3.25%, 07/15/27 (Call 04/15/27)	125	115,390
3.50%, 06/01/30 (Call 03/01/30)	95	82,951
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	75	74,285
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	240	192,912
4.00%, 01/15/30 (Call 10/17/29)	157	137,796
4.00%, 01/15/31 (Call 10/15/30)	180	153,888

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 06/01/25 (Call 03/01/25)	$149	$146,508
5.30%, 01/15/29 (Call 10/15/28)	167	159,622
5.38%, 04/15/26 (Call 01/15/26)	195	190,916
5.75%, 06/01/28 (Call 03/03/28)	151	148,994
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	172	133,045
3.50%, 08/01/26 (Call 05/01/26)	205	193,149
3.75%, 07/01/27 (Call 04/01/27)	194	180,828
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	220	186,905
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	10	8,790
2.13%, 12/01/28 (Call 10/01/28)	215	183,652
2.88%, 01/15/31 (Call 10/15/30)	40	33,042
3.00%, 01/15/30 (Call 10/15/29)	200	171,663
3.25%, 07/15/26 (Call 05/15/26)	155	147,025
3.40%, 02/01/25 (Call 11/01/24)	22	21,383
3.50%, 07/15/29 (Call 04/15/29)	115	103,195
4.00%, 06/01/25 (Call 03/01/25)	108	105,198
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	235	227,285
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	75	55,571
3.05%, 02/15/30 (Call 11/15/29)	105	82,816
3.88%, 03/01/27 (Call 12/01/26)	30	27,122
4.13%, 03/15/28 (Call 12/15/27)	40	35,891
4.20%, 04/15/29 (Call 01/15/29)	145	126,218
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	180	174,172
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	58,171
Series H, 3.38%, 12/15/29 (Call 09/16/29)	190	163,033
Series I, 3.50%, 09/15/30 (Call 06/15/30)	205	175,109
Series J, 2.90%, 12/15/31 (Call 09/15/31)	85	67,788
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	105	69,889
3.95%, 11/01/27 (Call 08/01/27)	55	43,255
4.65%, 04/01/29 (Call 01/01/29)	100	75,274
5.95%, 02/15/28 (Call 01/15/28)	20	16,933
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	205	155,283
2.30%, 11/15/28 (Call 09/15/28)	280	239,308
4.15%, 04/15/32 (Call 01/15/32)	170	149,100
5.45%, 08/15/30 (Call 06/15/30)	320	309,453
5.50%, 08/15/33 (Call 05/15/33)	15	14,329
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	80	56,125
2.65%, 11/15/33 (Call 08/15/33)	100	69,432
3.05%, 02/15/30 (Call 11/15/29)	140	112,419
3.45%, 12/15/24 (Call 09/15/24)	90	87,097
4.25%, 08/15/29 (Call 05/15/29)	135	117,428
4.38%, 10/01/25 (Call 07/01/25)	270	258,323
4.75%, 12/15/28 (Call 09/15/28)	15	13,576
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	125	106,956
2.25%, 12/01/31 (Call 09/01/31)	120	93,128
2.70%, 10/01/30 (Call 07/01/30)	85	70,580
2.80%, 10/01/26 (Call 07/01/26)	296	275,185
3.20%, 04/01/32 (Call 01/01/32)	50	41,581
3.30%, 02/01/25 (Call 12/01/24)	185	179,615
3.80%, 04/01/27 (Call 01/01/27)	105	99,200
4.60%, 02/01/33 (Call 11/01/32)	160	146,588
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty OP LLC, 6.40%, 03/01/34 (Call 12/01/33)	$50	$51,916
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	15	13,985
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	30	28,904
4.75%, 09/15/30 (Call 06/15/30)	70	63,787
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	100	76,424
2.70%, 09/15/30 (Call 06/15/30)	61	48,791
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	165	147,617
1.70%, 02/15/31 (Call 11/15/30)	115	89,924
2.75%, 03/15/30 (Call 12/15/29)	15	12,798
3.60%, 06/01/27 (Call 03/01/27)	188	178,660
3.95%, 03/15/29 (Call 12/15/28)	265	249,593
4.00%, 11/15/25 (Call 08/15/25)	95	92,585
4.20%, 06/15/28 (Call 03/15/28)	50	47,806
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	125	95,010
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	40	33,131
3.50%, 10/15/27 (Call 07/15/27)	195	180,296
3.60%, 12/15/26 (Call 09/15/26)	15	14,124
4.00%, 11/15/25 (Call 08/15/25)	55	53,260
4.30%, 10/15/28 (Call 07/15/28)	177	166,874
5.60%, 10/15/33 (Call 07/15/33)	130	127,176
Oaktree Specialty Lending Corp., 7.10%, 02/15/29 (Call 01/15/29)	100	99,935
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	145	110,724
3.38%, 02/01/31 (Call 11/01/30)	55	44,674
3.63%, 10/01/29 (Call 07/01/29)	125	106,551
4.50%, 01/15/25 (Call 10/15/24)	115	112,449
4.50%, 04/01/27 (Call 01/01/27)	190	178,388
4.75%, 01/15/28 (Call 10/15/27)	84	78,486
5.25%, 01/15/26 (Call 10/15/25)	95	92,579
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	95	72,967
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	130	102,741
3.95%, 01/15/28 (Call 10/15/27)	65	60,450
4.30%, 03/15/27 (Call 12/15/26)	110	105,274
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	55	36,489
3.15%, 08/15/30 (Call 05/15/30)	89	64,418
9.25%, 07/20/28 (Call 06/20/28)	15	15,339
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	275	212,219
1.63%, 03/15/31 (Call 12/15/30)	100	77,558
1.75%, 07/01/30 (Call 04/01/30)	35	27,993
1.75%, 02/01/31 (Call 11/01/30)	150	118,510
2.13%, 04/15/27 (Call 02/15/27)	186	168,722
2.25%, 04/15/30 (Call 01/15/30)	290	242,361
2.25%, 01/15/32 (Call 10/15/31)	185	147,956
2.88%, 11/15/29 (Call 08/15/29)	135	118,285
3.25%, 06/30/26 (Call 03/30/26)	35	33,466
3.25%, 10/01/26 (Call 07/01/26)	57	54,205
3.38%, 12/15/27 (Call 09/15/27)	180	167,977
3.88%, 09/15/28 (Call 06/15/28)	139	131,302
4.00%, 09/15/28 (Call 06/15/28)	140	133,241

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 02/01/29 (Call 11/01/28)	$59	$56,554
4.63%, 01/15/33 (Call 10/15/32)	20	19,012
4.75%, 06/15/33 (Call 03/15/33)	100	95,477
4.88%, 06/15/28 (Call 05/15/28)	100	99,066
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	190	173,157
1.50%, 11/09/26 (Call 10/09/26)	202	183,376
1.85%, 05/01/28 (Call 03/01/28)	177	154,234
1.95%, 11/09/28 (Call 09/09/28)	185	159,924
2.25%, 11/09/31 (Call 08/09/31)	145	117,107
2.30%, 05/01/31 (Call 02/01/31)	160	131,405
3.09%, 09/15/27 (Call 06/15/27)	90	84,212
3.39%, 05/01/29 (Call 02/01/29)	166	152,688
5.10%, 08/01/33 (Call 05/01/33)	110	108,115
5.13%, 01/15/29 (Call 12/15/28)	120	120,907
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	141	113,171
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	135	121,437
1.80%, 03/15/33 (Call 12/15/32)	10	7,316
2.20%, 06/15/28 (Call 04/15/28)	85	74,197
2.85%, 12/15/32 (Call 09/15/32)	35	28,403
3.00%, 01/15/27 (Call 10/15/26)	245	228,470
3.10%, 12/15/29 (Call 09/15/29)	210	184,657
3.25%, 06/15/29 (Call 03/15/29)	40	35,871
3.25%, 01/15/31 (Call 10/15/30)	409	354,949
3.40%, 01/15/28 (Call 11/15/27)	75	69,691
3.65%, 01/15/28 (Call 10/15/27)	225	211,040
3.88%, 04/15/25 (Call 02/15/25)	135	132,048
3.95%, 08/15/27 (Call 05/15/27)	155	147,616
4.13%, 10/15/26 (Call 07/15/26)	15	14,526
4.63%, 11/01/25 (Call 09/01/25)	125	123,065
4.70%, 12/15/28 (Call 11/15/28)	100	97,445
4.85%, 03/15/30 (Call 01/15/30)	100	96,848
4.88%, 06/01/26 (Call 03/01/26)	135	133,535
4.90%, 07/15/33 (Call 04/15/33)	150	142,617
5.05%, 01/13/26 (Call 01/13/24)	30	29,822
5.63%, 10/13/32 (Call 07/13/32)	254	256,074
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	105	91,511
3.60%, 02/01/27 (Call 11/01/26)	161	152,293
3.70%, 06/15/30 (Call 03/15/30)	80	71,439
4.13%, 03/15/28 (Call 12/15/27)	20	18,776
Retail Opportunity Investments Partnership LP,
6.75%, 10/15/28 (Call 09/15/28)	20	20,064
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	20	15,623
2.15%, 09/01/31 (Call 06/01/31)	140	107,046
5.00%, 06/15/28 (Call 05/15/28)	75	73,190
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	200	156,478
3.90%, 10/15/29 (Call 07/15/29)	85	73,684
5.13%, 08/15/26 (Call 05/15/26)	230	222,534
Safehold GL Holdings LLC, 2.80%, 06/15/31 (Call 03/15/31)	130	101,401
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	105	93,092
1.75%, 02/01/28 (Call 11/01/27)	160	139,280
2.20%, 02/01/31 (Call 11/01/30)	200	160,025
2.25%, 01/15/32 (Call 10/15/31)	265	207,546
2.45%, 09/13/29 (Call 06/13/29)	250	213,911
2.65%, 07/15/30 (Call 04/15/30)	150	126,875
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.65%, 02/01/32 (Call 11/01/31)	$125	$101,725
3.25%, 11/30/26 (Call 08/30/26)	275	259,679
3.30%, 01/15/26 (Call 10/15/25)	371	355,310
3.38%, 06/15/27 (Call 03/15/27)	195	182,824
3.38%, 12/01/27 (Call 09/01/27)	327	304,392
3.50%, 09/01/25 (Call 06/01/25)	150	144,831
5.50%, 03/08/33 (Call 12/08/32)	245	242,638
6.25%, 01/15/34 (Call 10/15/33)	35	36,257
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	110	106,221
4.25%, 02/01/26 (Call 11/01/25)	80	77,130
4.70%, 06/01/27 (Call 03/01/27)	130	125,420
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)	10	10,058
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	125	108,670
2.70%, 02/15/32 (Call 11/15/31)	20	15,980
3.20%, 01/15/27 (Call 11/15/26)	3	2,794
3.20%, 02/15/31 (Call 11/15/30)	50	42,481
3.40%, 01/15/30 (Call 10/15/29)	155	136,161
4.00%, 07/15/29 (Call 04/15/29)	75	68,970
4.45%, 09/15/26 (Call 06/15/26)	156	151,122
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	130	92,829
2.75%, 11/18/30 (Call 08/18/30)	70	51,585
4.50%, 03/15/28 (Call 12/15/27)	110	98,036
4.63%, 03/15/29 (Call 12/15/28)	80	69,768
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	150	127,834
2.70%, 07/15/31 (Call 04/15/31)	180	142,666
4.20%, 04/15/32 (Call 01/15/32)	140	122,501
5.70%, 01/15/33 (Call 10/15/32)	100	97,345
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	130	99,561
3.13%, 09/01/26 (Call 06/01/26)	204	188,091
3.88%, 07/15/27 (Call 04/15/27)	10	9,047
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	15	10,863
2.10%, 08/01/32 (Call 05/01/32)	100	74,523
2.10%, 06/15/33 (Call 03/15/33)	10	7,336
2.95%, 09/01/26 (Call 06/01/26)	69	64,489
3.00%, 08/15/31 (Call 05/15/31)	95	80,169
3.20%, 01/15/30 (Call 10/15/29)	135	118,612
3.50%, 07/01/27 (Call 04/01/27)	170	159,141
3.50%, 01/15/28 (Call 10/15/27)	105	96,980
4.40%, 01/26/29 (Call 10/26/28)	90	84,977
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	135	106,630
2.65%, 01/15/25 (Call 12/15/24)	80	76,925
3.00%, 01/15/30 (Call 10/15/29)	185	157,471
3.25%, 10/15/26 (Call 07/15/26)	110	102,804
3.50%, 02/01/25 (Call 11/01/24)	152	147,519
3.85%, 04/01/27 (Call 01/01/27)	100	94,274
4.00%, 03/01/28 (Call 12/01/27)	90	83,983
4.13%, 01/15/26 (Call 10/15/25)	65	62,797
4.40%, 01/15/29 (Call 10/15/28)	236	221,606
4.75%, 11/15/30 (Call 08/15/30)	140	130,737
VICI Properties LP
4.38%, 05/15/25	165	160,732
4.75%, 02/15/28 (Call 01/15/28)	355	336,645
4.95%, 02/15/30 (Call 12/15/29)	255	237,108

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.13%, 05/15/32 (Call 02/15/32)	$360	$331,333
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	10	8,664
3.40%, 06/01/31 (Call 03/01/31)	100	72,140
3.50%, 01/15/25 (Call 11/15/24)	105	100,632
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	165	133,662
3.85%, 06/15/32 (Call 03/15/32)	60	52,995
4.00%, 06/01/25 (Call 03/01/25)	381	371,416
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	105	89,060
2.70%, 02/15/27 (Call 12/15/26)	350	323,168
2.75%, 01/15/31 (Call 10/15/30)	110	91,379
2.80%, 06/01/31 (Call 03/01/31)	325	270,755
3.10%, 01/15/30 (Call 10/15/29)	223	193,527
4.13%, 03/15/29 (Call 09/15/28)	265	248,753
4.25%, 04/01/26 (Call 01/01/26)	205	199,391
4.25%, 04/15/28 (Call 01/15/28)	230	219,511
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	10	8,503
4.00%, 11/15/29 (Call 08/15/29)	295	272,246
4.00%, 04/15/30 (Call 01/15/30)	232	213,847
4.75%, 05/15/26	140	137,921
6.95%, 10/01/27	10	10,535
7.38%, 03/15/32	155	171,820
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	35	28,270
2.45%, 02/01/32 (Call 11/01/31)	85	65,801
3.85%, 07/15/29 (Call 04/15/29)	100	90,449
4.00%, 02/01/25 (Call 12/01/24)	145	141,925
4.25%, 10/01/26 (Call 07/01/26)	110	106,029
		52,210,295
Retail — 0.9%
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	55	45,594
2.40%, 08/01/31 (Call 05/01/31)	117	89,085
3.80%, 11/15/27 (Call 08/15/27)	80	73,268
3.85%, 03/01/32 (Call 12/01/31)	185	156,154
4.50%, 10/01/25 (Call 07/01/25)	80	77,928
4.75%, 06/01/30 (Call 03/01/30)	132	122,543
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	45	35,143
3.13%, 04/21/26 (Call 01/21/26)	155	147,246
3.25%, 04/15/25 (Call 01/15/25)	125	121,221
3.63%, 04/15/25 (Call 03/15/25)	182	177,514
3.75%, 06/01/27 (Call 03/01/27)	140	133,966
3.75%, 04/18/29 (Call 01/18/29)	84	77,517
4.00%, 04/15/30 (Call 01/15/30)	130	120,311
4.50%, 02/01/28 (Call 01/01/28)	155	151,146
4.75%, 08/01/32 (Call 05/01/32)	155	146,823
4.75%, 02/01/33 (Call 11/01/32)	165	155,448
5.05%, 07/15/26	115	114,350
5.20%, 08/01/33 (Call 05/01/33)	90	87,004
6.25%, 11/01/28 (Call 10/01/28)	110	114,408
6.55%, 11/01/33 (Call 08/01/33)	75	79,972
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	150	120,277
4.45%, 10/01/28 (Call 07/01/28)	165	160,291
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	390	347,045
1.60%, 04/20/30 (Call 01/20/30)	172	143,176
Security	Par (000)	Value

Retail (continued)
1.75%, 04/20/32 (Call 01/20/32)	$370	$295,177
3.00%, 05/18/27 (Call 02/18/27)	320	302,745
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	219	209,149
6.30%, 10/10/33 (Call 07/10/33)	125	128,666
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	190	154,378
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	254	226,750
3.88%, 04/15/27 (Call 01/15/27)	468	446,932
4.13%, 05/01/28 (Call 02/01/28)	155	147,946
4.15%, 11/01/25 (Call 08/01/25)	151	147,216
4.63%, 11/01/27 (Call 10/01/27)	195	190,762
5.00%, 11/01/32 (Call 08/01/32)(a)	250	238,023
5.20%, 07/05/28 (Call 06/05/28)(a)	95	94,209
5.45%, 07/05/33 (Call 04/05/33)(a)	145	141,460
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	140	114,083
4.00%, 05/15/25 (Call 03/15/25)	281	273,774
4.20%, 05/15/28 (Call 02/15/28)	430	408,858
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/24)	177	169,333
1.88%, 11/01/30 (Call 08/01/30)	55	42,595
2.75%, 02/01/32 (Call 11/01/31)	70	55,788
6.50%, 11/01/28 (Call 10/01/28)	85	88,113
6.88%, 11/01/33 (Call 08/01/33)	75	79,671
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	180	153,703
1.38%, 03/15/31 (Call 12/15/30)	295	232,165
1.50%, 09/15/28 (Call 07/15/28)	270	233,007
1.88%, 09/15/31 (Call 06/15/31)	170	136,903
2.13%, 09/15/26 (Call 06/15/26)	223	207,563
2.50%, 04/15/27 (Call 02/15/27)	300	278,770
2.70%, 04/15/25 (Call 04/15/24)	85	82,378
2.70%, 04/15/30 (Call 01/15/30)	407	358,728
2.80%, 09/14/27 (Call 06/14/27)	408	380,579
2.88%, 04/15/27 (Call 03/15/27)	170	159,801
2.95%, 06/15/29 (Call 03/15/29)	418	382,540
3.00%, 04/01/26 (Call 01/01/26)	306	293,654
3.25%, 04/15/32 (Call 01/15/32)	515	457,354
3.35%, 09/15/25 (Call 06/15/25)	296	288,315
3.90%, 12/06/28 (Call 09/06/28)	272	261,661
4.00%, 09/15/25 (Call 08/15/25)	275	270,486
4.50%, 09/15/32 (Call 06/15/32)	255	249,703
4.90%, 04/15/29 (Call 03/15/29)	125	125,242
4.95%, 09/30/26 (Call 08/30/26)	125	125,255
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	280	240,373
1.70%, 09/15/28 (Call 07/15/28)	270	232,527
1.70%, 10/15/30 (Call 07/15/30)	265	211,459
2.50%, 04/15/26 (Call 01/15/26)	393	369,969
2.63%, 04/01/31 (Call 01/01/31)	405	340,292
3.10%, 05/03/27 (Call 02/03/27)	634	597,023
3.35%, 04/01/27 (Call 03/01/27)	225	213,501
3.38%, 09/15/25 (Call 06/15/25)	246	237,664
3.65%, 04/05/29 (Call 01/05/29)	370	345,761
3.75%, 04/01/32 (Call 01/01/32)	515	460,905
4.00%, 04/15/25 (Call 03/15/25)	210	205,928
4.40%, 09/08/25	180	177,453
4.50%, 04/15/30 (Call 01/15/30)	323	311,551
4.80%, 04/01/26 (Call 03/01/26)	250	248,029

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.00%, 04/15/33 (Call 01/15/33)(a)	$65	$63,598
5.15%, 07/01/33 (Call 04/01/33)	160	157,184
6.50%, 03/15/29	135	143,259
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	180	168,710
2.13%, 03/01/30 (Call 12/01/29)	92	78,141
2.63%, 09/01/29 (Call 06/01/29)	279	248,406
3.30%, 07/01/25 (Call 06/15/25)	314	304,796
3.38%, 05/26/25 (Call 02/26/25)	160	155,791
3.50%, 03/01/27 (Call 12/01/26)	331	316,997
3.50%, 07/01/27 (Call 05/01/27)	240	228,508
3.60%, 07/01/30 (Call 04/01/30)	297	274,087
3.70%, 01/30/26 (Call 10/30/25)	511	496,650
3.80%, 04/01/28 (Call 01/01/28)	340	325,254
4.60%, 09/09/32 (Call 06/09/32)(a)	160	156,447
4.80%, 08/14/28 (Call 07/14/28)	115	114,681
4.95%, 08/14/33 (Call 05/14/33)	190	188,331
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	80	62,749
3.55%, 03/15/26 (Call 12/15/25)	187	180,044
3.60%, 09/01/27 (Call 06/01/27)	152	144,227
3.90%, 06/01/29 (Call 03/01/29)	179	168,052
4.20%, 04/01/30 (Call 01/01/30)	90	84,382
4.35%, 06/01/28 (Call 03/01/28)	135	131,287
4.70%, 06/15/32 (Call 03/15/32)	310	296,149
5.75%, 11/20/26 (Call 10/20/26)	90	91,063
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	45	40,490
1.88%, 04/15/31 (Call 01/15/31)	80	62,874
4.60%, 04/15/25 (Call 03/15/25)	215	212,352
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	240	218,867
2.25%, 03/12/30 (Call 12/12/29)	177	150,571
2.45%, 06/15/26 (Call 03/15/26)	260	244,306
2.55%, 11/15/30 (Call 08/15/30)	245	209,546
3.00%, 02/14/32 (Call 11/14/31)	270	233,366
3.50%, 03/01/28 (Call 12/01/27)	165	155,640
3.55%, 08/15/29 (Call 05/15/29)	261	244,100
3.80%, 08/15/25 (Call 06/15/25)	359	350,163
4.00%, 11/15/28 (Call 08/15/28)	150	143,810
4.75%, 02/15/26 (Call 01/15/26)	130	129,195
4.80%, 02/15/33 (Call 11/15/32)(a)	225	221,440
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	270	248,356
2.25%, 04/15/25 (Call 03/15/25)	449	431,933
2.35%, 02/15/30 (Call 11/15/29)	166	143,855
2.50%, 04/15/26	333	317,208
2.65%, 09/15/30 (Call 06/15/30)	67	58,219
3.38%, 04/15/29 (Call 01/15/29)	309	290,338
4.40%, 01/15/33 (Call 10/15/32)(a)	230	220,794
4.50%, 09/15/32 (Call 06/15/32)	300	290,046
6.35%, 11/01/32	155	168,580
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	55	43,513
2.25%, 09/15/26 (Call 06/15/26)	305	284,609
3.88%, 04/15/30 (Call 01/15/30)	215	201,131
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	170	134,618
5.25%, 05/15/33 (Call 02/15/33)	125	122,351
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	141	133,241
Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	$122	$108,446
3.05%, 07/08/26 (Call 05/08/26)	235	225,358
3.25%, 07/08/29 (Call 04/08/29)	215	201,179
3.55%, 06/26/25 (Call 04/26/25)	165	161,683
3.70%, 06/26/28 (Call 03/26/28)	385	373,264
3.90%, 04/15/28 (Call 03/15/28)	160	155,737
4.00%, 04/15/26 (Call 03/15/26)	150	147,720
4.00%, 04/15/30 (Call 02/15/30)	170	164,817
4.10%, 04/15/33 (Call 01/15/33)	335	318,870
4.15%, 09/09/32 (Call 06/09/32)	425	410,843
5.88%, 04/05/27(a)	15	15,700
7.55%, 02/15/30	110	127,687
		28,518,909
Semiconductors — 0.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	215	200,334
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	175	151,477
2.10%, 10/01/31 (Call 07/01/31)	295	240,373
2.95%, 04/01/25 (Call 03/01/25)	74	71,816
3.45%, 06/15/27 (Call 03/15/27)	300	284,282
3.50%, 12/05/26 (Call 09/05/26)	225	216,168
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	299	246,759
3.30%, 04/01/27 (Call 01/01/27)	412	393,201
3.90%, 10/01/25 (Call 07/01/25)	297	290,675
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	209	203,168
3.50%, 01/15/28 (Call 10/15/27)	255	238,726
3.88%, 01/15/27 (Call 10/15/26)	971	933,367
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	310	272,628
2.45%, 02/15/31 (Call 11/15/30)(d)	480	394,903
2.60%, 02/15/33 (Call 11/15/32)(d)	75	59,083
3.15%, 11/15/25 (Call 10/15/25)	238	228,390
3.42%, 04/15/33 (Call 01/15/33)(d)	545	458,224
3.46%, 09/15/26 (Call 07/15/26)	110	104,985
4.00%, 04/15/29 (Call 02/15/29)(d)	226	211,580
4.11%, 09/15/28 (Call 06/15/28)	475	454,217
4.15%, 11/15/30 (Call 08/15/30)	470	435,060
4.15%, 04/15/32 (Call 01/15/32)(d)	425	384,715
4.30%, 11/15/32 (Call 08/15/32)	455	417,978
4.75%, 04/15/29 (Call 01/15/29)	356	346,934
5.00%, 04/15/30 (Call 01/15/30)	376	371,782
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	110	95,323
2.00%, 08/12/31 (Call 05/12/31)	355	290,640
2.45%, 11/15/29 (Call 08/15/29)	511	449,591
2.60%, 05/19/26 (Call 02/19/26)	310	293,756
3.15%, 05/11/27 (Call 02/11/27)	259	245,003
3.40%, 03/25/25 (Call 02/25/25)	678	662,192
3.70%, 07/29/25 (Call 04/29/25)	495	483,667
3.75%, 03/25/27 (Call 01/25/27)	351	339,061
3.75%, 08/05/27 (Call 07/05/27)	135	130,020
3.90%, 03/25/30 (Call 12/25/29)	379	358,751
4.00%, 08/05/29 (Call 06/05/29)	120	114,966
4.00%, 12/15/32	40	37,452
4.15%, 08/05/32 (Call 05/05/32)	270	255,872
4.88%, 02/10/26	325	324,809
4.88%, 02/10/28 (Call 01/10/28)	400	400,273

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.13%, 02/10/30 (Call 12/10/29)	$305	$308,853
5.20%, 02/10/33 (Call 11/10/32)	485	491,609
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	339	328,375
4.65%, 07/15/32 (Call 04/15/32)	150	147,313
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	165	136,962
3.75%, 03/15/26 (Call 01/15/26)	272	264,477
3.80%, 03/15/25 (Call 12/15/24)	290	284,525
4.00%, 03/15/29 (Call 12/15/28)	290	279,529
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	115	105,684
2.45%, 04/15/28 (Call 02/15/28)	175	154,393
2.95%, 04/15/31 (Call 01/15/31)	190	158,899
4.88%, 06/22/28 (Call 03/22/28)	160	155,168
5.75%, 02/15/29 (Call 01/15/29)	75	75,697
5.95%, 09/15/33 (Call 06/15/33)	50	50,635
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/24)	345	336,234
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	185	148,267
4.19%, 02/15/27 (Call 12/15/26)	273	262,567
4.66%, 02/15/30 (Call 11/15/29)	205	194,125
4.98%, 02/06/26 (Call 12/06/25)	173	171,240
5.33%, 02/06/29 (Call 11/06/28)	145	143,310
5.38%, 04/15/28 (Call 03/15/28)	160	159,136
5.88%, 02/09/33 (Call 11/09/32)	260	260,839
5.88%, 09/15/33 (Call 06/15/33)	15	15,017
6.75%, 11/01/29 (Call 09/01/29)	295	309,212
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	570	499,764
2.00%, 06/15/31 (Call 03/15/31)	295	244,164
2.85%, 04/01/30 (Call 01/01/30)	474	425,311
3.20%, 09/16/26 (Call 06/16/26)	300	288,470
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	115	114,634
5.55%, 12/01/28 (Call 09/01/28)	143	143,476
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	340	275,730
2.65%, 02/15/32 (Call 11/15/31)	225	181,250
2.70%, 05/01/25 (Call 04/01/25)	170	162,989
3.15%, 05/01/27 (Call 03/01/27)	50	46,471
3.40%, 05/01/30 (Call 02/01/30)	210	185,120
3.88%, 06/18/26 (Call 04/18/26)	240	230,989
4.30%, 06/18/29 (Call 03/18/29)	230	216,621
4.40%, 06/01/27 (Call 05/01/27)	165	159,608
5.00%, 01/15/33 (Call 10/15/32)	195	186,234
Qorvo Inc.
1.75%, 12/15/24	85	81,281
4.38%, 10/15/29 (Call 10/15/24)	240	217,759
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	303	262,168
1.65%, 05/20/32 (Call 02/20/32)	465	363,563
2.15%, 05/20/30 (Call 02/20/30)	330	281,440
3.25%, 05/20/27 (Call 02/20/27)	478	455,456
3.45%, 05/20/25 (Call 02/20/25)	75	73,218
4.25%, 05/20/32 (Call 02/20/32)	270	259,051
5.40%, 05/20/33 (Call 02/20/33)	160	166,559
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	190	174,437
3.00%, 06/01/31 (Call 03/01/31)	155	126,064
Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	$130	$118,102
1.38%, 03/12/25 (Call 02/12/25)	405	386,556
1.75%, 05/04/30 (Call 02/04/30)	110	92,075
1.90%, 09/15/31 (Call 06/15/31)	210	172,405
2.25%, 09/04/29 (Call 06/04/29)	165	144,346
2.90%, 11/03/27 (Call 08/03/27)	251	234,661
3.65%, 08/16/32 (Call 05/16/32)	175	159,522
4.60%, 02/15/28 (Call 01/15/28)	130	129,846
4.90%, 03/14/33 (Call 12/14/32)	260	259,414
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	260	236,353
2.50%, 10/25/31 (Call 07/25/31)	290	239,616
3.88%, 04/22/27 (Call 03/22/27)	200	193,185
4.25%, 04/22/32 (Call 01/22/32)	235	224,724
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	192	163,896
		25,610,795
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	35	29,944
3.48%, 12/01/27 (Call 09/01/27)	205	190,737
3.84%, 05/01/25 (Call 04/01/25)	170	165,572
4.20%, 05/01/30 (Call 02/01/30)	135	124,248
		510,501
Software — 0.8%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	225	216,912
2.15%, 02/01/27 (Call 12/01/26)	360	333,022
2.30%, 02/01/30 (Call 11/01/29)	512	444,912
3.25%, 02/01/25 (Call 11/01/24)	305	298,664
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	215	176,496
2.85%, 01/15/30 (Call 10/15/29)	123	107,998
3.50%, 06/15/27 (Call 03/15/27)	225	214,035
4.38%, 06/15/25 (Call 03/15/25)	215	212,060
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	245	201,861
2.90%, 12/01/29 (Call 09/01/29)	222	192,493
3.40%, 06/27/26 (Call 03/27/26)	212	201,799
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	148	147,899
6.65%, 08/02/26 (Call 07/02/26)	130	130,937
6.85%, 08/02/33 (Call 05/02/33)	142	139,188
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	190	152,088
4.80%, 03/01/26 (Call 12/01/25)(a)	124	123,344
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	335	305,713
1.65%, 03/01/28 (Call 01/01/28)	155	134,710
2.25%, 03/01/31 (Call 12/01/30)	420	340,728
3.75%, 05/21/29 (Call 02/21/29)	80	74,697
4.50%, 07/15/25	190	186,984
4.70%, 07/15/27 (Call 06/15/27)	190	186,841
5.10%, 07/15/32 (Call 04/15/32)(a)	88	86,674
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	241	218,117
2.65%, 06/01/30 (Call 03/01/30)	292	247,904
3.20%, 07/01/26 (Call 05/01/26)	495	470,009
3.50%, 07/01/29 (Call 04/01/29)	504	460,910
3.85%, 06/01/25 (Call 03/01/25)	375	365,932

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.20%, 10/01/28 (Call 07/01/28)	$300	$286,518
5.38%, 08/21/28 (Call 07/21/28)	180	181,451
5.45%, 03/02/28 (Call 02/02/28)	260	262,194
5.60%, 03/02/33 (Call 12/02/32)	240	240,977
5.63%, 08/21/33 (Call 05/21/33)	130	130,804
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	325	303,686
1.35%, 07/15/27 (Call 05/15/27)	258	228,260
1.65%, 07/15/30 (Call 04/15/30)	150	121,511
5.13%, 09/15/28 (Call 08/15/28)	230	232,133
5.20%, 09/15/33 (Call 06/15/33)	210	211,629
5.25%, 09/15/26 (Call 08/15/26)	185	186,336
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(d)	105	84,947
2.40%, 08/08/26 (Call 05/08/26)	1,019	963,663
2.70%, 02/12/25 (Call 11/12/24)	699	680,077
3.13%, 11/03/25 (Call 08/03/25)	946	917,039
3.30%, 02/06/27 (Call 11/06/26)	1,173	1,128,652
3.40%, 09/15/26 (Call 06/15/26)(d)	221	213,430
3.40%, 06/15/27 (Call 03/15/27)(d)	130	124,235
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	505	465,249
2.30%, 03/25/28 (Call 01/25/28)	425	377,964
2.50%, 04/01/25 (Call 03/01/25)	873	838,581
2.65%, 07/15/26 (Call 04/15/26)	695	651,137
2.80%, 04/01/27 (Call 02/01/27)	576	534,498
2.88%, 03/25/31 (Call 12/25/30)	675	577,407
2.95%, 05/15/25 (Call 02/15/25)	628	605,810
2.95%, 04/01/30 (Call 01/01/30)	635	556,647
3.25%, 11/15/27 (Call 08/15/27)	568	529,694
3.25%, 05/15/30 (Call 02/15/30)	150	133,685
4.50%, 05/06/28 (Call 04/06/28)	310	302,835
4.65%, 05/06/30 (Call 03/06/30)	110	106,191
4.90%, 02/06/33 (Call 11/06/32)	455	437,736
5.80%, 11/10/25	195	196,671
6.15%, 11/09/29 (Call 09/09/29)	300	314,693
6.25%, 11/09/32 (Call 08/09/32)	605	636,750
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	175	161,910
1.40%, 09/15/27 (Call 07/15/27)	345	302,321
1.75%, 02/15/31 (Call 11/15/30)	265	209,159
2.00%, 06/30/30 (Call 03/30/30)	165	135,615
2.95%, 09/15/29 (Call 06/15/29)	181	161,010
3.80%, 12/15/26 (Call 09/15/26)	215	207,569
3.85%, 12/15/25 (Call 09/15/25)	30	29,140
4.20%, 09/15/28 (Call 06/15/28)	245	235,317
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	230	200,325
1.95%, 07/15/31 (Call 04/15/31)	275	225,398
3.70%, 04/11/28 (Call 01/11/28)	522	501,567
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	378	300,037
Take-Two Interactive Software Inc.
3.55%, 04/14/25	190	184,926
3.70%, 04/14/27 (Call 03/14/27)	190	180,956
4.00%, 04/14/32 (Call 01/14/32)	140	128,184
4.95%, 03/28/28 (Call 02/28/28)	210	207,651
5.00%, 03/28/26	210	208,650
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	95	85,696
1.80%, 08/15/28 (Call 06/15/28)	180	154,204
2.20%, 08/15/31 (Call 05/15/31)	535	423,002
Security	Par (000)	Value

Software (continued)
3.90%, 08/21/27 (Call 05/21/27)	$329	$313,598
4.50%, 05/15/25 (Call 04/15/25)	236	232,265
4.65%, 05/15/27 (Call 03/15/27)	158	154,509
4.70%, 05/15/30 (Call 02/15/30)	185	176,296
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	135	128,230
3.70%, 04/01/29 (Call 02/01/29)	95	88,350
3.80%, 04/01/32 (Call 01/01/32)	295	262,172
		25,734,074
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	245	211,740
3.63%, 04/22/29 (Call 01/22/29)	80	73,512
4.70%, 07/21/32 (Call 04/21/32)	235	221,869
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	560	487,880
1.70%, 03/25/26 (Call 03/25/24)	720	665,696
2.25%, 02/01/32 (Call 11/01/31)	600	475,723
2.30%, 06/01/27 (Call 04/01/27)	615	559,986
2.75%, 06/01/31 (Call 03/01/31)	949	798,178
2.95%, 07/15/26 (Call 04/15/26)(a)	270	254,843
3.80%, 02/15/27 (Call 11/15/26)	212	203,995
3.88%, 01/15/26 (Call 10/15/25)	115	111,497
4.10%, 02/15/28 (Call 11/15/27)	425	407,607
4.25%, 03/01/27 (Call 12/01/26)	391	380,986
4.30%, 02/15/30 (Call 11/15/29)	808	764,376
4.35%, 03/01/29 (Call 12/01/28)	691	664,354
5.54%, 02/20/26 (Call 02/20/24)	5	5,002
Bell Telephone Co. of Canada or Bell Canada (The) 5.10%, 05/11/33 (Call 02/11/33)	270	263,963
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	80	63,515
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/24/28)	255	250,869
9.63%, 12/15/30	605	731,760
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	410	386,584
2.95%, 02/28/26	262	252,466
3.50%, 06/15/25	451	441,928
Deutsche Telekom International Finance BV
8.75%, 06/15/30	862	1,017,868
9.25%, 06/01/32	95	119,715
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	130	119,111
2.00%, 12/10/30 (Call 09/10/30)	110	85,622
3.75%, 08/15/29 (Call 05/15/29)	125	114,203
Koninklijke KPN NV, 8.38%, 10/01/30	165	188,819
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	225	182,399
2.75%, 05/24/31 (Call 02/24/31)	190	156,302
4.60%, 02/23/28 (Call 11/23/27)	210	205,118
4.60%, 05/23/29 (Call 02/23/29)	288	279,405
5.60%, 06/01/32 (Call 03/01/32)	155	153,475
Nokia OYJ, 4.38%, 06/12/27	125	118,281
Orange SA, 9.00%, 03/01/31	475	574,262
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	280	261,049
2.95%, 03/15/25	400	385,855
3.20%, 03/15/27 (Call 02/15/27)	215	200,336
3.63%, 12/15/25 (Call 09/15/25)	205	196,867
3.80%, 03/15/32 (Call 12/15/31)	410	356,955

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Sprint Capital Corp.
6.88%, 11/15/28	$580	$614,028
8.75%, 03/15/32	470	561,507
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	30	30,495
7.63%, 03/01/26 (Call 11/01/25)	70	72,606
Telefonica Emisiones SA, 4.10%, 03/08/27	465	447,120
Telefonica Europe BV, 8.25%, 09/15/30	305	350,160
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	270	250,796
3.40%, 05/13/32 (Call 02/13/32)	265	226,388
3.70%, 09/15/27 (Call 06/15/27)	155	147,368
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	180	165,698
2.05%, 02/15/28 (Call 12/15/27)	410	360,643
2.25%, 02/15/26 (Call 02/15/24)	450	420,922
2.25%, 11/15/31 (Call 08/15/31)	230	183,109
2.40%, 03/15/29 (Call 01/15/29)	15	13,033
2.55%, 02/15/31 (Call 11/15/30)	615	509,751
2.63%, 04/15/26 (Call 04/15/24)	505	474,771
2.63%, 02/15/29 (Call 02/15/24)	312	274,760
2.70%, 03/15/32 (Call 12/15/31)	155	126,991
2.88%, 02/15/31 (Call 02/15/26)	275	233,052
3.38%, 04/15/29 (Call 04/15/24)	545	494,360
3.50%, 04/15/25 (Call 03/15/25)	758	737,441
3.50%, 04/15/31 (Call 04/15/26)	640	563,302
3.75%, 04/15/27 (Call 02/15/27)	982	936,708
3.88%, 04/15/30 (Call 01/15/30)	1,518	1,394,003
4.75%, 02/01/28 (Call 02/01/24)	710	694,812
4.80%, 07/15/28 (Call 06/15/28)	190	187,031
4.95%, 03/15/28 (Call 02/15/28)	255	253,263
5.05%, 07/15/33 (Call 04/15/33)	705	683,556
5.20%, 01/15/33 (Call 10/15/32)	355	349,494
5.38%, 04/15/27 (Call 04/15/24)	475	475,323
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	425	390,740
1.45%, 03/20/26 (Call 02/20/26)	670	615,844
1.50%, 09/18/30 (Call 06/18/30)	310	247,012
1.68%, 10/30/30 (Call 07/30/30)	220	174,299
1.75%, 01/20/31 (Call 10/20/30)	472	372,042
2.10%, 03/22/28 (Call 01/22/28)	717	635,226
2.36%, 03/15/32 (Call 12/15/31)	1,328	1,058,946
2.55%, 03/21/31 (Call 12/21/30)	795	659,733
2.63%, 08/15/26	531	498,638
3.00%, 03/22/27 (Call 01/22/27)	177	165,839
3.15%, 03/22/30 (Call 12/22/29)	468	415,205
3.38%, 02/15/25	600	586,015
3.88%, 02/08/29 (Call 11/08/28)	180	170,175
4.02%, 12/03/29 (Call 09/03/29)	1,156	1,084,593
4.13%, 03/16/27	778	754,993
4.33%, 09/21/28	965	931,861
4.50%, 08/10/33	50	46,714
5.05%, 05/09/33 (Call 02/09/33)	340	334,710
6.40%, 09/15/33	50	53,461
7.75%, 12/01/30	80	90,904
Vodafone Group PLC
4.13%, 05/30/25	609	598,213
4.38%, 05/30/28	180	176,469
6.25%, 11/30/32	10	10,518
7.88%, 02/15/30	45	50,404
		35,749,016
Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	$70	$65,076
3.55%, 11/19/26 (Call 09/19/26)	205	191,562
3.90%, 11/19/29 (Call 08/19/29)	255	229,413
		486,051
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	347	337,675
3.25%, 06/15/27 (Call 03/15/27)	221	210,308
3.65%, 09/01/25 (Call 06/01/25)	110	107,242
7.00%, 12/15/25	85	88,214
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	310	295,455
3.85%, 08/05/32 (Call 05/05/32)	215	196,301
5.85%, 11/01/33 (Call 08/01/33)	40	42,226
6.90%, 07/15/28	55	59,462
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 06/02/24)	375	359,281
1.75%, 12/02/26 (Call 11/02/26)	265	240,355
2.05%, 03/05/30 (Call 12/05/29)	240	199,210
2.45%, 12/02/31 (Call 09/02/31)	270	244,945
2.88%, 11/15/29 (Call 08/15/29)	85	74,559
2.90%, 02/01/25 (Call 11/01/24)	280	271,680
4.00%, 06/01/28 (Call 03/01/28)	172	164,124
7.13%, 10/15/31	165	181,512
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	210	199,363
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	145	123,976
2.60%, 11/01/26 (Call 08/01/26)	635	594,422
3.25%, 06/01/27 (Call 03/01/27)	250	235,287
3.35%, 11/01/25 (Call 08/01/25)	240	231,624
3.80%, 03/01/28 (Call 12/01/27)	260	248,675
4.10%, 11/15/32 (Call 08/15/32)	235	218,685
4.25%, 03/15/29 (Call 12/15/28)	215	208,173
5.20%, 11/15/33 (Call 08/15/33)	200	199,159
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	285	237,202
3.10%, 08/05/29 (Call 05/05/29)	365	328,688
3.25%, 04/01/26 (Call 01/01/26)	305	291,726
3.40%, 02/15/28 (Call 11/15/27)	173	161,896
4.20%, 10/17/28 (Call 07/17/28)	125	119,905
4.25%, 05/15/30 (Call 02/15/30)	125	118,612
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	220	213,479
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	136	128,018
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	130	107,473
2.55%, 11/01/29 (Call 08/01/29)	134	115,913
2.90%, 06/15/26 (Call 03/15/26)	189	178,874
3.00%, 03/15/32 (Call 12/15/31)(a)	165	140,560
3.15%, 06/01/27 (Call 03/01/27)	160	150,335
3.65%, 08/01/25 (Call 06/01/25)	169	164,179
3.80%, 08/01/28 (Call 05/01/28)	270	256,026
4.45%, 03/01/33 (Call 12/01/32)	105	98,975
5.05%, 08/01/30 (Call 06/01/30)	210	208,832
5.55%, 03/15/34 (Call 12/15/33)	125	126,689
7.80%, 05/15/27	25	27,178
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	95	86,115
2.85%, 03/01/27 (Call 02/01/27)	40	36,893

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.90%, 12/01/26 (Call 10/01/26)	$217	$201,333
3.35%, 09/01/25 (Call 08/01/25)	152	146,290
4.30%, 06/15/27 (Call 05/15/27)	115	110,700
4.63%, 06/01/25 (Call 05/01/25)	164	161,238
5.25%, 06/01/28 (Call 05/01/28)	105	104,386
5.65%, 03/01/28 (Call 02/01/28)	145	146,424
6.30%, 12/01/28 (Call 11/01/28)	105	108,367
6.60%, 12/01/33 (Call 09/01/33)	85	89,329
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	200	183,711
2.38%, 05/20/31 (Call 02/20/31)	410	342,480
2.40%, 02/05/30 (Call 11/05/29)	302	260,398
2.75%, 03/01/26 (Call 12/01/25)	320	304,012
2.80%, 02/14/32 (Call 11/14/31)	237	200,716
3.00%, 04/15/27 (Call 01/15/27)	205	192,813
3.25%, 01/15/25 (Call 10/15/24)	190	185,726
3.25%, 08/15/25 (Call 05/15/25)	140	135,790
3.70%, 03/01/29 (Call 12/01/28)	221	210,022
3.75%, 07/15/25 (Call 05/15/25)	242	236,729
3.95%, 09/10/28 (Call 06/10/28)	454	439,722
4.50%, 01/20/33 (Call 10/20/32)	160	154,076
4.75%, 02/21/26 (Call 01/21/26)	325	323,996
6.63%, 02/01/29	65	70,507
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	241	225,818
2.50%, 09/01/29 (Call 06/01/29)	112	98,698
3.05%, 11/15/27 (Call 08/15/27)	460	432,583
3.40%, 03/15/29 (Call 12/15/28)	264	247,888
3.90%, 04/01/25 (Call 03/01/25)	494	485,676
4.45%, 04/01/30 (Call 01/01/30)	228	223,917
4.88%, 03/03/33 (Call 12/03/32)	240	238,992
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	360	327,293
1.50%, 09/22/28 (Call 07/22/28)	357	311,226
1.80%, 09/22/31 (Call 06/22/31)	725	592,855
3.95%, 09/09/27 (Call 08/09/27)	294	288,506
		16,411,698
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	70	52,821
3.25%, 03/30/25 (Call 12/30/24)	15	14,498
3.25%, 09/15/26 (Call 06/15/26)	62	58,248
3.50%, 03/15/28 (Call 12/15/27)	137	125,685
3.50%, 06/01/32 (Call 03/01/32)	140	116,542
3.85%, 03/30/27 (Call 12/30/26)	107	100,930
4.00%, 06/30/30 (Call 03/30/30)	85	75,914
4.55%, 11/07/28 (Call 08/07/28)	175	166,081
4.70%, 04/01/29 (Call 01/01/29)	143	136,791
4.90%, 03/15/33 (Call 12/15/32)	75	70,210
5.45%, 09/15/33 (Call 06/15/33)	95	90,966
		1,008,686
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	70	61,766
3.38%, 01/20/27 (Call 12/20/26)	70	62,267
		124,033
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	155	127,254
2.80%, 05/01/30 (Call 02/01/30)	177	153,243
Security	Par (000)	Value

Water (continued)
2.95%, 09/01/27 (Call 06/01/27)	$174	$161,538
3.40%, 03/01/25 (Call 12/01/24)	217	211,356
3.45%, 06/01/29 (Call 03/01/29)	137	125,953
3.75%, 09/01/28 (Call 06/01/28)	197	185,651
4.45%, 06/01/32 (Call 03/01/32)(a)	160	152,311
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(a)	115	92,314
2.70%, 04/15/30 (Call 01/15/30)	121	102,239
3.57%, 05/01/29 (Call 02/01/29)	117	107,459
United Utilities PLC, 6.88%, 08/15/28	50	53,240
		1,472,558

Total Corporate Bonds & Notes — 32.6%
(Cost: $1,152,134,336)		1,097,309,171

Foreign Government Obligations(e)

Canada — 0.4%
Canada Government International Bond
0.75%, 05/19/26	445	405,412
1.63%, 01/22/25	1,080	1,039,488
Export Development Canada, 3.00%, 05/25/27	520	495,026
Hydro-Quebec, Series HH, 8.50%, 12/01/29	100	117,000
Province of Alberta Canada
1.00%, 05/20/25	1,055	993,775
1.30%, 07/22/30	235	189,352
3.30%, 03/15/28	520	493,110
Province of British Columbia Canada
0.90%, 07/20/26	730	662,143
1.30%, 01/29/31(a)	130	103,912
2.25%, 06/02/26	430	405,219
4.20%, 07/06/33	500	477,198
Province of Manitoba Canada, 2.13%, 06/22/26	295	276,419
Province of New Brunswick Canada, 3.63%, 02/24/28	210	200,816
Province of Ontario Canada
0.63%, 01/21/26	367	336,083
1.05%, 04/14/26	70	64,248
1.05%, 05/21/27	240	212,796
1.13%, 10/07/30	1,040	824,774
1.60%, 02/25/31	165	134,281
1.80%, 10/14/31	115	93,512
2.00%, 10/02/29	85	73,952
2.30%, 06/15/26	20	18,853
2.50%, 04/27/26	670	636,084
3.10%, 05/19/27(a)	20	19,026
Province of Quebec, 4.50%, 09/08/33	500	488,126
Province of Quebec Canada
0.60%, 07/23/25	1,340	1,248,045
1.35%, 05/28/30	125	102,132
1.90%, 04/21/31	80	66,403
2.50%, 04/20/26	545	517,578
2.75%, 04/12/27(a)	350	329,597
3.63%, 04/13/28	100	96,317
Series PD, 7.50%, 09/15/29	352	402,711
Series QX, 1.50%, 02/11/25	899	860,691
		12,384,079
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	370	312,725
2.55%, 01/27/32 (Call 10/27/31)(a)	430	357,433

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
2.55%, 07/27/33 (Call 04/27/33)	$535	$427,047
2.75%, 01/31/27 (Call 12/31/26)	460	427,819
3.13%, 01/21/26	210	201,439
3.24%, 02/06/28 (Call 11/06/27)	525	490,722
		2,217,185
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	20	16,084
2.15%, 07/28/31 (Call 04/28/31)	300	243,848
2.85%, 02/14/30	490	432,168
3.40%, 09/18/29	5	4,590
3.50%, 01/11/28	30	28,243
3.55%, 03/31/32 (Call 12/31/31)	365	325,848
3.85%, 10/15/30	315	292,787
4.10%, 04/24/28	320	307,977
4.15%, 09/20/27 (Call 06/20/27)	425	411,288
4.55%, 01/11/28 (Call 12/11/27)	200	196,407
4.65%, 09/20/32 (Call 06/20/32)	460	442,302
4.75%, 02/11/29	345	340,828
4.85%, 01/11/33 (Call 10/11/32)	700	687,080
		3,729,450
Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	355	301,298
2.88%, 03/16/26	230	216,633
3.25%, 01/17/28	25	22,910
4.50%, 01/17/33	410	376,168
State of Israel, 2.50%, 01/15/30	275	231,723
		1,148,732
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	1,230	1,124,417
2.88%, 10/17/29	550	480,810
		1,605,227
Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	565	525,428
1.25%, 01/21/31	335	263,039
1.88%, 07/21/26	265	245,056
1.88%, 04/15/31	610	498,099
2.00%, 10/17/29	50	42,935
2.13%, 02/10/25	260	250,515
2.13%, 02/16/29	420	368,314
2.25%, 11/04/26	470	436,393
2.38%, 04/20/26	280	263,844
2.50%, 05/28/25	290	278,635
2.75%, 01/21/26(a)	465	444,046
2.75%, 11/16/27	450	417,907
2.88%, 06/01/27	350	328,349
2.88%, 07/21/27	315	295,235
3.25%, 07/20/28	325	304,740
3.50%, 10/31/28	220	208,050
Japan International Cooperation Agency
1.00%, 07/22/30(a)	210	163,973
2.13%, 10/20/26	2	1,849
2.75%, 04/27/27	160	149,426
3.25%, 05/25/27	275	260,691
3.38%, 06/12/28	200	188,359
		5,934,883
Security	Par (000)	Value

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	$855	$698,761
3.25%, 04/16/30 (Call 01/16/30)	545	479,219
3.75%, 01/11/28	445	421,128
3.90%, 04/27/25 (Call 03/27/25)	275	270,607
4.13%, 01/21/26	420	412,738
4.15%, 03/28/27	747	725,832
4.50%, 04/22/29	625	600,270
4.75%, 04/27/32 (Call 01/27/32)	500	465,082
4.88%, 05/19/33 (Call 02/19/33)	520	483,614
5.40%, 02/09/28 (Call 01/09/28)	235	236,640
6.35%, 02/09/35 (Call 11/09/34)	255	257,573
7.50%, 04/08/33	120	133,467
8.30%, 08/15/31	157	186,290
		5,371,221
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	485	340,175
3.16%, 01/23/30 (Call 10/23/29)	400	328,990
3.30%, 01/19/33 (Call 10/19/32)	270	204,507
3.75%, 03/16/25 (Call 12/16/24)	480	463,248
3.88%, 03/17/28 (Call 12/17/27)	515	464,398
7.13%, 01/29/26	310	313,223
8.88%, 09/30/27	335	359,801
9.38%, 04/01/29 (Call 04/01/24)	130	144,796
		2,619,138
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	210	158,121
2.39%, 01/23/26 (Call 12/23/25)(a)	433	406,775
2.78%, 01/23/31 (Call 10/23/30)	1,035	873,425
2.84%, 06/20/30	89	76,808
4.13%, 08/25/27(a)	298	286,589
7.35%, 07/21/25	337	346,044
8.75%, 11/21/33	400	487,153
		2,634,915
Philippines — 0.2%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	5	5,500
Philippine Government International Bond
1.65%, 06/10/31	920	727,229
1.95%, 01/06/32	260	206,351
2.46%, 05/05/30	290	249,048
3.00%, 02/01/28	975	902,097
3.23%, 03/29/27	20	18,882
3.75%, 01/14/29	335	316,990
4.63%, 07/17/28	265	261,198
5.00%, 07/17/33	340	335,910
5.17%, 10/13/27	5	5,017
5.50%, 03/30/26	402	405,205
5.61%, 04/13/33	325	334,375
6.38%, 01/15/32	200	216,846
7.75%, 01/14/31	110	126,912
9.50%, 02/02/30	527	647,586
10.63%, 03/16/25	610	649,753
		5,408,899
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	572	549,147
4.88%, 10/04/33 (Call 07/04/33)	505	489,853
5.50%, 11/16/27 (Call 08/16/27)	525	537,782

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Poland (continued)
5.75%, 11/16/32 (Call 08/16/32)	$410	$425,454
		2,002,236
South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 01/18/25	200	191,405
1.25%, 09/21/30	205	160,135
1.38%, 02/09/31	625	486,493
1.63%, 01/18/27	200	180,723
1.88%, 02/12/25	220	211,544
2.13%, 01/18/32	25	20,136
2.63%, 05/26/26	725	682,762
2.88%, 01/21/25	200	194,855
3.25%, 11/10/25	380	366,366
3.25%, 08/12/26	280	266,482
4.25%, 09/15/27	215	209,636
4.50%, 09/15/32	200	191,837
5.00%, 01/11/28	90	90,214
5.13%, 09/18/28	5	5,040
5.13%, 01/11/33	360	360,345
Korea Development Bank (The)
1.38%, 04/25/27	10	8,888
4.25%, 09/08/32	200	188,332
4.38%, 02/15/28	10	9,797
4.38%, 02/15/33	320	303,569
5.38%, 10/23/28	25	25,487
5.63%, 10/23/33	320	333,240
Korea International Bond
1.00%, 09/16/30	10	7,904
1.75%, 10/15/31	5	4,053
2.50%, 06/19/29	210	188,517
2.75%, 01/19/27	265	250,245
3.50%, 09/20/28	275	261,417
5.63%, 11/03/25	150	151,003
		5,350,425
Supranational — 1.5%
African Development Bank
0.88%, 03/23/26	357	327,563
0.88%, 07/22/26	385	349,409
3.38%, 07/07/25	95	92,738
4.38%, 11/03/27	590	587,483
Asian Development Bank
0.38%, 09/03/25	655	606,262
0.50%, 02/04/26	1,005	918,909
0.63%, 04/29/25	910	856,604
0.75%, 10/08/30	130	101,559
1.00%, 04/14/26	1,550	1,424,401
1.25%, 06/09/28	265	230,619
1.50%, 01/20/27	1,010	921,412
1.50%, 03/04/31	700	572,294
1.75%, 09/19/29	568	491,116
1.88%, 03/15/29	155	136,482
1.88%, 01/24/30	517	444,242
2.00%, 01/22/25	490	473,245
2.00%, 04/24/26(a)	610	573,566
2.13%, 03/19/25(a)	31	29,872
2.38%, 08/10/27	35	32,559
2.50%, 11/02/27	194	180,365
2.63%, 01/12/27	345	326,214
2.75%, 01/19/28	435	406,845
2.88%, 05/06/25	165	160,232
Security	Par (000)	Value

Supranational (continued)
3.13%, 08/20/27	$1,035	$987,647
3.13%, 09/26/28	210	198,229
3.13%, 04/27/32	172	155,307
3.88%, 09/28/32	110	104,769
5.82%, 06/16/28 (Call 12/16/23)	240	252,344
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	475	444,392
0.50%, 01/27/26	330	301,413
3.38%, 06/29/25	185	180,339
Council of Europe Development Bank
0.88%, 09/22/26	10	9,023
1.38%, 02/27/25	120	114,661
3.00%, 06/16/25	177	171,734
European Bank for Reconstruction & Development
0.50%, 05/19/25	857	803,047
0.50%, 11/25/25	50	45,976
0.50%, 01/28/26	80	73,178
1.50%, 02/13/25	207	198,394
4.38%, 03/09/28	515	513,982
European Investment Bank
0.38%, 12/15/25	190	174,105
0.38%, 03/26/26	1,044	947,766
0.63%, 07/25/25	510	476,070
0.63%, 10/21/27	185	160,081
0.75%, 10/26/26	540	485,378
0.75%, 09/23/30	155	121,973
0.88%, 05/17/30	480	384,714
1.25%, 02/14/31	2,220	1,794,664
1.38%, 03/15/27	100	90,616
1.63%, 03/14/25	720	689,995
1.63%, 10/09/29	155	133,065
1.63%, 05/13/31	40	33,043
1.75%, 03/15/29	620	543,467
1.88%, 02/10/25	687	662,099
2.13%, 04/13/26	600	566,418
2.38%, 05/24/27	604	563,563
2.75%, 08/15/25	20	19,319
3.25%, 11/15/27	405	387,857
3.75%, 02/14/33	1,175	1,112,253
Inter-American Development Bank
0.63%, 07/15/25	925	863,777
0.63%, 09/16/27(a)	195	169,295
0.88%, 04/03/25	510	482,530
0.88%, 04/20/26	875	801,554
1.13%, 07/20/28	1,005	866,584
1.13%, 01/13/31	1,005	802,461
1.50%, 01/13/27	620	566,060
1.75%, 03/14/25	715	686,039
2.00%, 06/02/26	450	421,892
2.00%, 07/23/26	329	307,868
2.13%, 01/15/25	770	745,217
2.25%, 06/18/29	648	578,838
2.38%, 07/07/27	551	513,133
3.13%, 09/18/28(a)	635	598,454
3.50%, 09/14/29	700	667,501
International Bank for Reconstruction &
Development
0.38%, 07/28/25	420	390,171
0.50%, 10/28/25	450	415,204
0.63%, 04/22/25	1,795	1,691,691
0.75%, 03/11/25	145	137,389

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.75%, 11/24/27	$1,180	$1,021,580
0.75%, 08/26/30	1,020	799,228
0.88%, 07/15/26	45	40,916
0.88%, 05/14/30	1,360	1,085,612
1.13%, 09/13/28	1,145	983,315
1.25%, 02/10/31	1,163	935,656
1.38%, 04/20/28	965	847,806
1.63%, 01/15/25	923	888,400
1.63%, 11/03/31	1,180	959,918
1.75%, 10/23/29	1,034	891,045
1.88%, 10/27/26	485	450,120
2.13%, 03/03/25	611	589,486
2.50%, 07/29/25	1,367	1,315,522
2.50%, 11/22/27	750	696,621
2.50%, 03/29/32	440	380,331
3.13%, 11/20/25	20	19,374
3.13%, 06/15/27	770	735,938
3.63%, 09/21/29	390	374,083
International Finance Corp.
0.38%, 07/16/25	225	209,359
0.75%, 10/08/26	525	472,453
0.75%, 08/27/30	485	381,227
2.13%, 04/07/26	64	60,443
Nordic Investment Bank
0.38%, 09/11/25	550	508,638
0.50%, 01/21/26	20	18,309
2.63%, 04/04/25	127	123,019
3.38%, 09/08/27	57	54,891
4.38%, 03/14/28	75	74,731
		50,768,551
Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 08/26/25	195	180,453
0.63%, 05/14/25	500	468,605
2.25%, 03/22/27	385	356,745
4.13%, 06/14/28	385	377,838
4.38%, 02/13/26	100	98,950
4.63%, 11/28/25	75	74,475
4.88%, 10/04/30	315	317,652
		1,874,718
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	410	409,959
4.38%, 01/23/31 (Call 10/23/30)	1,003	972,910
		1,382,869

Total Foreign Government Obligations — 3.1%
(Cost: $111,275,014)		104,432,528

Municipal Debt Obligations

California — 0.1%
California Earthquake Authority, 5.60%, 07/01/27	200	199,646
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	166,219
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32 (Call 02/15/32)	40	36,992
State of California GO
1.70%, 02/01/28	100	88,221
2.50%, 10/01/29	550	479,172
Security	Par (000)	Value

California (continued)
3.38%, 04/01/25	$200	$195,599
5.75%, 10/01/31	100	103,330
6.00%, 03/01/33	20	21,060
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	241,910
Series BD, 3.35%, 07/01/29	190	175,160
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	225,386
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	173,488
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	202,257
		2,308,440
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(a)	340	319,252
2.15%, 07/01/30	300	245,847
		565,099
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,690	1,627,633

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.08%, 06/01/31	205	203,959
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 3.62%, 02/01/29	83	80,798
		284,757
Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	250	249,973
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	307,291
		557,264
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	319,529
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	100	101,058
		420,587
Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	200	201,609
Series B, 5.68%, 06/30/28 (NPFGC)	255	258,778
		460,387
Texas — 0.0%
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	610	616,853

Total Municipal Debt Obligations — 0.2%
(Cost: $7,266,450)		6,841,020

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.0%
Federal Farm Credit Banks Funding Corp., 0.25%,
02/26/24	115	113,606
Federal Home Loan Banks
0.38%, 09/04/25	75	69,424
0.50%, 04/14/25	730	687,259
1.00%, 03/23/26 (Call 12/23/23)	127	116,151
1.50%, 08/15/24	115	111,969

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.38%, 03/14/25	$50	$48,279
2.50%, 02/13/24	220	218,691
2.75%, 12/13/24	475	463,393
3.00%, 03/10/28	75	70,730
3.13%, 06/13/25	3,730	3,625,746
3.25%, 06/09/28	300	285,325
3.25%, 11/16/28	2,470	2,352,040
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	1,774	1,774,000
0.38%, 07/21/25	1,000	931,138
0.38%, 09/23/25	975	900,665
0.41%, 10/28/24 (Call 01/28/24)	150	143,475
1.50%, 02/12/25	4,938	4,734,284
6.25%, 07/15/32	500	560,350
6.75%, 09/15/29	50	55,687
6.75%, 03/15/31	1,075	1,217,033
Federal National Mortgage Association
0.38%, 08/25/25	21	19,464
0.50%, 06/17/25	2,287	2,137,028
0.63%, 04/22/25	270	254,289
0.75%, 10/08/27(a)	1,807	1,573,206
0.88%, 12/18/26 (Call 12/18/23)	60	53,468
0.88%, 08/05/30	2,550	2,012,146
1.63%, 10/15/24	25	24,240
1.63%, 01/07/25	950	915,034
1.75%, 07/02/24	405	396,677
1.88%, 09/24/26	2,591	2,411,846
2.13%, 04/24/26	25	23,600
2.50%, 02/05/24	25	24,867
2.63%, 09/06/24	910	891,715
6.03%, 10/08/27	320	336,742
6.25%, 05/15/29	1,285	1,396,182
6.63%, 11/15/30	1,075	1,204,669
7.13%, 01/15/30	25	28,381
7.25%, 05/15/30	170	195,519
		32,378,318
U.S. Government Obligations — 61.8%
U.S. Treasury Note/Bond
0.25%, 05/31/25	6,800	6,344,453
0.25%, 06/30/25	4,000	3,720,156
0.25%, 07/31/25	8,600	7,973,477
0.25%, 08/31/25	11,350	10,489,439
0.25%, 09/30/25(a)	10,250	9,447,217
0.25%, 10/31/25	9,950	9,139,231
0.38%, 04/30/25	4,000	3,750,313
0.38%, 11/30/25	10,100	9,273,852
0.38%, 12/31/25	11,030	10,107,961
0.38%, 01/31/26	12,700	11,594,703
0.50%, 03/31/25	2,500	2,355,273
0.50%, 02/28/26	13,100	11,962,961
0.50%, 04/30/27	2,000	1,753,906
0.50%, 05/31/27	7,900	6,908,180
0.50%, 06/30/27	4,000	3,487,500
0.50%, 10/31/27	10,100	8,701,781
0.63%, 07/31/26	19,200	17,346,000
0.63%, 03/31/27	3,850	3,400,934
0.63%, 11/30/27	5,000	4,317,969
0.63%, 12/31/27	5,200	4,479,312
0.63%, 05/15/30	10,000	7,915,625
0.75%, 03/31/26	8,700	7,976,812
0.75%, 04/30/26	9,400	8,590,719
Security	Par (000)	Value

U.S. Government Obligations (continued)
0.75%, 05/31/26	$13,640	$12,430,516
0.75%, 08/31/26	19,000	17,180,156
0.75%, 01/31/28	9,000	7,770,937
0.88%, 06/30/26	14,600	13,329,344
0.88%, 09/30/26	9,000	8,155,547
0.88%, 11/15/30	10,000	7,950,000
1.00%, 12/15/24	10,740	10,288,584
1.00%, 07/31/28	13,000	11,180,000
1.13%, 01/15/25	14,500	13,870,723
1.13%, 02/28/25	4,000	3,811,094
1.13%, 10/31/26	16,000	14,556,250
1.13%, 02/28/27	2,800	2,525,031
1.13%, 02/29/28	10,000	8,753,906
1.13%, 08/31/28	28,300	24,426,437
1.13%, 02/15/31	20,500	16,534,531
1.25%, 11/30/26	11,100	10,109,672
1.25%, 12/31/26	23,000	20,930,000
1.25%, 03/31/28	11,500	10,097,539
1.25%, 04/30/28	10,000	8,763,281
1.25%, 05/31/28	11,000	9,615,547
1.25%, 06/30/28	10,500	9,158,789
1.25%, 09/30/28	41,500	35,952,617
1.25%, 08/15/31	28,500	22,786,641
1.38%, 01/31/25	5,000	4,789,648
1.38%, 08/31/26	3,258	2,997,869
1.38%, 10/31/28	11,190	9,731,803
1.38%, 12/31/28	8,500	7,358,477
1.38%, 11/15/31	34,100	27,333,281
1.50%, 02/15/25	9,500	9,103,672
1.50%, 08/15/26	12,000	11,089,688
1.50%, 01/31/27	20,620	18,856,024
1.50%, 11/30/28	16,500	14,413,008
1.50%, 02/15/30	3,200	2,708,000
1.63%, 02/15/26	11,700	10,971,492
1.63%, 05/15/26	12,000	11,190,000
1.63%, 09/30/26	4,000	3,701,875
1.63%, 11/30/26	6,000	5,527,031
1.63%, 05/15/31	23,000	19,079,219
1.75%, 12/31/24	8,850	8,534,373
1.75%, 03/15/25	11,000	10,552,266
1.75%, 12/31/26	8,000	7,392,500
1.75%, 01/31/29	10,750	9,471,758
1.88%, 06/30/26	3,000	2,809,219
1.88%, 07/31/26	6,000	5,604,375
1.88%, 02/28/27	10,000	9,233,594
1.88%, 02/28/29	10,000	8,850,781
1.88%, 02/15/32	24,710	20,517,022
2.00%, 02/15/25	10,000	9,641,016
2.00%, 08/15/25	12,700	12,116,098
2.00%, 11/15/26	12,400	11,563,969
2.13%, 05/15/25	14,800	14,214,937
2.25%, 12/31/24	6,000	5,817,656
2.25%, 11/15/25	10,000	9,540,625
2.25%, 03/31/26	6,000	5,692,500
2.25%, 02/15/27	8,900	8,324,281
2.25%, 08/15/27	8,000	7,416,875
2.25%, 11/15/27	12,710	11,740,862
2.38%, 05/15/27	11,000	10,287,578
2.38%, 03/31/29	11,000	9,975,625
2.38%, 05/15/29	11,000	9,952,422
2.50%, 01/31/25	3,720	3,611,161

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 03/31/27	$11,000	$10,354,609
2.63%, 03/31/25	5,000	4,847,070
2.63%, 04/15/25	13,300	12,886,453
2.63%, 05/31/27	10,041	9,462,168
2.63%, 02/15/29	12,922	11,887,231
2.63%, 07/31/29	9,500	8,678,398
2.75%, 05/15/25	8,972	8,695,771
2.75%, 06/30/25	15,000	14,521,875
2.75%, 08/31/25	6,250	6,035,889
2.75%, 04/30/27	13,400	12,696,500
2.75%, 07/31/27	7,360	6,951,175
2.75%, 02/15/28	8,990	8,433,041
2.75%, 05/31/29	16,000	14,751,250
2.75%, 08/15/32	18,390	16,249,289
2.88%, 04/30/25	12,350	11,996,385
2.88%, 05/31/25	5,900	5,728,762
2.88%, 06/15/25	11,500	11,156,797
2.88%, 07/31/25	2,000	1,937,109
2.88%, 11/30/25	5,500	5,309,219
2.88%, 05/15/28	9,000	8,465,625
2.88%, 08/15/28	25,150	23,582,055
2.88%, 04/30/29	9,000	8,363,672
2.88%, 05/15/32	18,120	16,225,894
3.00%, 07/15/25	8,400	8,157,187
3.00%, 09/30/25	9,200	8,917,891
3.00%, 10/31/25	5,600	5,424,563
3.13%, 08/15/25	13,000	12,640,469
3.13%, 11/15/28	15,000	14,187,891
3.13%, 08/31/29	13,000	12,185,469
3.25%, 06/30/29	9,200	8,697,594
3.38%, 05/15/33	29,250	27,051,680
3.50%, 09/15/25	8,500	8,312,070
3.50%, 01/31/28	7,500	7,256,836
3.50%, 04/30/28	5,000	4,832,422
3.50%, 01/31/30	9,500	9,057,656
3.50%, 04/30/30	20,500	19,515,039
3.50%, 02/15/33	27,000	25,253,437
3.63%, 05/15/26	26,800	26,228,406
3.63%, 03/31/28	13,350	12,975,574
3.63%, 05/31/28	10,000	9,717,969
3.63%, 03/31/30	7,900	7,576,594
3.75%, 04/15/26	30,800	30,232,125
3.75%, 05/31/30	11,000	10,616,719
3.75%, 06/30/30	18,000	17,370,000
3.88%, 03/31/25	13,000	12,809,062
3.88%, 01/15/26	8,000	7,875,625
3.88%, 11/30/27	5,000	4,909,375
3.88%, 12/31/27	3,000	2,945,625
3.88%, 09/30/29	9,500	9,256,562
3.88%, 11/30/29	12,000	11,689,688
3.88%, 12/31/29	8,000	7,791,250
3.88%, 08/15/33	30,000	28,875,000
4.00%, 12/15/25	14,700	14,503,617
4.00%, 02/15/26	10,850	10,705,898
4.00%, 02/29/28	12,000	11,838,750
4.00%, 06/30/28	20,000	19,732,813
4.00%, 10/31/29	8,700	8,533,477
4.00%, 02/28/30	7,200	7,054,875
4.00%, 07/31/30	17,000	16,644,062
4.13%, 01/31/25	13,700	13,547,480
4.13%, 06/15/26	39,700	39,312,305
Security	Par (000)	Value

U.S. Government Obligations (continued)
4.13%, 09/30/27	$4,000	$3,963,438
4.13%, 10/31/27	9,940	9,849,142
4.13%, 07/31/28	11,000	10,910,625
4.13%, 08/31/30	13,960	13,765,869
4.13%, 11/15/32	22,000	21,608,125
4.25%, 12/31/24	9,700	9,605,652
4.25%, 05/31/25	14,900	14,754,492
4.25%, 10/15/25	14,700	14,563,910
4.38%, 08/15/26	32,800	32,684,688
4.38%, 08/31/28	13,900	13,940,180
4.38%, 11/30/28	14,000	14,057,969
4.38%, 11/30/30	9,000	9,011,250
4.50%, 11/15/25	4,930	4,909,587
4.50%, 07/15/26	40,300	40,277,961
4.50%, 11/15/33	11,000	11,142,656
4.63%, 02/28/25	10,400	10,344,344
4.63%, 06/30/25	15,800	15,739,516
4.63%, 03/15/26	9,300	9,303,633
4.63%, 09/15/26	27,000	27,094,922
4.63%, 10/15/26	33,600	33,726,000
4.63%, 11/15/26	13,000	13,057,891
4.63%, 09/30/28	22,900	23,207,719
4.63%, 09/30/30	16,400	16,656,250
4.75%, 07/31/25	11,700	11,680,348
4.88%, 10/31/28	21,000	21,525,000
4.88%, 10/31/30	30,100	31,026,516
5.00%, 09/30/25	15,000	15,056,250
5.00%, 10/31/25	11,550	11,604,141
5.25%, 11/15/28	950	986,738
5.25%, 02/15/29	150	155,625
5.38%, 02/15/31	500	530,703
5.50%, 08/15/28	8,500	8,906,406
6.00%, 02/15/26	500	512,227
6.13%, 08/15/29	1,000	1,085,937
6.50%, 11/15/26	4,000	4,208,125
6.88%, 08/15/25	1,000	1,030,391
		2,078,861,014

Total U.S. Government & Agency Obligations — 62.8%
(Cost: $2,220,077,580)		2,111,239,332

Total Long-Term Investments — 98.7%
(Cost: $3,490,753,380)		3,319,822,051

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(f)(g)(h)	32,874,523	32,874,523

Total Short-Term Securities — 1.0%
(Cost: $32,874,523)		32,874,523

Total Investments — 99.7%
(Cost: $3,523,627,903)		3,352,696,574

Other Assets Less Liabilities — 0.3%		8,478,900

Net Assets — 100.0%		$3,361,175,474

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$26,209,320	$6,665,203	(a)	$—	$—	$—	$32,874,523	32,874,523	$454,943	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,097,309,171	$—	$1,097,309,171
Foreign Government Obligations	—	104,432,528	—	104,432,528
Municipal Debt Obligations	—	6,841,020	—	6,841,020
U.S. Government & Agency Obligations	—	2,111,239,332	—	2,111,239,332

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$32,874,523	$—	$—	$32,874,523
	$32,874,523	$3,319,822,051	$—	$3,352,696,574

Portfolio Abbreviation

BAB	Build America Bond	RB	Revenue Bond
CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
GO	General Obligation	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.